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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2017

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Certified Financial Statement

Semi-annual Report
(unaudited)
April 30, 2017

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund

Madison Government Money Market Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund
Madison Corporate Bond Fund
Madison High Income Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Value Fund
Madison Investors Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

To Our Shareholders:

The bull market celebrated its eighth anniversary as equities rose sharply and bonds re-trenched during the past six months. Since the end of the last fiscal year (October 31, 2016), the S&P 500® gained 13.32%, the Russell Midcap® rose 12.94% and the MSCI EAFE advanced 11.47%. The Federal Reserve voted to raise short-term interest rates twice during the period, leading to negative returns in most broad bond market indices as interest rates along the yield curve rose and the yield curve flattened. The Barclays Aggregate Index® declined (0.67)% for the six month period. Investment grade corporate bonds, as a sector, managed to about break-even for the period, while high yield bonds were the clear winner in the bond universe, with the Bank of America Merrill Lynch High Yield Master® Index returning 5.49% for the six months.

March 9, 2008 was the beginning of what is now the second longest bull market in history, with the S&P 500 gaining over 250% since that date. Interest rates also declined sharply over the eight-year period which drove bond prices upward and returns soaring as investors plowed over $1.5 trillion into bond funds. Despite the strong market over this span, investors expressed caution investing in stocks as a mere $256 billion flowed into stock funds over the same eight-year period. Interestingly, retail investors, who often enter the markets late after advances have occurred, are showing signs of favoring stocks again, sending over $100 billion into equity funds during the first quarter of 2017.

Although the flow of headline political news was mind-numbing, the financial markets were surprisingly calm during the first quarter. The Chicago Board Options Exchange Volatility Index (VIX) was near its lowest level since mid-2014 and U.S. equity markets had a streak of over 109 days (the longest since 1995) without a daily decline of 1% or more - all of which was a bit perplexing given the talk of significant policy change from Washington. In fact, it was the uncertainty over health care legislation that was the likely culprit in the first daily decline, greater than 1%, on March 21. Typically, markets dislike uncertainty as businesses are reticent to make significant capital investments without knowing the “ground rules”, good or bad. But this environment appears to be different, with consumers and businesses showing high levels of optimism as sentiment levels reach post-crisis highs.

Perhaps much of the recent run-up in asset values can be attributed to expectations of tax cuts, infrastructure spending and a more business-friendly environment promised by the President. That optimism was called into question as the failure to replace the Affordable Health Care Act created concern that the entire Trump pro-business agenda might be in jeopardy. While the potential for policy changes buoyed the markets, fourth quarter 2016 economic data (released in the first quarter of 2017) also provided fuel as jobs, housing, manufacturing and consumer confidence all pointed to sustained growth. Recognizing the continued positive employment and inflation data, the Federal Reserve voted to increase short-term interest rates in December and March and indicated additional hikes were likely, although at a “gradual” rate (perhaps two additional hikes in 2017). First quarter 2017 Gross Domestic Product (GDP) was recently reported to have only risen by 0.7% on an annualized basis, reminding the markets that economic progress is seldom linear, but rather characterized by fits-and-starts. With the economy temporarily hitting a soft patch, and inflation measures remaining within the Fed’s desired range, we expect little change in the Fed Funds Rate over the very near-term, but anticipate more increases later this year as the economy re-accelerates from the tepid first quarter rate of growth.

Looking ahead, uncertainty persists overseas as Europe continues to face populist pressure on the heels of the U.S. Presidential election and the U.K. referendum to leave the European Union (EU). One sign voters are starting to pay closer attention to the potential for surprise outcomes was the recent Dutch election, where the highest voter turnout in three decades led to a defeat of the populist candidate. This election was widely seen as a litmus test of populist sentiment in Europe in advance of the French presidential vote in April and the German national election in September. Similar to the defeated Dutch candidate, French voters opted against the populist candidate, electing a more mainstream politician from a nascent party. On the other side of the globe, tensions appear to be increasing with North Korea as the U.S. reiterates that a pre-emptive military strike and tougher sanctions are all options on the table in dealing with Pyongyang.

While the performance of risk-assets has been quite remarkable in this uncertain environment, several headwinds warrant a cautious approach in our opinion. Elevated stock valuations, along with higher interest rates, higher energy prices (from a year ago), persistently low levels of volatility and elevated economic and political uncertainty increase the likelihood of greater volatility ahead. Outside of the U.S., the prospect of continued populist sentiment (and constraints on global trade) along with elevated geopolitical risk indicates global economic growth may become more subdued. We acknowledge the prospect for positive policy change, optimistic consumers and businesses and an expectation for continued economic growth. But we also believe that lower-risk, high-quality companies, along with shorter duration, high-quality bonds will allow investors to continue to participate in the market, while providing some shelter should more turbulent times unfold.

Not Part of the Semi-annual Report

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Madison Funds | April 30, 2017

Table of Contents

*Although each Fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular Fund, group of Funds or list of Funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

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Madison Funds | April 30, 2017

Review of Period (unaudited)

ALLOCATION FUNDS SUMMARY

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 3.94% for the period, outperforming the Conservative Allocation Fund Custom Index return of 3.91%. The Fund underperformed its peers as measured by the Morningstar Conservative Allocation Category, which advanced 4.79%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www. madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Alternative Funds	2.2%
Bond Funds	60.0%
Foreign Stock Funds	11.7%
Money Market Funds	3.8%
Stock Funds	22.7%
Net Other Assets and Liabilities	(0.4)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Madison Core Bond Fund Class Y	20.8%
iShares 7-10 Year Treasury Bond ETF	8.9%
RidgeWorth Seix Floating Rate High Income Fund	8.0%
Madison Corporate Bond Fund Class Y	7.1%
Vanguard FTSE All-World ex-U.S. ETF	6.8%
Baird Aggregate Bond Fund Institutional Shares	5.5%
Madison Investors Fund Class Y	5.4%
Madison Dividend Income Fund Class Y	5.2%
Vanguard Growth ETF	4.9%
Metropolitan West Total Return Bond Fund Class I	3.4%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned 7.16% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned 7.28%. The Fund lagged its Morningstar peer group as the Moderate Allocation Category returned an average of 7.52%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Alternative Funds	2.2%
Bond Funds	33.3%
Foreign Stock Funds	19.9%
Money Market Funds	4.1%
Stock Funds	40.8%
Net Other Assets and Liabilities	(0.3)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Madison Core Bond Fund Class Y	15.1%
Vanguard FTSE All-World ex-U.S. ETF	10.8%
Madison Investors Fund Class Y	10.0%
Madison Dividend Income Fund Class Y	9.9%
Vanguard Growth ETF	6.7%
Vanguard FTSE Europe ETF	5.4%
iShares Core S&P Mid-Cap ETF	5.1%
iShares 7-10 Year Treasury Bond ETF	4.9%
RidgeWorth Seix Floating Rate High Income Fund Institutional Shares	4.2%
Baird Aggregate Bond Fund Institutional Shares	4.1%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned 9.89% for the period, trailing its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 10.04%. The Fund outperformed its Morningstar Aggressive Allocation Category peer group, which averaged a 9.36% return. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Alternative Funds	2.2%
Bond Funds	12.5%
Foreign Stock Funds	26.7%
Money Market Funds	3.6%
Stock Funds	54.8%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Vanguard FTSE All-World ex-U.S. ETF	13.5%
Madison Investors Fund Class Y	12.1%
Madison Dividend Income Fund Class Y	11.9%
Vanguard Growth ETF	9.0%
Madison Core Bond Fund Class Y	8.8%
iShares Core S&P Mid-Cap ETF	8.1%
Vanguard FTSE Europe ETF	7.6%
Madison Mid Cap Fund Class Y	3.7%
Vanguard Information Technology ETF	3.0%
Vanguard Health Care ETF	2.9%

MADISON GOVERNMENT MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Money Market Fund (formerly the Cash Reserve Fund) invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities, including but not limited to the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporate, and Federal Farm Credit Banks.

The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

PERFORMANCE DISCUSSION

The Madison Government Money Market Fund (Class A) returned 0.01% for the period, compared to a 0.23% return on the Fund’s 90 day U.S. Treasury Bill benchmark. The U.S. Federal Reserve raised the Federal Funds Rate twice during the six-month period, leading short-term Treasury Bill yields to gradually increase during the period. Madison maintained its fee waivers to preserve investment capital. For more up-to-date information about the Fund, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Fannie Mae	23.3%
Federal Farm Credit Bank	3.1%
Federal Home Loan Bank	38.6%
Freddie Mac	18.3%
U.S. Treasury Notes	10.2%
Money Market Funds	3.6%
Net Other Assets and Liabilities	2.9%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of (0.60)% for the period. The Bank of America Merrill Lynch 1-22 Year Municipal Index® declined 0.25%, while the Fund’s Morningstar peer group, the Municipal Single State Intermediate Category returned (0.76)%. For more up-to-date information about the Fund, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Airport	1.0%
Development	6.5%
Education	13.6%
Facilities	4.0%
General	11.2%
General Obligation	26.8%
Medical	7.1%
Multifamily Housing	6.0%
Power	4.3%
Transportation	5.5%
Utilities	1.5%
Water	10.6%
Net Other Assets and Liabilities	1.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.2%
Fairfax County Redevelopment & Housing Authority, 4.750%, 10/1/36	3.4%
City of Portsmouth VA, 5.0%, 2/1/31	3.3%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Chesterfield County Economic Development Authority, 5.0%, 5/1/23	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%
Virginia College Building Authority, 5.0%, 2/1/23	2.7%
Virginia Resources Authority, 5.0%, 10/1/23	2.5%
Norfolk Economic Development Authority, 5.0%, 11/1/29	2.5%
Norfolk Economic Development Authority, 5.0%, 11/1/36	2.5%

MADISON TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this Fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

income tax for residents of Virginia, while this Fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of (0.61)% for the period. The Bank of America Merrill Lynch 1-22 Year Municipal Index® was down 0.25%, while the Fund’s Morningstar peer group, the Municipal National Long Category, declined 1.05%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Alabama	2.5%
Arkansas	0.7%
Colorado	1.9%
Delaware	1.6%
Florida	17.7%
Georgia	5.0%
Hawaii	2.1%
Illinois	0.6%
Indiana	3.7%
Iowa	2.9%
Kansas	3.4%
Maryland	2.8%
Michigan	3.5%
Missouri	6.3%
New Jersey	4.3%
New Mexico	1.9%
New York	3.4%
North Carolina	4.7%
Ohio	2.3%
South Carolina	8.2%
Tennessee	0.4%
Texas	9.3%
Virginia	2.5%
Washington	3.2%
Wisconsin	3.7%
Net Other Assets and Liabilities	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

City of Margate FL General Obligation, 5.0%, 7/1/25	3.7%
Anderson County School District No. 1, General Obligation, 5.0%, 3/1/25	3.4%
Maple School District, General Obligation, 5.0%, 4/1/24	3.0%
City of Rockville MD, General Obligation, 5.0%, 6/1/24	2.8%
City of Port St. Lucie FL Utility System Revenue, 5.0%, 9/1/27	2.7%
City of Wichita KS, General Obligation, 5.0%, 12/1/24	2.4%
Orlando Utilities Commission, 5.0%, 10/1/22	2.4%
County of Miami-Dade FL, 5.0%, 3/1/25	2.4%
Town of Cary NC Combined Utility Systems Revenue, 5.0%, 12/1/23	2.3%
Cleveland-Cuyahoga County Port Authority, 5.0%, 7/1/24	2.3%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s or equivalent.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned (0.25)% for the period, beating the Fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government Credit A+ Index® which declined 0.48%. The Morningstar Short-Term Bond peer group gained 0.51% for the period. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Consumer Discretionary	6.9%
Consumer Staples	1.5%
Energy	1.5%
Financials	12.6%
Health Care	3.1%
Industrials	3.1%
Information Technology	8.1%
Real Estate	1.9%
Fannie Mae	7.4%
Freddie Mac	3.6%
U.S. Treasury Notes	46.7%
Money Market Funds	2.8%
Net Other Assets and Liabilities	0.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

U.S. Treasury Note, 2.625%, 11/15/20	4.6%
U.S. Treasury Note, 2.500%, 8/15/23	4.6%
U.S. Treasury Note, 1.125%, 12/31/19	4.5%
U.S. Treasury Note, 3.750%, 11/15/18	4.4%
U.S. Treasury Note, 3.625%, 2/15/20	4.2%
U.S. Treasury Note, 1.500%, 8/15/26	4.2%
U.S. Treasury Note, 3.125%, 5/15/19	4.1%
U.S. Treasury Note, 3.875%, 5/15/18	4.1%
U.S. Treasury Note, 1.500%, 3/31/19	4.0%
U.S. Treasury Note, 1.500%, 12/31/18	4.0%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class A at NAV) returned (0.36)% for the period, beating the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index®, which returned (0.67)%, and the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index, which returned (0.71)%. The Morningstar Intermediate-Term Bond peer group returned (0.13)% for the period. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Asset Backed Securities	3.1%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	2.9%
Corporate Notes and Bonds	34.8%
Long Term Municipal Bonds	8.2%
Mortgage Backed Securities	22.6%
Short-Term Investments	1.7%
U.S. Government and Agency Obligations	22.6%
Net Other Assets and Liabilities	1.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

U.S. Treasury Note, 3.125%, 5/15/21	1.9%
U.S. Treasury Bond, 4.500%, 5/15/38	1.7%
U.S. Treasury Note, 2.750%, 2/28/18	1.4%
U.S. Treasury Note, 2.625%, 1/31/18	1.4%
U.S. Treasury Note, 1.875%, 10/31/17	1.4%
U.S. Treasury Note, 1.375%, 2/28/19	1.4%
U.S. Treasury Note, 3.875%, 5/15/18	1.3%
U.S. Treasury Bond, 6.625%, 2/15/27	1.3%
U.S. Treasury Note, 4.250%, 11/15/17	1.2%
U.S. Treasury Note, 2.0%, 10/31/21	1.2%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

MADISON CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the Fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The Fund expects to maintain an average overall portfolio quality of BBB or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Bloomberg Barclays U.S. Corporate Investment Grade Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

The Madison Corporate Bond Fund (Class Y) gained 0.19% for the period, while its benchmark, the Bloomberg Barclays U.S. Corporate Bond Index® gained 0.23%. The Fund lagged its peer group, the Morningstar Corporate Bond category, which averaged a 0.49% gain. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Consumer Discretionary	12.8%
Consumer Staples	4.1%
Energy	13.5%
Financials†	30.2%
Health Care	4.2%
Industrials	10.6%
Information Technology	7.5%
Materials	3.6%
Real Estate	3.4%
Telecommunication Services	5.2%
Utilities	0.4%
Long Term Municipal Bonds	3.0%
Money Market Funds	0.8%
Net Other Assets and Liabilities	0.7%

†Financials includes securities in the following industries: Banks; Diversified Financial Services and Insurance.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Valero Energy Corp., 6.625%, 6/15/37	1.9%
General Electric Co., 6.750%, 3/15/32	1.9%
Comcast Corp., 6.450%, 3/15/37	1.8%
AT&T Inc., 5.0%, 3/1/21	1.5%
Energy Transfer Partners L.P., 5.200%, 2/1/22	1.5%
Affiliated Managers Group Inc., 4.250%, 2/15/24	1.5%
Prudential Financial Inc., 3.500%, 5/15/24	1.4%
Packaging Corp. of America, 3.650%, 9/15/24	1.4%
Capital One Financial Corp., 2.450%, 4/24/19	1.4%
Huntington National Bank/The, 2.200%, 4/1/19	1.4%

MADISON HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding; income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Madison High Income Fund (class A at NAV) returned 4.24% during the period, trailing the Bank of America Merrill Lynch U.S. High Yield Master Constrained Index’s 5.49% return. The Fund lagged its Morningstar High Yield Bond category peer group, which returned 4.88%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Consumer Discretionary	23.3%
Consumer Staples	5.8%
Energy	9.6%
Financials	8.7%
Health Care	3.3%
Industrials	10.6%
Information Technology	7.7%
Materials	5.0%
Telecommunication Services	5.1%
Utilities	5.5%
Bond Funds	2.7%
Money Market Funds	10.2%
Net Other Assets and Liabilities	2.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	2.2%
Donnelley Financial Solutions Inc., 8.250%, 10/15/24	2.2%
Unit Corp., 6.625%, 5/15/21	2.2%
Belden Inc., 5.500%, 9/1/22	2.2%
Rayonier AM Products Inc., 5.500%, 6/1/24	2.2%
Scientific Games International Inc., 6.250%, 9/1/20	2.1%
Diebold Nixdorf Inc., 8.500%, 4/15/24	1.9%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.750%, 11/15/21	1.8%
AES Corp., 5.500%, 3/15/24	1.8%
Alliance Data Systems Corp., 6.375%, 4/1/20	1.7%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the Fund’s assets, stocks will constitute up to 70% of the Fund’s assets, real estate securities will constitute up to 25% of the Fund’s assets, foreign stocks and bonds will constitute up to 25% of the Fund’s assets and money market instruments may constitute up to 25% of the Fund’s assets. The Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A) returned 6.26% for the period, outperforming its blended index (50% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 6.14%. The Fund’s designated Morningstar peer group, the Moderate Allocation category, averaged a 7.52% return for the period. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	0.6%
Common Stocks	58.8%
Corporate Notes and Bonds	13.3%
Long Term Municipal Bonds	2.4%
Mortgage Backed Securities	8.8%
Short-Term Investments	2.8%
U.S. Government and Agency Obligations	10.4%
Net Other Assets and Liabilities	0.6%

5

Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Microsoft Corp.	2.1%
US Bancorp	2.0%
Johnson & Johnson	1.9%
Cisco Systems Inc.	1.8%
United Technologies Corp.	1.8%
Exxon Mobil Corp.	1.7%
Carnival Corp.	1.7%
PNC Financial Services Group Inc./The	1.7%
CME Group Inc.	1.6%
Texas Instruments Inc.	1.5%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund) invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the Fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the Fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio managers’ ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned 4.79% for the period, trailing its covered call benchmark, the CBOE S&P 500 BuyWrite Index (BXM) which returned 7.50%. The Fund underperformed the Morningstar Option Writing category’s return of 4.88%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	9.3%
Consumer Staples	4.2%
Energy	12.0%
Financials	6.0%
Health Care	12.1%
Industrials	4.8%
Information Technology	12.8%
Materials	3.5%
Real Estate	2.4%
Telecommunication Services	2.2%
Utilities	2.2%
Exchange Traded Funds	6.4%
U.S. Government and Agency Obligations	3.9%
Short-Term Investments	18.2%

TOP TEN EQUITY HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

FedEx Corp.	3.3%
General Motors Co.	3.0%
Baxter International Inc.	2.9%
Marathon Petroleum Corp.	2.7%
EI du Pont de Nemours & Co.	2.6%
Baker Hughes Inc.	2.6%
QUALCOMM Inc.	2.6%
Gilead Sciences Inc.	2.4%
Range Resources Corp.	2.3%
T-Mobile U.S. Inc.	2.3%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities. The Fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase or trade on the high side of the company’s historical relative dividend yield, due to issues viewed by the adviser as temporary, among other characteristics. A key attraction for management is a company with a history of increasing dividend payments and a business model that supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned 11.53% for the period, underperforming its benchmark, the S&P 500® Index, which advanced 13.32%. This performance lagged its peer group, as the Morningstar Large Value category was up 12.09%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	8.5%
Consumer Staples	7.7%
Energy	7.0%
Financials	16.5%
Health Care	13.2%
Industrials	17.5%
Information Technology	18.0%
Materials	3.8%
Telecommunication Services	2.5%
Utilities	3.2%
Money Market Funds	2.0%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Microsoft Corp.	3.4%
US Bancorp	3.4%
Johnson & Johnson	3.2%
Cisco Systems Inc.	3.1%
United Technologies Corp.	2.9%
Exxon Mobil Corp.	2.9%
PNC Financial Services Group Inc./The	2.7%
CME Group Inc.	2.6%
Praxair Inc.	2.6%
General Electric Co.	2.6%

6

Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

MADISON LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries. The Fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values. The Fund generally holds 25-60 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Large Cap Value Fund (Class Y) returned 9.39% for the period, trailing its benchmark, the Russell 1000® Value Index, which was up 11.69%. The Fund also lagged its Morningstar peer group, Large Cap Value category, which showed a 12.09% return. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	6.2%
Energy	12.4%
Financials	24.1%
Health Care	4.8%
Industrials	14.5%
Information Technology	10.1%
Materials	8.9%
Real Estate	8.0%
Telecommunication Services	4.8%
Utilities	4.4%
Money Market Funds	1.5%
Net Other Assets and Liabilities	0.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Dow Chemical Co./The	5.0%
FedEx Corp.	5.0%
Baxter International Inc.	4.8%
JPMorgan Chase & Co.	4.8%
T-Mobile U.S. Inc.	4.8%
Marathon Petroleum Corp.	4.7%
Bank of America Corp.	4.6%
Weyerhaeuser Co.	4.4%
NRG Energy Inc.	4.4%
Microsoft Corp.	4.2%

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The Fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns and high profitability metrics, and have maintained proportionately low levels of debt. A rigorous three-pronged review process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The Fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been achieved, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned 12.09% for the period, trailing its benchmark, the S&P 500® Index, which advanced 13.32%. This performance lagged its peer group, as the Morningstar Large Growth category returned 13.54%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	11.3%
Consumer Staples	7.2%
Financials	17.4%
Health Care	15.3%
Industrials	5.5%
Information Technology	21.5%
Materials	9.2%
Real Estate	4.4%
Money Market Funds	7.9%
Net Other Assets and Liabilities	0.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Berkshire Hathaway Inc., Class B	4.9%
Praxair Inc.	4.8%
US Bancorp	4.8%
Johnson & Johnson	4.6%
Brookfield Asset Management Inc., Class A	4.5%
Diageo PLC	4.4%
American Tower Corp.	4.4%
Oracle Corp.	4.4%
PPG Industries Inc.	4.4%
Danaher Corp.	4.1%

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such mid-cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation. The Fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned 11.45% for the period, underperforming its benchmark Russell Midcap® Index’s 12.94% return. The Fund lagged its peer group, the Morningstar Mid-Cap Growth category, whose average return was 14.41%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	23.2%
Consumer Staples	1.2%
Energy	1.2%
Financials	21.1%
Health Care	9.7%
Industrials	16.1%
Information Technology	6.4%
Materials	6.8%
Real Estate	4.5%
Money Market Funds	7.9%
Net Other Assets and Liabilities	1.9%

7

Madison Funds | Review of Period (unaudited) - continued | April 30, 2017

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Markel Corp.	4.8%
Liberty Broadband Corp., Class C	4.6%
Copart Inc.	4.2%
CDW Corp.	4.1%
Brookfield Asset Management Inc., Class A	4.0%
Liberty Global PLC	4.0%
DaVita Inc.	3.8%
Ross Stores Inc.	3.7%
Expeditors International of Washington Inc.	3.6%
Brown & Brown Inc.	3.6%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. Under normal circumstances, the Fund will generally hold 60-90 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned 17.71% for the period, underperforming both the Russell 2000® Index’s 18.37% and the Russell 2000® Value Index’s 18.26% return. The Fund outperformed its peer group average, as the Morningstar Small Blend category averaged a return of 16.86%. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

Consumer Discretionary	3.7%
Consumer Staples	4.5%
Energy	4.4%
Financials	19.8%
Health Care	8.1%
Industrials†	32.1%
Information Technology	8.7%
Materials	7.7%
Real Estate	5.4%
Utilities	1.9%
Money Market Funds	3.6%
Net Other Assets and Liabilities	0.1%

†Industrials includes securities in the following industries: Aerospace & Defense, Air Freight & Logistics, Building Products, Commercial Services & Supplies, Construction & Engineering, Electrical Equipment, Machinery, Professional Services and Trading Companies & Distributors

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Belden Inc.	2.6%
Mueller Industries Inc.	2.5%
International Bancshares Corp.	2.4%
Albany International Corp.	2.4%
Hancock Holding Co.	2.3%
First Midwest Bancorp Inc.	2.2%
Sensient Technologies Corp.	2.2%
Cubic Corp.	2.2%
ESCO Technologies Inc.	2.1%
Greif Inc.	2.1%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned 7.87% for the period, underperforming the 11.47% return of the MSCI EAFE Index (net). The Fund trailed its peer group, with the Morningstar Foreign Large Blend Category averaging a 10.68% return. For more up-to-date information about the most recent performance information of the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/17

United Kingdom	22.5%
Japan	16.2%
France	10.9%
United States	6.3%
Jersey	5.0%
Sweden	4.8%
Netherlands	4.6%
Canada	4.3%
Switzerland	3.9%
Belgium	2.6%
Germany	2.6%
Norway	2.4%
Ireland	2.3%
Denmark	1.9%
Taiwan	1.9%
Italy	1.6%
Finland	1.4%
Brazil	1.1%
Singapore	1.0%
Australia	0.9%
Spain	0.9%
Turkey	0.7%
Luxembourg	0.6%
Philippines	0.1%
Other Net Assets and Liabilities	(0.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/17

Prudential PLC	3.4%
British American Tobacco PLC	3.1%
Novartis AG	2.9%
Valeo S.A.	2.9%
Shire PLC	2.8%
Daiwa House Industry Co. Ltd.	2.6%
SAP SE	2.6%
Royal Dutch Shell PLC	2.4%
Sony Corp.	2.4%
Vinci S.A.	2.3%

8

Madison Funds | Review of Period (unaudited) - concluded | April 30, 2017

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 24.5% Russell 3000 Index, 10.5% MSCI ACWI ex-US Index and 65% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index and 40% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The Bank of America Merrill Lynch 1-22 year Municipal Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. financial issuers.

The Bloomberg Barclays U.S. Credit Bond Index is an unmanaged, market capitalization weighted index that covers the U.S. dollar denominated fixed-rate, taxable bond market, with maturities of one year or more.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A-or better and maturities between one and 10 years.

THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2016 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Past performance is no guarantee of future results.

9

Madison Funds | April 30, 2017

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.4%
Alternative Funds - 2.2%
SPDR Gold Shares*	13,325	$1,609,261

Bond Funds - 60.0%
Baird Aggregate Bond Fund Institutional
Shares	372,067	4,025,769
iShares 20+ Year Treasury Bond ETF	13,428	1,642,916
iShares 7-10 Year Treasury Bond ETF	61,001	6,502,706
iShares TIPS Bond Fund ETF	6,264	720,423
Madison Core Bond Fund Class Y (A)	1,515,887	15,113,397
Madison Corporate Bond Fund Class Y (A)	446,801	5,138,207
Metropolitan West Total Return Bond
Fund Class I	229,305	2,437,507
RidgeWorth Seix Floating Rate High
Income Fund Institutional Shares	663,062	5,815,054
Vanguard Short-Term Corporate Bond ETF	28,110	2,246,551
		43,642,530
Foreign Stock Funds - 11.7%
iShares MSCI Eurozone ETF	19,304	757,489
Vanguard FTSE All-World ex-U.S. ETF	101,615	4,961,861
Vanguard FTSE Europe ETF	39,434	2,112,874
WisdomTree Japan Hedged Equity Fund	12,992	663,501
		8,495,725
Money Market Funds - 3.8%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,799,359	2,799,359

Stock Funds - 22.7%
iShares Core S&P Mid-Cap ETF	10,903	1,881,749
Madison Dividend Income Fund Class Y (A)	155,123	3,749,323
Madison Investors Fund Class Y (A)	184,738	3,933,077
Madison Mid Cap Fund Class Y (A)	122,137	1,127,326
SPDR S&P Regional Banking ETF	3,347	180,905
Vanguard Financials ETF	6,078	365,045
Vanguard Growth ETF	28,819	3,585,948
Vanguard Health Care ETF	4,206	589,387
Vanguard Information Technology ETF	4,032	559,642
Vanguard Value ETF	5,695	542,961
		16,515,363
TOTAL INVESTMENTS - 100.4%
(Cost $70,773,993**)		73,062,238
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(317,438)
TOTAL NET ASSETS - 100.0%		$72,744,800

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $70,773,993.
(A)	Affiliated Company (see Note 12).
ETF	Exchange Traded Fund.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.3%
Alternative Funds - 2.2%
SPDR Gold Shares *	26,090	$3,150,890

Bond Funds - 33.3%
Baird Aggregate Bond Fund Institutional
Shares	548,088	5,930,317
iShares 20+ Year Treasury Bond ETF	23,633	2,891,498
iShares 7-10 Year Treasury Bond ETF	66,521	7,091,139
iShares Intermediate Credit Bond ETF	32,483	3,560,137
iShares TIPS Bond Fund ETF	6,202	713,292
Madison Core Bond Fund Class Y (A)	2,172,663	21,661,451
RidgeWorth Seix Floating Rate High
Income Fund Institutional Shares	695,405	6,098,704
		47,946,538
Foreign Stock Funds - 19.9%
iShares MSCI Eurozone ETF	57,339	2,249,982
Vanguard FTSE All-World ex-U.S. ETF	318,241	15,539,708
Vanguard FTSE Emerging Markets ETF	9,200	371,128
Vanguard FTSE Europe ETF	146,204	7,833,610
WisdomTree Japan Hedged Equity Fund	52,480	2,680,154
		28,674,582
Money Market Funds - 4.1%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	5,851,831	5,851,831

Stock Funds - 40.8%
Energy Select Sector SPDR Fund	9,839	667,478
iShares Core S&P Mid-Cap ETF	42,523	7,339,045
Madison Dividend Income Fund Class Y (A)	589,069	14,237,809
Madison Investors Fund Class Y (A)	676,338	14,399,230
Madison Large Cap Value Fund Class Y (A)	121,435	1,769,308
Madison Mid Cap Fund Class Y (A)	355,216	3,278,642
SPDR S&P Regional Banking ETF	6,627	358,189
Vanguard Financials ETF	12,035	722,822
Vanguard Growth ETF	77,786	9,678,912
Vanguard Health Care ETF	20,692	2,899,570
Vanguard Information Technology ETF	21,738	3,017,234
Vanguard Value ETF	3,725	355,142
		58,723,381
TOTAL INVESTMENTS - 100.3%
(Cost $133,210,714**)		144,347,222
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(452,543)
TOTAL NET ASSETS - 100.0%		$143,894,679

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $133,210,714.
(A)	Affiliated Company (see Note 12).
ETF	Exchange Traded Fund.

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.8%
Alternative Funds - 2.2%
SPDR Gold Shares*	11,205	$1,353,228

Bond Funds - 12.5%
iShares 20+ Year Treasury Bond ETF	5,134	628,145
iShares 7-10 Year Treasury Bond ETF	7,242	771,997
iShares Intermediate Credit Bond ETF	8,442	925,243
Madison Core Bond Fund Class Y (A)	551,560	5,499,057
		7,824,442
Foreign Stock Funds - 26.7%
iShares MSCI Eurozone ETF	32,968	1,293,664
Vanguard FTSE All-World ex-U.S. ETF	172,854	8,440,461
Vanguard FTSE Emerging Markets ETF	12,044	485,855
Vanguard FTSE Europe ETF	88,131	4,722,059
WisdomTree Japan Hedged Equity Fund	33,810	1,726,677
		16,668,716
Money Market Funds - 3.6%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,272,434	2,272,434

Stock Funds - 54.8%
Energy Select Sector SPDR Fund	6,439	436,822
iShares Core S&P Mid-Cap ETF	29,239	5,046,359
Madison Dividend Income Fund Class Y (A)	308,663	7,460,391
Madison Investors Fund Class Y (A)	354,877	7,555,336
Madison Large Cap Value Fund Class Y (A)	93,456	1,361,653
Madison Mid Cap Fund Class Y (A)	248,099	2,289,950
SPDR S&P Regional Banking ETF	5,758	311,220
Vanguard Financials ETF	5,190	311,711
Vanguard Growth ETF	44,953	5,593,502
Vanguard Health Care ETF	12,856	1,801,511
Vanguard Information Technology ETF	13,719	1,904,197
Vanguard Value ETF	1,620	154,451
		34,227,103
TOTAL INVESTMENTS - 99.8%
(Cost $55,656,047**)		62,345,923
NET OTHER ASSETS AND LIABILITIES - 0.2%		148,108
TOTAL NET ASSETS - 100.0%		$62,494,031

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $55,656,047.
(A)	Affiliated Company (see Note 12).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.5%
Fannie Mae - 23.3%
5.000%, 5/11/17	$600,000	$600,753
0.574%, 5/17/17 (A)	400,000	399,900
5.375%, 6/12/17	700,000	703,610
0.737%, 7/3/17 (A)	1,250,000	1,248,472
0.823%, 7/19/17 (A)	800,000	798,578
		3,751,313
Federal Farm Credit Bank - 3.1%
0.792%, 5/30/17 (A)	500,000	499,686

Federal Home Loan Bank - 38.6%
0.543%, 5/5/17 (A)	250,000	249,985
0.548%, 5/24/17 (A)	500,000	499,827
0.558%, 5/26/17 (A)	600,000	599,771
0.650%, 6/9/17 (A)	500,000	499,653
0.793%, 6/20/17 (A)	100,000	99,892
0.803%, 6/23/17 (A)	100,000	99,884
0.792%, 6/26/17 (A)	500,000	499,393
0.813%, 7/5/17 (A)	800,000	798,844
0.823%, 7/12/17 (A)	595,000	594,036
0.810%, 7/14/17 (A)	800,000	798,699
0.859%, 7/19/17 (A)	700,000	698,702
0.833%, 7/21/17 (A)	200,000	199,631
0.850%, 7/28/17 (A)	100,000	99,796
0.874%, 8/16/17 (A)	475,000	473,786
		6,211,899
Freddie Mac - 18.3%
0.508%, 5/3/17 (A)	150,000	149,996
0.543%, 5/18/17 (A)	750,000	749,811
0.579%, 5/22/17 (A)	600,000	599,800
0.533%, 6/1/17 (A)	800,000	799,638
0.782%, 6/21/17 (A)	244,000	243,734
0.782%, 7/3/17 (A)	400,000	399,461
		2,942,440
U.S. Treasury Notes - 10.2%
0.875%, 5/15/17	900,000	900,117
2.750%, 5/31/17	250,000	250,457
0.875%, 6/15/17	500,000	500,203
		1,650,777
Total U.S. Government and Agency
Obligations (Cost $15,056,115)		15,056,115
	Shares
INVESTMENT COMPANIES - 3.6%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	584,973	584,973
Total Investment Companies
(Cost $584,973)		584,973

TOTAL INVESTMENTS - 97.1%
(Cost $15,641,088**)		15,641,088
NET OTHER ASSETS AND LIABILITIES - 2.9%		469,324

TOTAL NET ASSETS - 100.0%		$16,110,412

**	Aggregate cost for Federal tax purposes was $15,641,088.
(A)	Rate noted represents annualized yield at time of purchase.

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 98.1%
Airport - 1.0%
Metropolitan Washington Airports
Authority Revenue, Series B, (BHAC-CR),
3.75%, 10/1/18	$210,000	$218,312

Development - 6.5%
Fairfax County Economic Development
Authority, Series A, 5%, 10/1/26	150,000	179,253
Norfolk Economic Development Authority,
5%, 11/1/29	480,000	543,091
Virginia Housing Development Authority,
Series C, 1.5%, 4/1/19	200,000	200,658
Wise County Industrial Development
Authority Revenue, Series A (A), 1.875%,
11/1/40	500,000	500,370
		1,423,372
Education - 13.6%
Henrico County Economic Development
Authority, 4%, 4/15/42	220,000	222,858
University of Virginia, (Prerefunded
6/1/18 @ $100), 5%, 6/1/40	255,000	265,792
Virginia College Building Authority, Series
E, (ST APPROP), 5%, 2/1/23	500,000	592,330
Virginia College Building Authority,
(Prerefunded 9/1/18 @ $100), (ST
APPROP), 5%, 9/1/26	140,000	147,423
Virginia College Building Authority, Series
A, (Prerefunded 2/1/19 @ $100), (ST
APPROP), 5%, 2/1/29	375,000	400,736
Virginia Commonwealth University, Series
A, 5%, 5/1/26	385,000	445,464
Virginia Public School Authority, 5%,
12/1/18	100,000	106,278
Virginia Public School Authority, Series
A, (Prerefunded 8/1/18 @ $100), (ST
APPROP), 5%, 8/1/27	350,000	367,444
Virginia Public School Authority, Series C,
(ST AID WITHHLDG), 3%, 8/1/33	450,000	438,097
		2,986,422
Facilities - 4.0%
New River Valley Regional Jail Authority,
5%, 10/1/25	100,000	119,610
Stafford County & Staunton Industrial
Development Authority, Series B, (NATL-
RE), 4.5%, 8/1/25	50,000	50,066
Virginia Public Building Authority, Series
B, (Prerefunded 8/1/18 @ $100), 5.25%,
8/1/23	200,000	210,586
Western Regional Jail Authority, 3.125%,
12/1/29	500,000	501,300
		881,562
General - 11.2%
Fairfax County Economic Development
Authority, 4.25%, 8/1/29	340,000	362,362
Loudoun County Economic Development
Authority Revenue, 3%, 12/1/29	535,000	533,882
Northern Virginia Transportation
Authority, 5%, 6/1/30	780,000	916,266
Puerto Rico Public Finance Corp, Series
E, (Escrowed To Maturity) (AMBAC) *,
5.5%, 8/1/27	100,000	123,496
Territory of Guam, Series A, 5%, 1/1/26	150,000	159,750
Virgin Islands Public Finance Authority,
(NATL-RE), 5%, 10/1/23	100,000	104,533
Virginia Beach Development Authority,
Series A, 3.5%, 5/1/30	250,000	256,720
		2,457,009
General Obligation - 26.8%
City of Danville VA, Series A, (ST AID
WITHHLDG), 5%, 8/1/23	190,000	226,621
City of Fredericksburg VA, Series A,
3.625%, 7/15/30	400,000	409,404
City of Hampton VA, Series A, 5%, 1/15/21	250,000	265,935
City of Manassas VA, (ST AID WITHHLDG),
3%, 7/1/27	500,000	529,180
City of Norfolk VA, Series A (Prerefunded
11/1/19 @ $100), 4.125%, 11/1/27	75,000	80,529
City of Portsmouth VA, Series A, (ST AID
WITHHLDG), 5%, 2/1/31	635,000	733,400
City of Richmond VA, Series C, (ST AID
WITHHLDG), 5%, 7/15/22	100,000	111,392
City of Roanoke VA, Series A, (Prerefunded
2/1/20 @ $100), (ST AID WITHHLDG),
5%, 2/1/25	230,000	253,918
City of Virginia Beach VA, Series A, 4%,
8/1/22	300,000	337,362
Commonwealth of Virginia, Series B
(Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	182,696
Commonwealth of Virginia, Series A,
5%, 6/1/23	500,000	598,400
Commonwealth of Virginia, Series B
(Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	162,275
County of Arlington VA, Series B, (ST AID
WITHHLDG), 5%, 8/15/27	175,000	210,150
County of Fairfax VA, Series B, (ST AID
WITHHLDG), 4%, 10/1/22	250,000	281,810
County of Fairfax VA, Series A, (ST AID
WITHHLDG), 5%, 10/1/26	410,000	510,257
County of Henrico VA, Series A,
(Prerefunded 12/1/18 @ $100), 5%,
12/1/24	200,000	212,686
County of Henrico VA, 5%, 7/15/25	150,000	167,287
County of Prince William VA, (ST AID
WITHHLDG), 5%, 8/1/21	105,000	120,662
County of Spotsylvania VA, (ST AID
WITHHLDG), 5%, 1/15/24	200,000	241,200
Town of Leesburg VA, (ST AID WITHHLDG),
5%, 1/15/25	90,000	109,248
Town of Leesburg VA, Series A
(Prerefunded 1/15/21 @ $100), 5%,
1/15/41	135,000	153,352
		5,897,764
Medical - 7.1%
Fredericksburg Economic Development
Authority, 5.25%, 6/15/18	250,000	258,527
Norfolk Economic Development Authority,
Series B, 5%, 11/1/36	480,000	539,674

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MUNICIPAL BONDS - continued
Medical - continued
Roanoke Economic Development
Authority, Series B, (Escrowed To Maturity)
(NATL-RE), 6.125%, 7/1/17	$135,000	$136,142
Stafford County Economic Development
Authority Revenue, 5%, 6/15/25	260,000	302,289
Virginia Small Business Financing
Authority, 5%, 11/1/40	300,000	323,670
		1,560,302
Multifamily Housing - 6.0%
Fairfax County Redevelopment & Housing
Authority, 4.75%, 10/1/36	725,000	757,552
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	300,000	317,364
Virginia Housing Development Authority,
Series E, 4.8%, 10/1/39	250,000	258,010
		1,332,926
Power - 4.3%
Chesterfield County Economic
Development Authority, Series A, 5%,
5/1/23	565,000	601,409
Puerto Rico Electric Power Authority,
Series V, (BHAC-CR MBIA-RE FGIC), 5.25%,
7/1/24	290,000	340,338
		941,747
Transportation - 5.5%
Puerto Rico Highways & Transportation
Authority, Series N, (ASSURED GTY),
5.25%, 7/1/34	100,000	111,441
Richmond Metropolitan Authority,
(Escrowed To Maturity) (NATL-RE), 5.25%,
7/15/22	60,000	66,541
Richmond Metropolitan Authority, (NATL-
RE), 5.25%, 7/15/22	140,000	154,930
Virginia Commonwealth Transportation
Board, Series A, 5%, 9/15/24	225,000	259,992
Virginia Commonwealth Transportation
Board, Series B, 5%, 3/15/25	535,000	623,681
		1,216,585
Utilities - 1.5%
City of Richmond VA Public Utility
Revenue, Series A, 5%, 1/15/38	300,000	336,891

Water - 10.6%
Fairfax County Water Authority, Series B,
5.25%, 4/1/23	180,000	217,251
Fairfax County Water Authority, 5%,
4/1/27	150,000	173,532
Hampton Roads Sanitation District,
(Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	93,290
Hampton Roads Sanitation District,
(Prerefunded 4/1/18 @ $100), 5%, 4/1/33	160,000	165,997
Prince William County Service Authority,
5%, 7/1/22	250,000	292,887
Upper Occoquan Sewage Authority, Series
A, (NATL-RE), 5.15%, 7/1/20	410,000	434,514
Virginia Resources Authority, Series B,
(Prerefunded 11/1/21 @ $100), (MORAL
OBLG), 5%, 11/1/23	40,000	46,195
Virginia Resources Authority, (Prerefunded
10/1/19 @ $100), (ST AID WITHHLDG),
5%, 10/1/23	500,000	546,770
Virginia Resources Authority, Series B,
(MORAL OBLG), 5%, 11/1/23	160,000	183,950
Virginia Resources Authority, (Prerefunded
10/1/19 @ $100), (ST AID WITHHLDG),
4.5%, 10/1/28	160,000	173,067
Virginia Resources Authority, 5%, 11/1/31	5,000	5,015
		2,332,468
TOTAL INVESTMENTS - 98.1%
(Cost $20,996,532**)		21,585,360
NET OTHER ASSETS AND LIABILITIES - 1.9%		426,372
TOTAL NET ASSETS - 100.0%		$22,011,732

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $20,996,532..
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2017.

AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 98.6%
Alabama - 2.5%
Alabama Incentives Financing Authority
Revenue, Series A, 5%, 9/1/29	$300,000	$321,852
Tuscaloosa Public Educational Building
Authority, (ASSURED GTY), (Prerefunded
7/1/18 @ $100), 6.375%, 7/1/28	295,000	313,432
		635,284
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer
Revenue, (Prerefunded 10/1/18 @ $100),
(AGM), 5%, 10/1/21	65,000	68,662
City of Fort Smith AR Water & Sewer
Revenue, (AGM), 5%, 10/1/21	110,000	115,655
		184,317
Colorado - 1.9%
El Paso County Facilities Corp., Certificate
Participation, Series A, 5%, 12/1/27	400,000	482,516

Delaware - 1.6%
State of Delaware, General Obligation,
Series A, 5%, 8/1/25	345,000	410,819

Florida - 17.7%
City of Margate FL General Obligation,
5%, 7/1/25	785,000	941,223
City of Port St. Lucie FL Utility System
Revenue, 5%, 9/1/27	600,000	688,884
County of Miami-Dade FL, Series B, 5%,
3/1/25	525,000	612,790
Hillsborough County Industrial
Development Authority, 5%, 10/1/34	450,000	495,504
Lee County Industrial Development
Authority, 5%, 11/1/28	500,000	561,175
Orlando Utilities Commission, Series C,
5%, 10/1/22	525,000	615,085
Palm Beach County Solid Waste Authority,
5%, 10/1/24	300,000	344,238
Port St. Lucie Community Redevelopment
Agency Revenue, Tax Allocation, 5%,
1/1/26	250,000	299,470
		4,558,369
Georgia - 5.0%
City of Atlanta GA Water & Wastewater
Revenue, (AGM), 5.75%, 11/1/30	300,000	400,488
City of Columbus GA Water & Sewerage
Revenue, Series A, 5%, 5/1/31	430,000	500,989
Dublin GA School District, General
Obligation, (ST AID WITHHLDG), 4%,
4/1/23	135,000	149,838
Georgia State Road & Tollway Authority,
Series A, 5%, 6/1/21	90,000	96,534
Private Colleges & Universities Authority,
Series C, (Prerefunded 9/1/18 @ $100),
5%, 9/1/38	130,000	136,892
		1,284,741
Hawaii - 2.1%
State of Hawaii, General Obligation, Series
EY, 5%, 10/1/25	435,000	531,039

Illinois - 0.6%
Regional Transportation Authority, Series
A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	135,000	149,105
Indiana - 3.7%
Indiana Finance Authority, Series C, 5%,
2/1/21	400,000	440,908
Indianapolis Local Public Improvement
Bond Bank Revenue, Series A, (ASSURED
GTY), (Prerefunded 1/1/19 @ $100),
5.5%, 1/1/38	95,000	102,089
Indianapolis Local Public Improvement
Bond Bank Revenue, Series A, (ASSURED
GTY), 5.5%, 1/1/38	380,000	403,799
		946,796
Iowa - 2.9%
City of Bettendorf IA, General Obligation,
Series A, 5%, 6/1/28	475,000	526,029
City of Bettendorf IA, General Obligation,
Series A, 5%, 6/1/30	210,000	232,092
		758,121

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Tax-Free National Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MUNICIPAL BONDS - continued
Kansas - 3.4%
City of Wichita KS, General Obligation,
Series 816, 5%, 12/1/24	$510,000	$617,875
Shawnee County Unified School District
No. 437, General Obligation, 4%, 9/1/24	220,000	252,595
		870,470
Maryland - 2.8%
City of Rockville MD, General Obligation,
Series A, 5%, 6/1/24	600,000	729,270

Michigan - 3.5%
Detroit City School District, General
Obligation, Series A, (FGIC Q-SBLF), 6%,
5/1/20	400,000	448,264
Redford Unified School District No. 1,
General Obligation, (AMBAC Q-SBLF) *,
5%, 5/1/22	410,000	454,723
		902,987
Missouri - 6.3%
County of St Louis MO, Series D, (Escrowed
To Maturity), 5.65%, 2/1/20	500,000	557,865
Missouri State Board of Public Buildings,
Series B, 4%, 4/1/25	525,000	587,417
Springfield School District No. R-12,
General Obligation, Series B, (ST AID DIR
DEP), 5%, 3/1/25	400,000	485,572
		1,630,854
New Jersey - 4.3%
City of Elizabeth NJ, General Obligation,
(AGM), 3%, 4/1/24	300,000	316,095
New Jersey State Turnpike Authority,
Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	309,753
New Jersey State Turnpike Authority,
Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	306,655
Union County Improvement Authority,
Series A, 4%, 2/1/25	150,000	166,734
		1,099,237
New Mexico - 1.9%
Farmington Municipal School District No.
5, General Obligation, Series A, (ST AID
WITHHLDG), 3%, 9/1/23	450,000	475,898

New York - 3.4%
New York State Dormitory Authority,
Series 1, (BHAC-CR AMBAC) *, 5.5%,
7/1/31	250,000	314,627
Port Authority of New York & New Jersey,
(GO of AUTH), 5.375%, 3/1/28	455,000	555,801
		870,428
North Carolina - 4.7%
North Carolina Medical Care Commission,
Series A, (HUD SECT 8), 5.5%, 10/1/24	400,000	401,172
State of North Carolina, Series A, 4.5%,
5/1/27	200,000	212,234
Town of Cary NC Combined Utility Systems
Revenue, 5%, 12/1/23	500,000	590,360
		1,203,766
Ohio - 2.3%
Cleveland-Cuyahoga County Port
Authority, 5%, 7/1/24	500,000	588,290

South Carolina - 8.2%
Anderson County School District No. 1,
General Obligation, Series A, (SCSDE),
5%, 3/1/25	720,000	869,976
City of Bennettsville SC Combined Utility
System Revenue, (BAM), 3.5%, 2/1/24	465,000	507,566
City of Newberry SC Revenue, (AGM),
4%, 4/1/22	240,000	263,878
York County School District No. 1, General
Obligation, Series A, (Prerefunded 3/1/19
@ $ 100), (SCSDE), 5%, 3/1/27	440,000	471,957
		2,113,377
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	113,421

Texas - 9.3%
Beaumont Independent School District,
General Obligation, (PSF-GTD), 4.75%,
2/15/38	300,000	327,159
City of San Antonio TX, Water System
Revenue, (Prerefunded 11/15/18 @
$ 100), 5.125%, 5/15/29	500,000	531,460
Liberty Hill Independent School District,
General Obligation, (PSF-GTD), 5%,
8/1/26	410,000	442,681
Mueller Local Government Corp., 5%,
9/1/25	500,000	501,545
San Jacinto River Authority, (BAM), 4%,
10/1/23	200,000	222,046
State of Texas, General Obligation, Series
C, 5%, 8/1/27	330,000	358,142
		2,383,033
Virginia - 2.5%
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	100,000	105,788
James City County Economic Development
Authority, 5%, 6/15/22	250,000	290,660
Virginia Housing Development Authority,
Series E, 4.8%, 10/1/39	250,000	258,010
		654,458
Washington - 3.2%
State of Washington, General Obligation,
Series E, 5%, 2/1/29	205,000	241,070
University of Washington, Series A, 5%,
7/1/32	500,000	581,190
		822,260
Wisconsin - 3.7%
Maple School District, General Obligation,
Series A, 5%, 4/1/24	650,000	762,899
Wisconsin Health & Educational Facilities
Authority, 5.25%, 10/1/21	200,000	200,048
		962,947
TOTAL INVESTMENTS - 98.6%
(Cost $24,312,132**)		25,361,803
NET OTHER ASSETS AND LIABILITIES - 1.4%		366,042

TOTAL NET ASSETS - 100.0%		$25,727,845

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $24,312,132.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of
SC’s	Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 38.7%
Consumer Discretionary - 6.9%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,065,368
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,015,996
Target Corp., 2.9%, 1/15/22	2,000,000	2,059,954
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	749,147
		6,890,465
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,529,464

Energy - 1.5%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,520,741

Financials - 12.6%
American Express Credit Corp., 2.125%,
7/27/18	1,000,000	1,005,769
Bank of New York Mellon Corp./The, MTN,
1.35%, 3/6/18	500,000	499,195
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	1,360,000	1,375,790
John Deere Capital Corp., MTN, 2.65%,
1/6/22	1,500,000	1,518,756
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,506,174
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	452,317
Morgan Stanley, 2.8%, 6/16/20	2,000,000	2,030,476
State Street Corp., 1.95%, 5/19/21	1,500,000	1,482,516
US Bancorp, MTN, 1.95%, 11/15/18	750,000	754,159
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,049,844
		12,674,996
Health Care - 3.1%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,595,320
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,518,090
		3,113,410
Industrials - 3.1%
General Electric Co., MTN, 3.1%, 1/9/23	1,500,000	1,552,599
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,543,701
		3,096,300
Information Technology - 8.1%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,490,952
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,507,932
Intel Corp., 3.3%, 10/1/21	1,750,000	1,837,019
Microsoft Corp., 3%, 10/1/20	1,500,000	1,559,190
Visa Inc., 2.2%, 12/14/20	1,700,000	1,713,586
		8,108,679
Real Estate - 1.9%
Simon Property Group L.P., 4.125%,
12/1/21	1,750,000	1,866,111
Total Corporate Notes and Bonds
(Cost $38,435,097)		38,800,166

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.7%

Fannie Mae - 7.4%
0.875%, 2/8/18	4,000,000	3,993,948
1.375%, 10/7/21	3,500,000	3,435,561
		7,429,509
Freddie Mac - 3.6%
2.375%, 1/13/22	3,500,000	3,570,011
U.S. Treasury Notes - 46.7%
3.875%, 5/15/18	4,000,000	4,110,936
3.750%, 11/15/18	4,250,000	4,412,694
1.500%, 12/31/18	4,000,000	4,017,344
1.250%, 1/31/19	4,000,000	4,000,468
1.500%, 3/31/19	4,000,000	4,018,124
3.125%, 5/15/19	4,000,000	4,147,188
1.125%, 12/31/19	4,500,000	4,469,414
3.625%, 2/15/20	4,000,000	4,241,876
2.625%, 11/15/20	4,500,000	4,658,377
2.500%, 8/15/23	4,500,000	4,626,212
1.500%, 8/15/26	4,500,000	4,208,202
		46,910,835
Total U.S. Government and Agency
Obligations (Cost $57,975,559)		57,910,355
	Shares
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,809,088	2,809,088
Total Short-Term Investments
(Cost $2,809,088)		2,809,088

TOTAL INVESTMENTS - 99.2%
(Cost $99,219,744** )		99,519,609
NET OTHER ASSETS AND LIABILITIES - 0.8%		845,620
TOTAL NET ASSETS - 100.0%		$100,365,229

**	Aggregate cost for Federal tax purposes was $99,219,744.
MTN	Medium Term Note.

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 3.1%
ABSC Long Beach Home Equity Loan
Trust, Series 2000-LB1, Class AF5 (A),
7.992%, 9/21/30	$64,040	$ 64,126
Ally Master Owner Trust, Series 2014-4,
Class A2, 1.43%, 6/17/19	750,000	750,119
American Express Credit Account Master
Trust, Series 2014-3, Class A, 1.49%,
4/15/20	1,000,000	1,000,682
CarMax Auto Owner Trust, Series 2014-1,
Class B, 1.69%, 8/15/19	600,000	600,326
CarMax Auto Owner Trust, Series 2017-1,
Class A2, 1.54%, 2/18/20	1,000,000	1,000,214
Chase Issuance Trust, Series 2017-A1,
Class A (A), 1.294%, 1/18/22	1,000,000	1,003,540
CNH Equipment Trust, Series 2014-A,
Class A3, 0.84%, 5/15/19	32,830	32,819
Porsche Innovative Lease Owner Trust,
Series 2015-1, Class A4 (B), 1.43%,
5/21/21	584,000	583,938
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.25%, 6/17/19	460,694	461,828
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D, 2.73%, 10/15/19	530,000	534,655
Santander Drive Auto Receivables
Trust, Series 2013-A, Class C (B), 3.12%,
10/15/19	127,464	128,024
Santander Drive Auto Receivables Trust,
Series 2013-4, Class C, 3.25%, 1/15/20	307,010	308,479
Volvo Financial Equipment LLC, Series
2014-1A, Class A3 (B), 0.82%, 4/16/18	7,249	7,246
Total Asset Backed Securities
(Cost $6,478,284)		6,475,996

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%
Fannie Mae REMICS, Series 2015-12,
Class NI, IO, 3.5%, 3/25/30	2,557,193	297,494
Fannie Mae REMICS, Series 2011-31,
Class DB, 3.5%, 4/25/31	425,000	449,130
Fannie Mae REMICS, Series 2011-36,
Class QB, 4%, 5/25/31	1,000,000	1,079,677
Fannie Mae REMICS, Series 2001-73,
Class GZ, 6%, 12/25/31	317,697	360,266
Fannie Mae REMICS, Series 2005-79,
Class LT, 5.5%, 9/25/35	241,580	270,633
Fannie Mae REMICS, Series 2011-101,
Class NC, 2.5%, 4/25/40	834,082	840,764
Fannie Mae REMICS, Series 2015-44,
Class GI, IO, 3%, 11/25/40	839,796	86,601
Fannie Mae REMICS, Series 2016-21,
Class BA, 3%, 3/25/42	846,999	867,631
Freddie Mac REMICS, Series 3825, Class
CB, 3.5%, 3/15/26	1,000,000	1,053,038
Freddie Mac REMICS, Series 4066, Class
DI, IO, 3%, 6/15/27	3,504,252	316,754
Government National Mortgage
Association, Series 2015-53, Class IL, IO,
3%, 9/20/44	2,531,873	437,686
Total Collateralized Mortgage
Obligations (Cost $6,102,956)		6,059,674
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.9%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW17, Class
A1A (A), 5.65%, 6/11/50	776,531	781,434
Fannie Mae-Aces, Series 2016-M2, Class
X2, IO (A), 1.207%, 1/25/23	12,626,977	627,923
FHLMC Multifamily Structured Pass
Through Certificates, Series K718, Class
X1, IO (A), 0.767%, 1/25/22	24,148,488	615,815
FREMF Mortgage Trust, Series 2011-
K702, Class B (A) (B), 4.931%, 4/25/44	500,000	510,349
FREMF Mortgage Trust, Series 2012-
K706, Class B (A) (B), 4.169%, 11/25/44	255,000	261,193
FREMF Mortgage Trust, Series 2012-
K708, Class B (A) (B), 3.883%, 2/25/45	1,250,000	1,277,699
FREMF Mortgage Trust, Series 2013-
K502, Class B (A) (B), 2.499%, 3/25/45	545,000	544,871
FREMF Mortgage Trust, Series 2011-
K701, Class C (A) (B), 4.436%, 7/25/48	1,250,000	1,260,398
UBS-Barclays Commercial Mortgage
Trust, Series 2013-C6, Class A2, 2.067%,
4/10/46	300,000	300,090
Total Commercial Mortgage-Backed
Securities (Cost $6,357,807)		6,179,772

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 34.8%
Consumer Discretionary - 6.9%
Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp., 4.464%, 7/23/22	$1,000,000	$1,062,024
Delphi Automotive PLC (C), 3.15%,
11/19/20	1,000,000	1,020,725
ERAC USA Finance LLC (B), 6.7%, 6/1/34	250,000	303,862
Ford Motor Credit Co. LLC, MTN, 2.943%,
1/8/19	1,000,000	1,012,506
General Motors Financial Co. Inc., 3.2%,
7/6/21	800,000	807,085
Georgia-Pacific LLC (B), 3.163%,
11/15/21	1,000,000	1,022,255
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	275,000	292,875
Harman International Industries Inc.,
4.15%, 5/15/25	1,000,000	1,034,775
Lennar Corp., 4.75%, 4/1/21	500,000	526,175
Marriott International Inc., 3.125%,
6/15/26	600,000	583,872
McDonald’s Corp., MTN, 3.5%, 3/1/27	1,000,000	1,015,444
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,156,170
Omnicom Group Inc., 3.6%, 4/15/26	750,000	755,756
Priceline Group Inc./The, 3.6%, 6/1/26	1,000,000	1,006,661
QVC Inc., 3.125%, 4/1/19	800,000	809,237
Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	561,750
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	462,375
Walgreens Boots Alliance Inc., 4.5%,
11/18/34	1,000,000	1,003,513
		14,437,060
Consumer Staples - 3.7%
Anheuser-Busch InBev Finance Inc.,
4.9%, 2/1/46	1,000,000	1,092,453
Bunge Ltd. Finance Corp., 3.25%,
8/15/26	1,000,000	977,899
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,094,417
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,117,564
JM Smucker Co./The, 3.5%, 3/15/25	1,000,000	1,021,807
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,000,000	1,026,739
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	951,437
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	490,752
		7,773,068
Energy - 5.9%
Antero Resources Corp., 5.625%, 6/1/23	300,000	308,625
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	409,221
Energy Transfer Partners L.P., 5.2%,
2/1/22	1,000,000	1,082,447
EnLink Midstream Partners L.P., 4.85%,
7/15/26	300,000	315,255
Enterprise Products Operating LLC,
3.75%, 2/15/25	1,000,000	1,024,000
Helmerich & Payne International Drilling
Co., 4.65%, 3/15/25	1,000,000	1,049,456
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,073,080
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	997,254
Marathon Petroleum Corp., 2.7%,
12/14/18	500,000	505,463
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,290,141
Pioneer Natural Resources Co., 3.45%,
1/15/21	1,000,000	1,030,173
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,308,211
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,188,643
Williams Partners L.P. / ACMP Finance
Corp., 4.875%, 5/15/23	750,000	772,500
		12,354,469
Financials - 7.6%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust (C), 3.75%, 5/15/19	450,000	462,908
Air Lease Corp., 3.875%, 4/1/21	450,000	469,753
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,035,290
Bank of America Corp., MTN, 3.3%,
1/11/23	1,000,000	1,016,559
Bank of Montreal, MTN (C), 1.9%,
8/27/21	1,000,000	982,972
Berkshire Hathaway Inc., 3.125%,
3/15/26	250,000	252,138
Brookfield Finance Inc. (C), 4.25%,
6/2/26	750,000	769,289
CBOE Holdings Inc., 3.65%, 1/12/27	600,000	605,786
Citigroup Inc., 2.75%, 4/25/22	400,000	398,822
Discover Bank, 3.45%, 7/27/26	500,000	486,693
Goldman Sachs Group Inc./The, 5.75%,
1/24/22	1,000,000	1,128,217
Goldman Sachs Group Inc./The, 3.5%,
11/16/26	300,000	296,296
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	301,544
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	989,497
Liberty Mutual Group Inc. (B), 4.25%,
6/15/23	1,250,000	1,330,529
Morgan Stanley, 4.3%, 1/27/45	1,000,000	999,569
Nasdaq Inc., 3.85%, 6/30/26	175,000	176,489
Raymond James Financial Inc., 3.625%,
9/15/26	400,000	399,090
Regions Bank, 2.25%, 9/14/18	1,000,000	1,003,588
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	1,022,158
Synchrony Financial, 3.75%, 8/15/21	700,000	724,287
Synchrony Financial, 3.7%, 8/4/26	600,000	576,701
TD Ameritrade Holding Corp., 3.3%,
4/1/27	500,000	500,640
		15,928,815
Health Care - 2.2%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	1,006,841
Actavis Funding SCS (C), 4.75%, 3/15/45	1,000,000	1,018,491
Express Scripts Holding Co., 4.8%,
7/15/46	950,000	923,484
Forest Laboratories LLC (B), 5%, 12/15/21	200,000	218,227
HCA Inc., 3.75%, 3/15/19	800,000	817,000
Shire Acquisitions Investments Ireland
DAC (C), 1.9%, 9/23/19	750,000	745,761
		4,729,804
Industrials - 1.9%
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	1,033,481
Fortive Corp. (B), 2.35%, 6/15/21	325,000	321,681
International Lease Finance Corp.,
8.875%, 9/1/17	500,000	511,918
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,098,833
Masco Corp., 4.375%, 4/1/26	700,000	740,320
United Rentals North America Inc.,
6.125%, 6/15/23	400,000	418,000
		4,124,233
Information Technology - 2.7%
Analog Devices Inc., 5.3%, 12/15/45	600,000	672,968
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,052,732
CA Inc., 4.7%, 3/15/27	1,000,000	1,052,137
CDW LLC / CDW Finance Corp., 5%,
9/1/23	200,000	205,500
Dell International LLC / EMC Corp. (B),
8.35%, 7/15/46	350,000	452,997
Fidelity National Information Services
Inc., 3%, 8/15/26	625,000	598,844
Hewlett Packard Enterprise Co., 6.35%,
10/15/45	350,000	363,636
Microsoft Corp., 3.5%, 2/12/35	1,000,000	979,362
NVIDIA Corp., 2.2%, 9/16/21	250,000	246,863
		5,625,039
Materials - 0.6%
Arconic Inc., 5.125%, 10/1/24	200,000	209,500
Packaging Corp. of America, 3.65%,
9/15/24	1,000,000	1,013,928
		1,223,428
Real Estate - 0.7%
Boston Properties L.P., 3.65%, 2/1/26	450,000	451,941
Iron Mountain Inc. (B), 4.375%, 6/1/21	500,000	518,750
WP Carey Inc., 4.25%, 10/1/26	500,000	501,760
		1,472,451
Telecommunication Services - 1.7%
AT&T Inc., 4.75%, 5/15/46	1,000,000	936,713
Harris Corp., 5.054%, 4/27/45	1,000,000	1,098,536
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC (B), 3.36%, 9/20/21	500,000	504,375
Verizon Communications Inc., 4.4%,
11/1/34	1,000,000	957,082
		3,496,706
Utilities - 0.9%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,057,970
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	915,990
		1,973,960
Total Corporate Notes and Bonds
(Cost $71,538,284)		73,139,033

LONG TERM MUNICIPAL BONDS - 8.2%
City of Laredo TX, General Obligation,
6.566%, 2/15/39	1,500,000	1,610,115
County of Palm Beach FL Revenue, 5%,
11/1/33	1,880,000	1,979,264
County of Pasco FL Water & Sewer
Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,666,245
East Baton Rouge Sewerage Commission
Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,181,660
Las Vegas Valley Water District, General
Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,097,560
Northside Independent School District,
General Obligation, Series B, (PSF-GTD),
5.741%, 8/15/35	1,600,000	1,722,736
Rancho Water District Financing
Authority Revenue, Series A, 6.337%,
8/1/40	1,000,000	1,097,780
South Dakota State Building Authority
Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,319,013
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,187,200
West Contra Costa Unified School District,
General Obligation, 8.46%, 8/1/34	2,000,000	2,266,180
Total Long Term Municipal Bonds
(Cost $16,908,126)		17,127,753

MORTGAGE BACKED SECURITIES - 22.6%
Fannie Mae - 13.9%
3%, 5/1/27 Pool # AL1715	767,178	791,923
3.5%, 5/1/29 Pool # AW3740	1,354,982	1,422,012
3.5%, 8/1/29 Pool # MA2003	885,295	925,955
3.5%, 10/1/29 Pool # AX3155	482,047	506,161
3%, 9/1/30 Pool # 890696	1,274,584	1,312,269
3%, 12/1/30 Pool # AL8924	649,014	668,425
2.5%, 5/1/31 Pool # AS7117	1,106,249	1,114,456
7%, 11/1/31 Pool # 607515	8,634	9,721

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - continued
Fannie Mae - continued
3.5%, 12/1/31 Pool # MA0919 (D)	$202,903	$212,173
3%, 2/1/32 Pool # AL9867	786,715	810,037
6.5%, 3/1/32 Pool # 631377	29,986	33,325
6.5%, 5/1/32 Pool # 636758	2,267	2,527
7%, 5/1/32 Pool # 644591	842	912
6.5%, 6/1/32 Pool # 545691	83,094	94,854
5.5%, 11/1/33 Pool # 555880	97,669	109,479
5%, 5/1/34 Pool # 780890	42,574	46,718
7%, 7/1/34 Pool # 792636	7,895	8,188
4%, 2/1/35 Pool # MA2177	1,021,449	1,086,063
5%, 8/1/35 Pool # 829670	82,212	90,062
5%, 9/1/35 Pool # 820347	127,353	142,377
5%, 9/1/35 Pool # 835699	99,844	111,667
3.5%, 12/1/35 Pool # MA2473	1,227,205	1,278,811
4.5%, 12/1/35 Pool # 745147	15,663	16,907
5%, 12/1/35 Pool # 850561	38,166	41,832
6%, 11/1/36 Pool # 902510	88,767	102,927
6%, 10/1/37 Pool # 947563	109,412	125,303
6.5%, 12/1/37 Pool # 889072	91,824	103,252
6.5%, 8/1/38 Pool # 987711	235,336	275,003
4%, 9/1/40 Pool # AE3039	950,515	1,010,160
4%, 1/1/41 Pool # AB2080	743,670	788,151
5.5%, 7/1/41 Pool # AL6588	711,222	797,116
4%, 9/1/41 Pool # AJ1406	564,831	597,147
4%, 10/1/41 Pool # AJ4046	937,066	995,602
3.5%, 11/1/41 Pool # AB3867	399,191	412,783
4%, 3/1/42 Pool # AL1998	1,461,573	1,552,673
3.5%, 6/1/42 Pool # AO4134	1,408,718	1,455,571
3.5%, 8/1/42 Pool # AP2133	813,100	840,059
3%, 9/1/42 Pool # AP6568	129,126	129,705
3.5%, 9/1/42 Pool # AB6228	474,218	489,942
4%, 10/1/42 Pool # AP7363	1,027,826	1,084,247
3.5%, 12/1/42 Pool # AQ8892	160,986	166,279
3.5%, 1/1/43 Pool # AQ9326	693,240	717,853
3%, 2/1/43 Pool # AL3072	1,115,987	1,120,988
3.5%, 3/1/43 Pool # AT0310	672,304	694,511
3.5%, 4/1/43 Pool # AR9902	454,838	470,988
3.5%, 4/1/43 Pool # AT2887	403,646	416,799
4%, 1/1/45 Pool # AS4257	329,458	348,535
4.5%, 2/1/45 Pool # MA2193	1,064,216	1,146,753
3.5%, 8/1/45 Pool # AS5645	1,041,118	1,071,510
3.5%, 12/1/45 Pool # AS6309	460,992	474,449
4.5%, 10/1/46 Pool # MA2783	255,736	275,243
3%, 1/1/47 Pool # BE0108	737,438	739,091
		29,239,494
Freddie Mac - 8.7%
4.5%, 2/1/25 Pool # J11722	206,406	219,885
4.5%, 5/1/25 Pool # J12247	406,644	434,522
8%, 6/1/30 Pool # C01005	732	872
2.5%, 3/1/31 Pool # G18590	419,713	422,765
6.5%, 1/1/32 Pool # C62333	26,230	29,359
3.5%, 8/1/32 Pool # C91485	472,827	495,480
4.5%, 6/1/34 Pool # C01856	573,888	619,649
6.5%, 11/1/36 Pool # C02660	13,433	15,427
5.5%, 1/1/37 Pool # G04593	316,255	352,009
5.5%, 11/1/37 Pool # A68787	186,485	211,402
5.5%, 12/1/38 Pool # G05267	629,037	697,715
5%, 10/1/39 Pool # G60465	1,550,683	1,703,828
3.5%, 11/1/40 Pool # G06168	650,414	671,930
4%, 10/1/41 Pool # Q04092	1,096,483	1,161,284
4.5%, 3/1/42 Pool # G07491	720,244	777,405
3%, 9/1/42 Pool # C04233	737,595	740,961
3%, 2/1/43 Pool # Q15767	542,934	545,243
3%, 4/1/43 Pool # V80025	543,288	545,908
3%, 4/1/43 Pool # V80026	533,430	536,002
3.5%, 8/1/44 Pool # Q27927	710,882	733,629
4%, 5/1/45 Pool # G08642	1,335,297	1,406,793
3%, 7/1/45 Pool # G08653	854,997	854,396
3.5%, 8/1/45 Pool # Q35614	858,024	883,780
3.5%, 9/1/45 Pool # G08667	945,268	972,829
3%, 11/1/45 Pool # G08675	1,059,640	1,058,895
3%, 1/1/46 Pool # G08686	1,094,695	1,093,926
3%, 10/1/46 Pool # G60722	971,358	972,029
		18,157,923
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	12,287	14,193
6.5%, 4/20/31 Pool # 3068	5,722	6,758
4%, 4/15/39 Pool # 698089	49,347	52,204
		73,155
Total Mortgage Backed Securities
(Cost $47,310,837)		47,470,572

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 22.6%

Freddie Mac - 0.5%
1.000%, 12/30/19 (E)	975,000	974,019

U.S. Treasury Bonds - 5.2%
6.625%, 2/15/27	2,000,000	2,764,844
5.375%, 2/15/31	1,250,000	1,685,937
4.500%, 5/15/38	2,750,000	3,531,063
3.750%, 8/15/41	250,000	287,276
3.000%, 5/15/45	1,650,000	1,663,278
2.250%, 8/15/46	1,250,000	1,073,047
		11,005,445
U.S. Treasury Notes - 16.9%
1.875%, 10/31/17	3,000,000	3,012,189
4.250%, 11/15/17	2,550,000	2,593,727
2.625%, 1/31/18	3,000,000	3,034,218
2.750%, 2/28/18	3,000,000	3,040,314
3.875%, 5/15/18	2,750,000	2,826,268
1.375%, 2/28/19	3,000,000	3,006,327
3.625%, 8/15/19	1,750,000	1,840,577
2.625%, 11/15/20	1,350,000	1,397,513
3.125%, 5/15/21	3,750,000	3,958,740
2.125%, 8/15/21	1,900,000	1,930,949
2.000%, 10/31/21	2,500,000	2,524,120
1.750%, 9/30/22	2,500,000	2,480,175
2.750%, 2/15/24	1,500,000	1,563,926
2.125%, 3/31/24	1,250,000	1,252,539
2.250%, 11/15/25	1,000,000	1,000,430
		35,462,012
Total U.S. Government and Agency
Obligations (Cost $45,768,599)		47,441,476
	Contracts
PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury 10 Years Note, Put, Jun
2017, $122	25	1,953
U.S. Treasury 10 Years Note, Put, Jun
2017, $124	25	8,594
Total Put Options Purchased
(Cost $20,463)		10,547
	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S.
Government Money Market Fund, 0.68%,
Premier Class	3,527,962	3,527,962
Total Short-Term Investments
(Cost $3,527,962)		3,527,962

TOTAL INVESTMENTS - 98.8%
(Cost $204,013,318**)		207,432,785
NET OTHER ASSETS AND LIABILITIES - 1.2%		2,589,313
TOTAL CALL & PUT OPTIONS WRITTEN - (0.0%)		(8,594)
TOTAL NET ASSETS - 100.0%		$210,013,504

**	Aggregate cost for Federal tax purposes was $204,013,318.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2017.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
(D)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(E)	Stepped rate security. Rate shown is as of April 30, 2017.

MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

	Contracts (100 Shares Per Contract)
Put Options Written		Expiration Date	Strike Price	Value (Note 2)
U.S. Treasury 10 Years Note	25	June 2017	$122.50	$(2,735)
U.S. Treasury 10 Years Note	25	June 2017	123.50	(5,859)
Total Put Options Written (Premiums received $17,819)				$(8,594)
Total Value of Options Written (Premiums received $17,819)				$(8,594)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 95.5%

Consumer Discretionary - 12.8%
Amazon.com Inc., 3.8%, 12/5/24	$200,000	$213,037
Charter Communications Operating LLC
/Charter Communications Operating
Capital Corp., 4.464%, 7/23/22	200,000	212,405
Comcast Corp., 6.45%, 3/15/37	300,000	386,289
Delphi Automotive PLC (A), 3.15%,
11/19/20	200,000	204,145
DR Horton Inc., 3.75%, 3/1/19	50,000	51,249
GameStop Corp. (B), 6.75%, 3/15/21	50,000	51,125
General Motors Financial Co. Inc., 3.2%,
7/6/21	200,000	201,771
Georgia-Pacific LLC (B), 3.163%, 11/15/21	100,000	102,226
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	25,000	26,625
Harman International Industries Inc.,
4.15%, 5/15/25	100,000	103,478
Lowe’s Cos. Inc., 2.5%, 4/15/26	100,000	95,997
McDonald’s Corp., MTN, 3.5%, 3/1/27	100,000	101,544
McDonald’s Corp., MTN, 4.875%, 12/9/45	50,000	53,854
Newell Brands Inc., 4.2%, 4/1/26	100,000	105,106
Newell Brands Inc., 5.5%, 4/1/46	100,000	116,281
Omnicom Group Inc., 3.6%, 4/15/26	200,000	201,535
QVC Inc., 3.125%, 4/1/19	200,000	202,309
Sirius XM Radio Inc. (B), 6%, 7/15/24	125,000	133,750
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,375
Walgreens Boots Alliance Inc., 4.5%,
11/18/34	150,000	150,527
		2,764,628
Consumer Staples - 4.1%
Anheuser-Busch InBev Finance Inc., 4.9%,
2/1/46	150,000	163,868
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	50,000	48,895
CVS Health Corp., 5.125%, 7/20/45	200,000	223,513
JM Smucker Co./The, 3.5%, 3/15/25	200,000	204,361
Kraft Heinz Foods Co., 3.95%, 7/15/25	150,000	154,011
Molson Coors Brewing Co., 2.1%, 7/15/21	100,000	98,150
		892,798
Energy - 13.5%
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,437
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	102,305
BP Capital Markets PLC (A), 3.119%,
5/4/26	100,000	99,033
Chevron Corp., 3.191%, 6/24/23	200,000	206,549
ConocoPhillips Co., 4.15%, 11/15/34	75,000	74,750
Devon Energy Corp., 5.6%, 7/15/41	100,000	106,948
Energy Transfer Partners L.P., 5.2%, 2/1/22	300,000	324,734
EnLink Midstream Partners L.P., 4.85%,
7/15/26	50,000	52,542
Enterprise Products Operating LLC, 4.45%,
2/15/43	200,000	195,248
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	52,254
Helmerich & Payne International Drilling
Co., 4.65%, 3/15/25	100,000	104,946
Kinder Morgan Inc. (B), 5%, 2/15/21	50,000	53,654
Marathon Oil Corp., 2.7%, 6/1/20	200,000	199,451
Marathon Petroleum Corp., 5.125%,
3/1/21	250,000	271,227
Phillips 66, 4.65%, 11/15/34	100,000	102,824
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	198,483
Schlumberger Holdings Corp. (B), 2.35%,
12/21/18	200,000	201,429
Valero Energy Corp., 6.625%, 6/15/37	350,000	416,025
Williams Partners L.P. / ACMP Finance
Corp., 4.875%, 5/15/23	100,000	103,000
		2,916,839
Financials - 30.2%
Banks - 18.2%
Bank of America Corp., MTN, 2.503%,
10/21/22	200,000	196,245
Bank of America Corp., MTN, 3.3%,
1/11/23	200,000	203,312
Bank of Montreal, MTN (A), 1.9%, 8/27/21	100,000	98,297
Capital One Financial Corp., 2.45%,
4/24/19	300,000	301,774
Citigroup Inc., 2.75%, 4/25/22	100,000	99,705
Discover Bank, 3.45%, 7/27/26	100,000	97,339
Goldman Sachs Group Inc./The, 5.75%,
1/24/22	100,000	112,822
Goldman Sachs Group Inc./The, 3.625%,
1/22/23	200,000	206,612
Goldman Sachs Group Inc./The, 3.5%,
11/16/26	200,000	197,531
Huntington National Bank/The, 2.2%,
4/1/19	300,000	301,100
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	106,423
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	201,030
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	197,899
KeyCorp, MTN, 5.1%, 3/24/21	250,000	273,754
Morgan Stanley, 2.8%, 6/16/20	200,000	203,048
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	204,860
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	102,237
PNC Financial Services Group Inc./The,
3.3%, 3/8/22	100,000	103,914
Regions Bank, 2.25%, 9/14/18	250,000	250,897
Regions Financial Corp., 3.2%, 2/8/21	250,000	255,539
US Bancorp, MTN, 2.35%, 1/29/21	200,000	201,494
		3,915,832
Diversified Financial Services - 7.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust (A), 3.75%, 5/15/19	150,000	154,303
Affiliated Managers Group Inc., 4.25%,
2/15/24	300,000	313,259
Air Lease Corp., 3.75%, 2/1/22	200,000	207,058
Air Lease Corp., 3.625%, 4/1/27	100,000	99,242
Brookfield Finance Inc. (A), 4.25%, 6/2/26	200,000	205,144
CBOE Holdings Inc., 3.65%, 1/12/27	150,000	151,447
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,425
Raymond James Financial Inc., 3.625%,
9/15/26	100,000	99,772
Synchrony Financial, 3.75%, 8/15/21	100,000	103,469
Synchrony Financial, 3.7%, 8/4/26	100,000	96,117
TD Ameritrade Holding Corp., 3.3%,
4/1/27	100,000	100,128
		1,580,364
Insurance - 4.7%
American International Group Inc.,
3.875%, 1/15/35	200,000	186,467
Berkshire Hathaway Inc., 3.125%,
3/15/26	50,000	50,428
Liberty Mutual Group Inc. (B), 4.25%,
6/15/23	100,000	106,442
MetLife Inc., 3.6%, 4/10/24	100,000	104,225
New York Life Global Funding (B), 1.95%,
2/11/20	200,000	199,593
Old Republic International Corp., 3.875%,
8/26/26	50,000	49,594
Prudential Financial Inc., MTN, 3.5%,
5/15/24	300,000	311,314
		1,008,063
		6,504,259
Health Care - 4.2%
AbbVie Inc., 4.7%, 5/14/45	100,000	100,684
AbbVie Inc., 4.45%, 5/14/46	100,000	97,475
Actavis Funding SCS (A), 4.55%, 3/15/35	130,000	130,912
Express Scripts Holding Co., 4.75%,
11/15/21	200,000	215,623
Express Scripts Holding Co., 4.8%, 7/15/46	50,000	48,605
HCA Inc., 3.75%, 3/15/19	100,000	102,125
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	202,412
		897,836
Industrials - 10.6%
Burlington Northern Santa Fe LLC, 4.45%,
3/15/43	200,000	211,883
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,366
CRH America Inc. (B), 3.875%, 5/18/25	200,000	206,696
Equifax Inc., 2.3%, 6/1/21	100,000	99,208
Fortive Corp. (B), 2.35%, 6/15/21	100,000	98,979
General Dynamics Corp., 1.875%, 8/15/23	100,000	96,107
General Electric Co., MTN, 6.75%, 3/15/32	300,000	410,698
International Lease Finance Corp.,
8.875%, 9/1/17	100,000	102,383
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	198,479
Masco Corp., 4.375%, 4/1/26	100,000	105,760
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	206,030
Textron Inc., 3.875%, 3/1/25	200,000	204,397
United Rentals North America Inc.,
6.125%, 6/15/23	100,000	104,500
Verisk Analytics Inc., 4%, 6/15/25	200,000	204,590
		2,273,076
Information Technology - 7.5%
Analog Devices Inc., 5.3%, 12/15/45	50,000	56,081
Apple Inc., 2.25%, 2/23/21	200,000	201,984
Broadridge Financial Solutions Inc., 3.4%,
6/27/26	100,000	98,649
CA Inc., 4.7%, 3/15/27	150,000	157,821
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	51,375
Cisco Systems Inc., 2.2%, 2/28/21	150,000	150,793
Dell International LLC / EMC Corp. (B),
8.35%, 7/15/46	75,000	97,071
Fidelity National Information Services Inc.,
3%, 8/15/26	100,000	95,815
Fiserv Inc., 2.7%, 6/1/20	200,000	202,593
Intel Corp., 4.9%, 7/29/45	100,000	113,241
Microsoft Corp., 1.55%, 8/8/21	100,000	98,015
Microsoft Corp., 3.5%, 2/12/35	100,000	97,936
NVIDIA Corp., 2.2%, 9/16/21	100,000	98,745
Oracle Corp., 4%, 7/15/46	100,000	97,726
		1,617,845
Materials - 3.6%
Agrium Inc. (A), 3.375%, 3/15/25	200,000	199,172
Arconic Inc., 5.125%, 10/1/24	50,000	52,375
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	212,455
Packaging Corp. of America, 3.65%,
9/15/24	300,000	304,178
		768,180
Real Estate - 3.4%
Boston Properties L.P., 3.65%, 2/1/26	100,000	100,431
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	103,750
Simon Property Group L.P., 4.125%,
12/1/21	200,000	213,270
WP Carey Inc., 4.6%, 4/1/24	200,000	208,588
WP Carey Inc., 4.25%, 10/1/26	100,000	100,352
		726,391

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Corporate Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Telecommunication Services - 5.2%
AT&T Inc., 5%, 3/1/21	$300,000	$325,696
AT&T Inc., 4.75%, 5/15/46	75,000	70,254
Harris Corp., 5.054%, 4/27/45	200,000	219,707
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC (B),
3.36%, 9/20/21	100,000	100,875
Verizon Communications Inc., 5.15%,
9/15/23	200,000	221,339
Verizon Communications Inc., 4.4%,
11/1/34	200,000	191,416
		1,129,287
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	100,000	91,599
Total Corporate Notes and Bonds
(Cost $20,028,865)		20,582,738
LONG TERM MUNICIPAL BONDS - 3.0%
County of Palm Beach FL Revenue, 5%,
11/1/33	200,000	210,560
County of Pasco FL Water & Sewer
Revenue, Series B, 6.76%, 10/1/39	200,000	222,166
Las Vegas Valley Water District, General
Obligation, Series A, 7.1%, 6/1/39	200,000	219,512
Total Long Term Municipal Bonds
(Cost $648,260)		652,238
	Shares
SHORT-TERM INVESTMENTS – 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	171,335	171,335
Total Short-Term Investments
(Cost $171,335)		171,335

TOTAL INVESTMENTS - 99.3%
(Cost $20,848,460**)		$21,406,311
NET OTHER ASSETS AND LIABILITIES - 0.7%		146,358
TOTAL NET ASSETS - 100.0%		$21,552,669

**	Aggregate cost for Federal tax purposes was $20,848,460.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.1% of total net assets.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

MTN	Medium Term Note.
PLC	Public Limited Company.

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 84.6%
Consumer Discretionary - 23.3%
Altice Financing S.A. (A) (B), 7.5%,
5/15/26	$250,000	$270,000
Cablevision Systems Corp., 5.875%,
9/15/22	200,000	205,250
CCO Holdings LLC / CCO Holdings Capital
Corp. (A), 5.875%, 4/1/24	300,000	321,375
Deck Chassis Acquisition Inc. (A), 10%,
6/15/23	150,000	164,625
Diamond Resorts International Inc. (A),
7.75%, 9/1/23	250,000	266,250
DISH DBS Corp., 6.75%, 6/1/21	200,000	217,500
GameStop Corp. (A), 6.75%, 3/15/21	325,000	332,312
Group 1 Automotive Inc., 5%, 6/1/22	300,000	303,750
Jack Ohio Finance LLC / Jack Ohio Finance
1 Corp. (A), 6.75%, 11/15/21	400,000	418,000
Nexteer Automotive Group Ltd. (A) (B),
5.875%, 11/15/21	250,000	260,000
Outfront Media Capital LLC / Outfront
Media Capital Corp., 5.625%, 2/15/24	500,000	525,000
Penske Automotive Group Inc., 5.75%,
10/1/22	250,000	258,750
PetSmart Inc. (A), 7.125%, 3/15/23	250,000	228,438
Pinnacle Entertainment Inc. (A), 5.625%,
5/1/24	250,000	258,125
Scientific Games International Inc.,
6.25%, 9/1/20	500,000	481,250
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	254,375
Sugarhouse HSP Gaming Prop Mezz L.P. /
Sugarhouse HSP Gaming Finance Corp. (A)
(C), 5.875%, 5/15/25	100,000	100,125
Univision Communications Inc. (A),
5.125%, 5/15/23	200,000	203,250
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	391,875
		5,460,250
Consumer Staples - 5.8%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	257,500
Avon International Operations Inc. (A),
7.875%, 8/15/22	100,000	107,500
Avon Products Inc., 6.6%, 3/15/20	250,000	254,063
Cott Beverages Inc., 5.375%, 7/1/22	250,000	259,062
Dean Foods Co. (A), 6.5%, 3/15/23	200,000	211,000
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	261,250
		1,350,375
Energy - 9.6%
American Midstream Partners L.P. /
American Midstream Finance Corp. (A),
8.5%, 12/15/21	250,000	254,375
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	250,000	251,875
Murphy Oil USA Inc., 5.625%, 5/1/27	250,000	256,250
QEP Resources Inc., 5.375%, 10/1/22	300,000	296,250
SM Energy Co., 6.75%, 9/15/26	100,000	100,750
Southern Star Central Corp. (A), 5.125%,
7/15/22	300,000	303,000
Tesoro Logistics L.P. / Tesoro Logistics
Finance Corp., 6.375%, 5/1/24	250,000	273,125
Unit Corp., 6.625%, 5/15/21	525,000	522,375
		2,258,000
Financials - 8.7%
Donnelley Financial Solutions Inc., 8.25%,
10/15/24	500,000	523,750
Equinix Inc., 5.875%, 1/15/26	100,000	107,750
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	270,000
Iron Mountain Inc., 5.75%, 8/15/24	350,000	359,187
Nationstar Mortgage LLC / Nationstar
Capital Corp., 6.5%, 7/1/21	300,000	304,500
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	252,500
Solera LLC / Solera Finance Inc. (A),
10.5%, 3/1/24	200,000	228,250
		2,045,937
Health Care - 3.3%
Acadia Healthcare Co. Inc., 5.125%,
7/1/22	250,000	252,813
HCA Inc., 5.875%, 2/15/26	100,000	106,250
Mallinckrodt International Finance S.A.
(B), 4.75%, 4/15/23	300,000	255,750
Valeant Pharmaceuticals International
Inc. (A) (B), 5.625%, 12/1/21	200,000	153,750
		768,563
Industrials - 10.6%
Aircastle Ltd. (B), 5%, 4/1/23	100,000	106,750
Avis Budget Car Rental LLC / Avis Budget
Finance Inc. (A), 5.25%, 3/15/25	250,000	235,625
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	278,125
Bombardier Inc. (A) (B), 6.125%, 1/15/23	175,000	174,562
Brand Energy & Infrastructure Services
Inc. (A), 8.5%, 12/1/21	250,000	265,625
Herc Rentals Inc. (A), 7.5%, 6/1/22	270,000	293,625
Mueller Industries Inc., 6%, 3/1/27	250,000	250,000
Nielsen Finance LLC / Nielsen Finance Co.
(A), 5%, 4/15/22	200,000	205,750
Prime Security Services Borrower LLC /
Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	136,563
Standard Industries Inc. (A), 5.375%,
11/15/24	250,000	260,625
Summit Materials LLC / Summit Materials
Finance Corp., 8.5%, 4/15/22	250,000	280,625
		2,487,875
Information Technology - 7.7%
Alliance Data Systems Corp. (A), 6.375%,
4/1/20	400,000	406,500
Alliance Data Systems Corp. (A), 5.875%,
11/1/21	100,000	103,500
Belden Inc. (A), 5.5%, 9/1/22	500,000	512,500
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	440,425
Hughes Satellite Systems Corp., 7.625%,
6/15/21	150,000	169,372
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	164,250
		1,796,547
Materials - 5.0%
ARD Finance S.A., PIK (A) (B), 7.125%,
9/15/23	250,000	259,375
Berry Plastics Corp., 5.5%, 5/15/22	275,000	287,375
Rayonier AM Products Inc. (A), 5.5%,
6/1/24	550,000	504,625
US Concrete Inc., 6.375%, 6/1/24	125,000	130,625
		1,182,000

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Telecommunication Services - 5.1%
Altice Luxembourg S.A. (A) (B), 7.625%,
2/15/25	$250,000	$266,875
Frontier Communications Corp., 6.25%,
9/15/21	400,000	371,000
Inmarsat Finance PLC (A) (B), 6.5%,
10/1/24	300,000	317,250
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC (A),
3.36%, 9/20/21	250,000	252,188
		1,207,313
Utilities - 5.5%
AES Corp., 5.5%, 3/15/24	400,000	411,000
AmeriGas Partners L.P. / AmeriGas Finance
Corp., 5.5%, 5/20/25	250,000	252,500
Calpine Corp., 5.5%, 2/1/24	250,000	241,250
Dynegy Inc., 7.625%, 11/1/24	150,000	137,250
NRG Energy Inc., 6.25%, 5/1/24	200,000	199,300
Talen Energy Supply LLC (A), 4.625%,
7/15/19	45,000	44,325
		1,285,625
Total Corporate Notes and Bonds
(Cost $19,126,640)		19,842,485
	Shares
MUTUAL FUNDS - 2.7%
BlackRock Corporate High Yield Fund Inc.	32,000	360,640
iShares iBoxx $ High Yield Corporate
Bond ETF	3,000	264,360
Total Mutual Funds
Cost $608,475)		625,000
SHORT-TERM INVESTMENTS - 10.2%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,400,940	2,400,940
Total Short-Term Investments
(Cost $2,400,940)		2,400,940

TOTAL INVESTMENTS - 97.5%
(Cost $22,136,055**)		22,868,425
NET OTHER ASSETS AND LIABILITIES - 2.5%		581,873
TOTAL NET ASSETS - 100.0%		$23,450,298

**	Aggregate cost for Federal tax purposes was $22,136,055.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 11.7% of total net assets.
(C)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 58.8%
Consumer Discretionary - 5.2%
Carnival Corp.	43,000	$2,656,110
Home Depot Inc./The	15,300	2,388,330
McDonald’s Corp.	13,500	1,889,055
Omnicom Group Inc.	17,000	1,396,040
		8,329,535
Consumer Staples - 4.6%
JM Smucker Co./The	12,000	1,520,640
Nestle S.A., ADR	25,000	1,924,975
PepsiCo Inc.	14,500	1,642,560
Procter & Gamble Co./The	25,000	2,183,250
		7,271,425
Energy - 4.2%
Chevron Corp.	17,700	1,888,590
Exxon Mobil Corp.	33,500	2,735,275
Schlumberger Ltd.	29,000	2,105,110
		6,728,975
Financials - 10.0%
BB&T Corp.	33,500	1,446,530
Chubb Ltd.	11,000	1,509,750
CME Group Inc.	21,500	2,498,085
Northern Trust Corp.	16,000	1,440,000
PNC Financial Services Group Inc./The	22,000	2,634,500
Travelers Cos. Inc./The	16,500	2,007,390
US Bancorp	63,500	3,256,280
Wells Fargo & Co.	22,000	1,184,480
		15,977,015
Health Care - 8.0%
Amgen Inc.	11,000	1,796,520
Johnson & Johnson	24,000	2,963,280
Medtronic PLC	21,600	1,794,744
Merck & Co. Inc.	35,000	2,181,550
Novartis AG, ADR	22,500	1,733,175
Pfizer Inc.	69,000	2,340,480
		12,809,749
Industrials - 10.3%
3M Co.	10,500	2,056,215
Boeing Co./The	12,700	2,347,341
Caterpillar Inc.	13,000	1,329,380
Emerson Electric Co.	31,500	1,898,820
General Electric Co.	81,500	2,362,685
Union Pacific Corp.	13,000	1,455,480
United Parcel Service Inc., Class B	19,700	2,116,962
United Technologies Corp.	24,000	2,855,760
		16,422,643
Information Technology - 10.9%
Accenture PLC, Class A	15,000	1,819,500
Apple Inc.	10,500	1,508,325
Automatic Data Processing Inc.	10,000	1,044,900
Cisco Systems Inc.	85,500	2,912,985
Microsoft Corp.	50,000	3,423,000
TE Connectivity Ltd.	31,500	2,437,155
Texas Instruments Inc.	31,000	2,454,580
Xilinx Inc.	27,500	1,735,525
		17,335,970
Materials - 2.3%
Monsanto Co.	10,000	1,166,100
Praxair Inc.	19,500	2,437,110
		3,603,210
Telecommunication Service - 1.4%
Verizon Communications Inc.	50,500	2,318,455

Utilities - 1.9%
Duke Energy Corp.	15,870	1,309,275
NextEra Energy Inc.	13,500	1,803,060
		3,112,335
Total Common Stocks
(Cost $69,396,194)		93,909,312
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust,
Series 2000-LB1, Class AF5 (A), 7.992%,
9/21/30	98,971	99,103
Ally Master Owner Trust, Series 2014-4,
Class A2, 1.43%, 6/17/19	225,000	225,036
American Express Credit Account Master
Trust, Series 2014-3, Class A, 1.49%,
4/15/20	250,000	250,171
CarMax Auto Owner Trust, Series 2017-1,
Class A2, 1.54%, 2/18/20	400,000	400,086
Chase Issuance Trust, Series 2017-A1,
Class A (A), 1.294%, 1/18/22	200,000	200,708
CNH Equipment Trust, Series 2014-A, Class
A3, 0.84%, 5/15/19	7,660	7,658
Porsche Innovative Lease Owner Trust,
Series 2015-1, Class A4 (B), 1.43%,
5/21/21	300,000	299,968
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.25%, 6/17/19	115,174	115,457
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D, 2.73%, 10/15/19	75,000	75,659
Santander Drive Auto Receivables
Trust, Series 2013-A, Class C (B), 3.12%,
10/15/19	42,488	42,675
Santander Drive Auto Receivables Trust,
Series 2013-4, Class C, 3.25%, 1/15/20	93,809	94,257
Volvo Financial Equipment LLC, Series
2014-1A, Class A3 (B), 0.82%, 4/16/18	1,812	1,811
Total Asset Backed Securities
(Cost $1,815,055)		1,812,589
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.1%
Fannie Mae REMICS, Series 2011-31, Class
DB, 3.5%, 4/25/31	200,000	211,355
Fannie Mae REMICS, Series 2011-36, Class
QB, 4%, 5/25/31	250,000	269,919
Fannie Mae REMICS, Series 2005-79, Class
LT, 5.5%, 9/25/35	113,240	126,859

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
COLLATERALIZED MORTGAGE
OBLIGATIONS - continued
Fannie Mae REMICS, Series 2011-101,
Class NC, 2.5%, 4/25/40	$417,041	$420,382
Fannie Mae REMICS, Series 2016-21, Class
BA, 3%, 3/25/42	338,800	347,053
Freddie Mac REMICS, Series 3825, Class
CB, 3.5%, 3/15/26	406,565	428,128
Total Collateralized Mortgage
Obligations (Cost $1,823,064)		1,803,696

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 0.6%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW17, Class
A1A (A), 5.65%, 6/11/50	221,866	223,267
Fannie Mae-Aces, Series 2016-M2, Class
X2, IO (A), 1.207%, 1/25/23	3,885,224	193,207
Fannie Mae-Aces, Series 2013-M12, Class
APT (A), 2.474%, 3/25/23	269,031	270,354
FREMF Mortgage Trust, Series 2012-K708,
Class B (A) (B), 3.883%, 2/25/45	300,000	306,648
Total Commercial Mortgage-Backed
Securities (Cost $1,011,124)		993,476

CORPORATE NOTES AND BONDS - 13.3%

Consumer Discretionary - 2.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	531,354
Amazon.com Inc., 3.3%, 12/5/21	200,000	208,103
Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp., 4.464%, 7/23/22	400,000	424,810
ERAC USA Finance LLC (B), 6.7%, 6/1/34	150,000	182,317
Ford Motor Credit Co. LLC, MTN, 2.943%,
1/8/19	300,000	303,752
GameStop Corp. (B), 6.75%, 3/15/21	100,000	102,250
General Motors Financial Co. Inc., 3.2%,
7/6/21	300,000	302,657
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	125,000	133,125
Lennar Corp., 4.75%, 4/1/21	150,000	157,853
Marriott International Inc., 3.125%,
6/15/26	250,000	243,280
McDonald’s Corp., MTN, 4.875%, 12/9/45	300,000	323,126
Newell Brands Inc., 5.5%, 4/1/46	450,000	523,263
Omnicom Group Inc., 3.6%, 4/15/26	350,000	352,686
Priceline Group Inc./The, 3.6%, 6/1/26	250,000	251,665
Time Warner Inc., 4.75%, 3/29/21	400,000	431,860
Walgreens Boots Alliance Inc., 4.5%,
11/18/34	155,000	155,545
		4,627,646
Consumer Staples - 0.6%
Anheuser-Busch InBev Finance Inc., 4.9%,
2/1/46	250,000	273,113
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	244,475
CVS Health Corp., 5.125%, 7/20/45	250,000	279,391
Kraft Heinz Foods Co., 4.375%, 6/1/46	200,000	190,287
		987,266
Energy - 2.6%
Antero Resources Corp., 5.625%, 6/1/23	150,000	154,313
BP Capital Markets PLC (C), 3.119%,
5/4/26	200,000	198,065
ConocoPhillips Co., 4.15%, 11/15/34	500,000	498,332
Energy Transfer Partners L.P., 5.2%, 2/1/22	200,000	216,489
Enterprise Products Operating LLC, 5.2%,
9/1/20	450,000	491,322
Enterprise Products Operating LLC, 3.75%,
2/15/25	300,000	307,200
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	235,141
Marathon Oil Corp., 6%, 10/1/17	300,000	305,489
Marathon Oil Corp., 2.7%, 6/1/20	300,000	299,176
Phillips 66, 4.65%, 11/15/34	500,000	514,121
Schlumberger Holdings Corp. (B), 4%,
12/21/25	300,000	315,729
Valero Energy Corp., 6.625%, 6/15/37	250,000	297,161
Williams Partners L.P. / ACMP Finance
Corp., 4.875%, 5/15/23	250,000	257,500
		4,090,038
Financials - 2.8%
Air Lease Corp., 3.75%, 2/1/22	300,000	310,587
Air Lease Corp., 3.625%, 4/1/27	200,000	198,484
Bank of Montreal, MTN (C), 1.9%, 8/27/21	250,000	245,743
Berkshire Hathaway Inc., 3.125%,
3/15/26	100,000	100,855
Brookfield Finance Inc. (C), 4.25%, 6/2/26	125,000	128,215
Capital One Financial Corp., 2.45%,
4/24/19	200,000	201,182
CBOE Holdings Inc., 3.65%, 1/12/27	175,000	176,688
Goldman Sachs Group Inc./The, 5.75%,
1/24/22	500,000	564,108
Huntington National Bank/The, 2.2%,
4/1/19	400,000	401,467
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	301,544
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	336,243
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	102,237
Morgan Stanley, 4.3%, 1/27/45	250,000	249,892
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,426
New York Life Global Funding (B), 1.95%,
2/11/20	300,000	299,389
Regions Financial Corp., 3.2%, 2/8/21	250,000	255,540
Synchrony Financial, 3.75%, 8/15/21	250,000	258,674
Synchrony Financial, 3.7%, 8/4/26	250,000	240,292
		4,421,566
Health Care - 0.9%
AbbVie Inc., 4.45%, 5/14/46	200,000	194,950
Actavis Funding SCS (C), 4.75%, 3/15/45	150,000	152,774
HCA Inc., 3.75%, 3/15/19	150,000	153,187
Merck Sharp & Dohme Corp., 5.75%,
11/15/36	220,000	271,849
Shire Acquisitions Investments Ireland
DAC (C), 1.9%, 9/23/19	350,000	348,022
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	404,824
		1,525,606
Industrials - 0.5%
Fortive Corp. (B), 2.35%, 6/15/21	100,000	98,979
International Lease Finance Corp.,
8.875%, 9/1/17	150,000	153,575
Masco Corp., 4.375%, 4/1/26	150,000	158,640
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	274,034
United Rentals North America Inc.,
4.625%, 7/15/23	150,000	155,707
		840,935
Information Technology - 2.2%
Analog Devices Inc., 5.3%, 12/15/45	225,000	252,363
Apple Inc., 2.4%, 5/3/23	450,000	447,286
Autodesk Inc., 4.375%, 6/15/25	250,000	263,183
Broadridge Financial Solutions Inc.,
3.95%, 9/1/20	450,000	471,918
CA Inc., 4.7%, 3/15/27	100,000	105,214
Dell International LLC / EMC Corp. (B),
8.35%, 7/15/46	75,000	97,071
Fidelity National Information Services Inc.,
3%, 8/15/26	175,000	167,676
Fiserv Inc., 2.7%, 6/1/20	250,000	253,241
Hewlett Packard Enterprise Co., 6.35%,
10/15/45	175,000	181,818
Intel Corp., 4.9%, 7/29/45	250,000	283,103
International Business Machines Corp.,
1.875%, 8/1/22	400,000	390,188
NVIDIA Corp., 2.2%, 9/16/21	100,000	98,745
Oracle Corp., 4%, 7/15/46	325,000	317,610
Thomson Reuters Corp. (C), 4.3%,
11/23/23	225,000	239,322
		3,568,738
Real Estate - 0.2%
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	103,750
Welltower Inc., 4.5%, 1/15/24	200,000	212,485
		316,235
Telecommunication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	187,342
Harris Corp., 5.054%, 4/27/45	250,000	274,634
Verizon Communications Inc., 5.15%,
9/15/23	400,000	442,677
		904,653
Total Corporate Notes and Bonds
(Cost $20,542,976)		21,282,683

LONG TERM MUNICIPAL BONDS - 2.4%
County of Pasco FL Water & Sewer
Revenue, Series B, 6.76%, 10/1/39	500,000	555,415
Los Angeles Department of Water &
Power Revenue, 6.166%, 7/1/40	500,000	556,510
Metropolitan Transportation Authority
Revenue, 6.548%, 11/15/31	325,000	423,182
New York City Transitional Finance
Authority Future Tax Secured Revenue,
6.267%, 8/1/39	500,000	543,805
Northside Independent School District,
General Obligation, Series B, (PSF-GTD),
5.741%, 8/15/35	325,000	349,931
Rancho Water District Financing Authority
Revenue, Series A, 6.337%, 8/1/40	350,000	384,223
State of Iowa Revenue, 6.75%, 6/1/34	250,000	273,400
University of Massachusetts Building
Authority Revenue, 6.573%, 5/1/39	500,000	543,125
Washington County School District #1
West Union, General Obligation, 4.355%,
6/30/34	200,000	205,628
Total Long Term Municipal Bonds
(Cost $3,812,741)		3,835,219

MORTGAGE BACKED SECURITIES - 8.8%

Fannie Mae - 5.6%
3.5%, 8/1/26 Pool # AL0787	196,164	205,182
3%, 5/1/27 Pool # AL1715	249,333	257,375
3.5%, 5/1/28 Pool # AL3678	351,219	369,042
3.5%, 8/1/29 Pool # MA2003	221,324	231,489
3%, 9/1/30 Pool # 890696	267,251	275,153
3%, 12/1/30 Pool # AL8924	432,676	445,617
2.5%, 5/1/31 Pool # AS7117	221,250	222,891
7%, 11/1/31 Pool # 607515	8,634	9,721
3.5%, 12/1/31 Pool # MA0919 (D),	443,597	463,863
3%, 2/1/32 Pool # AL9867	245,848	253,136
7%, 5/1/32 Pool # 644591	1,347	1,460
5.5%, 10/1/33 Pool # 254904	61,483	68,931
7%, 7/1/34 Pool # 792636	4,962	5,147
4%, 2/1/35 Pool # MA2177	442,628	470,627

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - continued

Fannie Mae - continued
5%, 8/1/35 Pool # 829670	$47,798	$ 52,361
5%, 9/1/35 Pool # 820347	75,965	84,926
5%, 9/1/35 Pool # 835699	62,148	69,507
5%, 12/1/35 Pool # 850561	23,231	25,463
5.5%, 9/1/36 Pool # 831820	121,114	138,533
6%, 9/1/36 Pool # 831741	76,511	86,636
5.5%, 10/1/36 Pool # 901723	44,130	49,287
5.5%, 12/1/36 Pool # 903059	107,769	121,820
4.5%, 7/1/41 Pool # AB3274	213,730	231,438
5.5%, 7/1/41 Pool # AL6588	213,367	239,135
3.5%, 6/1/42 Pool # AO4134	330,168	341,149
4%, 6/1/42 Pool # MA1087	241,024	254,764
3.5%, 8/1/42 Pool # AO8100	213,215	220,285
3.5%, 8/1/42 Pool # AP2133	243,930	252,018
4%, 10/1/42 Pool # AP7363	440,497	464,678
3%, 2/1/43 Pool # AB8486	355,191	356,783
3%, 2/1/43 Pool # AB8563	214,118	215,078
3%, 2/1/43 Pool # AL3072	340,704	342,231
3%, 3/1/43 Pool # AB8818	350,809	352,382
3.5%, 3/1/43 Pool # AT0310	192,087	198,432
4%, 1/1/45 Pool # AS4257	173,399	183,440
4%, 1/1/45 Pool # MA2145	451,601	476,183
4.5%, 2/1/45 Pool # MA2193	354,739	382,251
3.5%, 12/1/45 Pool # AS6309	184,397	189,780
3%, 1/1/47 Pool # BE0108	245,813	246,364
		8,854,558
Freddie Mac - 3.2%
4.5%, 2/1/25 Pool # J11722	51,601	54,971
4.5%, 5/1/25 Pool # J12247	43,569	46,556
3.5%, 1/1/29 Pool # J31950	409,877	429,869
8%, 6/1/30 Pool # C01005	1,354	1,613
2.5%, 3/1/31 Pool # G18590	209,856	211,383
6.5%, 1/1/32 Pool # C62333	39,345	44,038
5%, 10/1/39 Pool # G60465	533,602	586,300
3.5%, 11/1/40 Pool # G06168	345,014	356,427
4.5%, 9/1/41 Pool # Q03516	183,763	198,198
4%, 10/1/41 Pool # Q04092	259,169	274,485
3%, 8/1/42 Pool # G08502	297,306	298,586
3%, 9/1/42 Pool # C04233	305,545	306,939
3%, 4/1/43 Pool # V80025	362,192	363,939
3%, 4/1/43 Pool # V80026	355,620	357,335
3.5%, 8/1/44 Pool # Q27927	550,933	568,563
4%, 5/1/45 Pool # G08642	267,059	281,359
3.5%, 8/1/45 Pool # Q35614	429,012	441,890
3%, 10/1/46 Pool # G60722	315,691	315,909
		5,138,360
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	17,201	19,870
6.5%, 4/20/31 Pool # 3068	9,536	11,263
		31,133
Total Mortgage Backed Securities
(Cost $14,032,617)		14,024,051

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 10.4%

Federal Home Loan Bank - 0.6%
1.000%, 6/1/23 (E)	500,000	499,584
1.750%, 12/21/23 (E)	400,000	399,496
		899,080
Freddie Mac - 0.2%
1.100%, 6/14/19 (E)	350,000	349,544

U.S. Treasury Bonds - 1.5%
6.625%, 2/15/27	860,000	1,188,883
3.000%, 5/15/42	500,000	506,445
2.500%, 2/15/45	250,000	227,813
2.500%, 5/15/46	100,000	90,820
2.250%, 8/15/46	500,000	429,219
		2,443,180
U.S. Treasury Notes - 8.1%
4.250%, 11/15/17	1,000,000	1,017,148
3.875%, 5/15/18	750,000	770,800
1.500%, 12/31/18	750,000	753,252
3.125%, 5/15/19	1,000,000	1,036,797
1.625%, 8/31/19	2,000,000	2,013,438
3.375%, 11/15/19	2,000,000	2,100,156
2.000%, 7/31/20	750,000	761,192
2.625%, 11/15/20	2,000,000	2,070,390
1.750%, 5/15/22	1,600,000	1,593,501
2.500%, 8/15/23	750,000	771,035
		12,887,709
Total U.S. Government and Agency
Obligations (Cost $16,326,373)		16,579,513
	Shares
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	4,478,125	4,478,125
Total Short-Term Investments
(Cost $4,478,125)		4,478,125

TOTAL INVESTMENTS - 99.4%
(Cost $133,238,269**)		158,718,664
NET OTHER ASSETS AND LIABILITIES - 0.6%		942,294
TOTAL NET ASSETS - 100.0%		$159,660,958

**	Aggregate cost for Federal tax purposes was $133,238,269.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2017.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(D)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(E)	Stepped rate security. Rate shown is as of April 30, 2017.
ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 76.1%
Consumer Discretionary - 9.9%
Discovery Communications Inc., Class
A * (A)	33,800		$972,764
Discovery Communications Inc., Class
C * (A)	36,000		1,007,280
Dollar General Corp. (A)	31,800		2,312,178
General Motors Co. (A)	102,400		3,547,136
Lowe’s Cos. Inc. (A)	28,000		2,376,640
Nordstrom Inc. (A)	34,300		1,655,661
			11,871,659
Consumer Staples - 4.5%
CVS Health Corp. (A)	23,800		1,962,072
Diageo PLC, ADR (A)	7,500		880,725
JM Smucker Co./The (A)	20,000		2,534,400
			5,377,197
Energy - 12.8%
Apache Corp. (A)	56,200		2,733,568
Baker Hughes Inc. (A)	53,300		3,164,421
Marathon Petroleum Corp. (A)	62,600		3,188,844
National Oilwell Varco Inc. (A)	44,200		1,545,674
Occidental Petroleum Corp. (A)	31,400		1,932,356
Range Resources Corp. (A)	106,200		2,813,238
			15,378,101
Financials - 6.4%
Bank of America Corp. (A)	76,000		1,773,840
JPMorgan Chase & Co. (A)	24,200		2,105,400
State Street Corp. (A)	19,200		1,610,880
T. Rowe Price Group Inc. (A)	31,100		2,204,679
			7,694,799
Health Care - 12.9%
Agilent Technologies Inc. (A)	16,000		880,800
Baxter International Inc. (A)	62,600		3,485,568
Biogen Inc. * (A)	7,800		2,115,438
Cerner Corp. * (A)	40,200		2,602,950
Express Scripts Holding Co. *	33,700		2,067,158
Gilead Sciences Inc. (A)	41,200		2,824,260
McKesson Corp. (A)	10,500		1,452,045
			15,428,219
Industrials - 5.2%
FedEx Corp. (A)	21,000		3,983,700
United Technologies Corp. (A)	18,500		2,201,315
			6,185,015
Information Technology - 13.6%
Alphabet Inc., Class C * (A)	2,800		2,536,688
Ciena Corp. * (A)	83,900		1,922,149
Intel Corp. (A)	59,900		2,165,385
Microsoft Corp. (A)	35,300		2,416,638
Nuance Communications Inc. *	11,000		196,790
QUALCOMM Inc.	58,800		3,159,912
Visa Inc., Class A (A)	26,100		2,380,842
Xilinx Inc. (A)	24,600		1,552,506
			16,330,910
Materials - 3.7%
Dow Chemical Co./The (A)	20,600		1,293,680
EI du Pont de Nemours & Co. (A)	39,900		3,182,025
			4,475,705
Real Estate - 2.5%
American Tower Corp. (A)	5,500		692,670
Weyerhaeuser Co. (A)	68,700		2,326,869
			3,019,539
Telecommunication Service - 2.3%
T-Mobile U.S. Inc. * (A)	41,800		2,811,886

Utilities - 2.3%
NRG Energy Inc. (A)	163,600		2,764,840

Total Common Stocks
(Cost $95,774,705)			91,337,870

EXCHANGE TRADED FUNDS - 6.8%
PowerShares DB Gold Fund *	59,100	$	a2,400,642
SPDR S&P 500 ETF Trust (A)	10,000		2,380,800
SPDR S&P Oil & Gas Exploration &
Production ETF (A)	47,900		1,674,105
VanEck Vectors Gold Miners ETF	75,600		1,680,588
Total Exchange Traded Funds
(Cost $8,250,756)			8,136,135

SHORT-TERM INVESTMENTS - 19.3%
State Street Institutional U.S.
Government Money Market Fund,
0.68%, Premier Class	23,214,515		23,214,515
Total Short-Term Investments
(Cost $23,214,515)			23,214,515
	Par Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 4.2%
U.S. Treasury Bill (B) (C), 0.731%,
6/29/17	$5,000,000		4,993,715
Total U.S. Government and Agency
Obligations (Cost $4,994,104)			4,993,715

TOTAL INVESTMENTS - 106.4%
(Cost $132,234,080**)			127,682,235
NET OTHER ASSETS AND LIABILITIES - (4.6%)			(5,415,324)
TOTAL CALL & PUT OPTIONS WRITTEN - (1.8%)			(2,209,607)
TOTAL NET ASSETS - 100.0%			$120,057,304

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $132,234,080.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of April 30, 2017, the total amount segregated was $4,993,715.
(C)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - continued

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 2)
Agilent Technologies Inc.	160	May 2017	$50.00	$(80,400)
Alphabet Inc., Class C	8	May 2017	840.00	(54,360)
Alphabet Inc., Class C	20	June 2017	885.00	(64,000)
American Tower Corp.	55	June 2017	115.00	(62,425)
Apache Corp.	225	July 2017	52.50	(26,325)
Baker Hughes Inc.	270	July 2017	60.00	(57,645)
Baker Hughes Inc.	26	July 2017	62.50	(3,016)
Bank of America Corp.	272	May 2017	24.00	(6,392)
Bank of America Corp.	275	July 2017	25.00	(11,962)
Baxter International Inc.	257	May 2017	47.50	(213,310)
Baxter International Inc.	369	May 2017	52.50	(122,324)
Biogen Inc.	78	June 2017	300.00	(9,165)
Cerner Corp.	202	June 2017	57.50	(159,580)
Cerner Corp.	200	June 2017	60.00	(106,000)
Ciena Corp.	280	June 2017	25.00	(16,800)
CVS Health Corp.	150	May 2017	80.00	(52,125)
CVS Health Corp.	88	June 2017	85.00	(11,352)
Diageo PLC	75	July 2017	120.00	(13,688)
Discovery Communications Inc., Class A	338	July 2017	32.50	(10,140)
Discovery Communications Inc., Class C	73	June 2017	30.00	(2,737)
Discovery Communications Inc., Class C	58	September 2017	30.00	(5,945)
Dollar General Corp.	160	May 2017	77.50	(1,600)
Dollar General Corp.	158	August 2017	75.00	(44,635)
Dow Chemical Co./The	206	June 2017	65.00	(12,257)
EI du Pont de Nemours & Co.	105	May 2017	82.50	(2,782)
EI du Pont de Nemours & Co.	294	July 2017	82.50	(42,189)
FedEx Corp.	93	May 2017	200.00	(2,278)
FedEx Corp.	117	July 2017	195.00	(55,575)
General Motors Co.	431	May 2017	36.00	(8,404)
General Motors Co.	335	June 2017	36.00	(14,573)
General Motors Co.	215	June 2017	39.00	(1,397)
General Motors Co.	43	June 2017	40.00	(172)
Gilead Sciences Inc.	202	May 2017	70.00	(22,927)
Gilead Sciences Inc.	210	May 2017	75.00	(4,935)
Intel Corp.	468	May 2017	37.00	(5,148)
Intel Corp.	131	June 2017	37.00	(4,192)
JM Smucker Co./The	100	June 2017	130.00	(17,000)
JPMorgan Chase & Co.	132	June 2017	90.00	(12,012)
JPMorgan Chase & Co.	110	July 2017	90.00	(17,270)
Lowe’s Cos. Inc.	140	June 2017	87.50	(20,230)
Lowe’s Cos. Inc.	140	July 2017	90.00	(16,310)
Marathon Petroleum Corp.	173	May 2017	52.50	(7,352)
Marathon Petroleum Corp.	267	June 2017	52.50	(26,033)
Marathon Petroleum Corp.	186	July 2017	52.50	(30,690)
McKesson Corp.	105	May 2017	160.00	(787)
Microsoft Corp.	174	May 2017	65.00	(61,770)
Microsoft Corp.	98	June 2017	67.50	(16,856)
National Oilwell Varco Inc.	221	May 2017	41.00	(1,326)
Nordstrom Inc.	343	May 2017	45.00	(139,773)
NRG Energy Inc.	255	May 2017	19.00	(2,550)
NRG Energy Inc.	450	June 2017	18.00	(21,375)
NRG Energy Inc.	313	June 2017	19.00	(7,825)
Occidental Petroleum Corp.	156	May 2017	72.50	(234)
Range Resources Corp.	355	May 2017	30.00	(7,100)
SPDR S&P 500 ETF Trust	100	June 2017	240.00	(21,950)
SPDR S&P Oil & Gas Exploration &
Production ETF	45	May 2017	38.00	(427)
SPDR S&P Oil & Gas Exploration &
Production ETF	290	June 2017	38.00	(12,035)
State Street Corp.	41	May 2017	80.00	(18,553)
State Street Corp.	151	May 2017	82.50	(36,014)
T-Mobile U.S. Inc.	418	May 2017	65.00	(144,210)
T. Rowe Price Group Inc.	103	July 2017	70.00	(26,265)
T. Rowe Price Group Inc.	110	July 2017	75.00	(7,150)
United Technologies Corp.	185	May 2017	115.00	(78,163)
Visa Inc., Class A	133	May 2017	90.00	(26,068)
Visa Inc., Class A	128	June 2017	92.50	(17,472)
Weyerhaeuser Co.	230	May 2017	34.00	(14,375)
Weyerhaeuser Co.	260	July 2017	35.00	(20,150)
Xilinx Inc.	125	May 2017	62.50	(18,313)
Xilinx Inc.	121	June 2017	62.50	(25,229)
Total Call Options Written (Premiums received $1,911,824 ))				$(2,185,622)

Put Options Written
Nordstrom Inc.	369	July 2017	40.00	(23,985)
Total Put Options Written (Premiums received $84,893)				(23,985)
Total Options Written, at Value ( Premiums received $1,996,717)				$(2,209,607)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.9%
Consumer Discretionary - 8.5%
Carnival Corp.	42,000	$2,594,340
Home Depot Inc./The	16,000	2,497,600
McDonald’s Corp.	15,000	2,098,950
Omnicom Group Inc.	19,000	1,560,280
		8,751,170
Consumer Staples - 7.7%
JM Smucker Co./The	12,900	1,634,688
Nestle S.A., ADR	28,000	2,155,972
PepsiCo Inc.	16,000	1,812,480
Procter & Gamble Co./The	27,000	2,357,910
		7,961,050
Energy - 7.0%
Chevron Corp.	18,800	2,005,960
Exxon Mobil Corp.	37,000	3,021,050
Schlumberger Ltd.	31,000	2,250,290
		7,277,300
Financials - 16.5%
BB&T Corp.	34,200	1,476,756
Chubb Ltd.	11,500	1,578,375
CME Group Inc.	23,500	2,730,465
Northern Trust Corp.	15,500	1,395,000
PNC Financial Services Group Inc./The	23,700	2,838,075
Travelers Cos. Inc./The	18,500	2,250,710
US Bancorp	68,500	3,512,680
Wells Fargo & Co.	23,500	1,265,240
		17,047,301
Health Care - 13.2%
Amgen Inc.	12,000	1,959,840
Johnson & Johnson	27,000	3,333,690
Medtronic PLC	24,000	1,994,160
Merck & Co. Inc.	35,500	2,212,715
Novartis AG, ADR	21,100	1,625,333
Pfizer Inc.	75,000	2,544,000
		13,669,738
Industrials - 17.5%
3M Co.	11,500	2,252,045
Boeing Co./The	13,500	2,495,205
Caterpillar Inc.	14,500	1,482,770
Emerson Electric Co.	36,000	2,170,080
General Electric Co.	91,000	2,638,090
Union Pacific Corp.	14,500	1,623,420
United Parcel Service Inc., Class B	22,000	2,364,120
United Technologies Corp.	25,500	3,034,245
		18,059,975
Information Technology - 18.0%
Accenture PLC, Class A	16,800	2,037,840
Apple Inc.	11,500	1,651,975
Automatic Data Processing Inc.	11,000	1,149,390
Cisco Systems Inc.	94,000	3,202,580
Microsoft Corp.	51,500	3,525,690
TE Connectivity Ltd.	34,000	2,630,580
Texas Instruments Inc.	33,000	2,612,940
Xilinx Inc.	27,500	1,735,525
		18,546,520
Materials - 3.8%
Monsanto Co.	11,000	1,282,710
Praxair Inc.	21,500	2,687,070
		3,969,780
Telecommunication Service - 2.5%
Verizon Communications Inc.	55,000	2,525,050

Utilities - 3.2%
Duke Energy Corp.	17,000	1,402,500
NextEra Energy Inc.	14,500	1,936,620
		3,339,120
Total Common Stocks
(Cost $87,745,949)		101,147,004

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,072,068	2,072,068
Total Short-Term Investments
(Cost $2,072,068 )		2,072,068

TOTAL INVESTMENTS - 99.9%
(Cost $89,818,017**)		103,219,072
NET OTHER ASSETS AND LIABILITIES - 0.1%		140,086
TOTAL NET ASSETS - 100.0%		$103,359,158

**	Aggregate cost for Federal tax purposes was $89,818,017.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.2%
Consumer Discretionary - 6.2%
General Motors Co.	85,000	$2,944,400
Lowe’s Cos. Inc.	35,000	2,970,800
		5,915,200
Energy - 12.4%
Baker Hughes Inc.	61,000	3,621,570
Marathon Petroleum Corp.	89,000	4,533,660
National Oilwell Varco Inc.	104,500	3,654,365
		11,809,595
Financials - 24.1%
American International Group Inc.	52,000	3,167,320
Bank of America Corp.	189,000	4,411,260
Bank of New York Mellon Corp./The	62,000	2,917,720
Berkshire Hathaway Inc., Class B *	12,600	2,081,646
JPMorgan Chase & Co.	53,000	4,611,000
Nasdaq Inc.	33,500	2,307,145
US Bancorp	68,000	3,487,040
		22,983,131
Health Care - 4.8%
Baxter International Inc.	83,000	4,621,440
Industrials - 14.5%
Caterpillar Inc.	15,000	1,533,900
FedEx Corp.	25,000	4,742,500
General Dynamics Corp.	14,500	2,809,955
Jacobs Engineering Group Inc.	60,000	3,295,200
Republic Services Inc.	24,000	1,511,760
		13,893,315
Information Technology - 10.1%
Cisco Systems Inc.	47,500	1,618,325
Microsoft Corp.	59,000	4,039,140
TE Connectivity Ltd.	51,500	3,984,555
		9,642,020
Materials - 8.9%
Dow Chemical Co./The	76,500	4,804,200
Nucor Corp.	61,000	3,741,130
		8,545,330
Real Estate - 8.0%
Digital Realty Trust Inc.	29,500	3,387,780
Weyerhaeuser Co.	125,000	4,233,750
		7,621,530
Telecommunication Service - 4.8%
T-Mobile U.S. Inc. *	68,500	4,607,995
Utilities - 4.4%
NRG Energy Inc.	248,000	4,191,200
Total Common Stocks
(Cost $78,998,198)		93,830,756

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	1,442,327	1,442,327
Total Short-Term Investments
(Cost $1,442,327)		1,442,327

TOTAL INVESTMENTS - 99.7%
(Cost $80,440,525** )		95,273,083
NET OTHER ASSETS AND LIABILITIES - 0.3%		321,497
TOTAL NET ASSETS - 100.0%		$95,594,580

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $80,440,525.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 91.8%

Consumer Discretionary - 11.3%
CarMax Inc. *	82,915	$4,850,528
Discovery Communications Inc., Class C *	339,577	9,501,364
Dollar General Corp.	140,778	10,235,968
TJX Cos. Inc./The	104,717	8,234,945
		32,822,805
Consumer Staples - 7.2%
Diageo PLC, ADR	108,555	12,747,614
JM Smucker Co./The	65,397	8,287,108
		21,034,722
Financials - 17.4%
Berkshire Hathaway Inc., Class B *	86,548	14,298,595
Brookfield Asset Management Inc.,
Class A	358,578	13,249,457
Markel Corp. *	9,546	9,255,802
US Bancorp	270,895	13,891,495
		50,695,349
Health Care - 15.3%
Danaher Corp.	144,527	12,043,435
Johnson & Johnson	108,752	13,427,610
Novartis AG, ADR	138,610	10,677,128
Varian Medical Systems Inc. *	94,135	8,541,810
		44,689,983
Industrials - 5.5%
Copart Inc. *	239,438	7,398,634
Jacobs Engineering Group Inc.	157,553	8,652,811
		16,051,445
Information Technology - 21.5%
Accenture PLC, Class A	90,795	11,013,434
Alphabet Inc., Class C *	11,886	10,768,241
CDW Corp.	176,479	10,428,144
Oracle Corp.	282,564	12,704,077
TE Connectivity Ltd.	105,503	8,162,767
Visa Inc., Class A	103,949	9,482,228
		62,558,891
Materials - 9.2%
PPG Industries Inc.	115,496	12,686,080
Praxair Inc.	111,660	13,955,267
		26,641,347
Real Estate - 4.4%
American Tower Corp.	101,070	12,728,756
Total Common Stocks
(Cost $202,258,562)		267,223,298

SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S.
Government Money Market Fund, 0.68%,
Premier Class	23,074,706	23,074,706
Total Short-Term Investments
(Cost $23,074,706)		23,074,706

TOTAL INVESTMENTS - 99.7%
(Cost $225,333,268** )		290,298,004
NET OTHER ASSETS AND LIABILITIES - 0.3%		935,474
TOTAL NET ASSETS - 100.0%		$291,233,478

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $225,333,268.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 90.2%

Consumer Discretionary - 23.2%
CarMax Inc. *	188,253	$11,012,801
Dollar General Corp.	107,265	7,799,238
Liberty Broadband Corp., Class C *	170,319	15,526,280
Liberty Global PLC, Series C *	385,594	13,345,408
Lithia Motors Inc., Class A	31,097	2,971,318
Omnicom Group Inc.	147,903	12,145,795
Ross Stores Inc.	192,537	12,514,905
Tiffany & Co.	33,062	3,030,132
		78,345,877
Consumer Staples - 1.2%
Brown-Forman Corp., Class B	87,441	4,137,708

Energy - 1.2%
Oceaneering International Inc.	147,917	3,903,530

Financials - 21.1%
Arch Capital Group Ltd. *	121,244	11,757,031
Brookfield Asset Management Inc.,
Class A	368,778	13,626,347
Brown & Brown Inc.	284,696	12,213,458
Glacier Bancorp Inc.	186,143	6,287,910
Markel Corp. *	16,701	16,193,290
WR Berkley Corp.	164,242	11,165,171
		71,243,207
Health Care - 9.7%
DaVita Inc. *	186,358	12,860,566
Laboratory Corp. of America Holdings *	82,843	11,610,446
Zoetis Inc.	144,715	8,119,959
		32,590,971
Industrials - 16.1%
Copart Inc. *	455,564	14,076,928
Expeditors International of Washington
Inc.	217,987	12,226,891
Fastenal Co.	178,584	7,979,133
IHS Markit Ltd. *	270,021	11,718,911
Wabtec Corp.	97,992	8,220,549
		54,222,412
Information Technology - 6.4%
Amphenol Corp., Class A	109,088	7,888,153
CDW Corp.	233,659	13,806,911
		21,695,064
Materials - 6.8%
Axalta Coating Systems Ltd. *	387,200	12,146,464
Crown Holdings Inc. *	191,302	10,730,129
		22,876,593
Real Estate - 4.5%
American Tower Corp.	60,375	7,603,628
Crown Castle International Corp.	81,382	7,698,737
		15,302,365
Total Common Stocks
(Cost $196,308,142)		304,317,727

SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S.
Government Money Market Fund, 0.68%,
Premier Class	26,582,819	26,582,819
Total Short-Term Investments
(Cost $26,582,819)		26,582,819

TOTAL INVESTMENTS - 98.1%
(Cost $222,890,961**)		330,900,546
NET OTHER ASSETS AND LIABILITIES - 1.9%		6,503,566
TOTAL NET ASSETS - 100.0%		$337,404,112

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $222,890,961.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.3%

Consumer Discretionary - 3.7%
Cato Corp./The, Class A	36,489	$823,192
Fred’s Inc., Class A	93,630	1,378,234
Helen of Troy Ltd. *	7,620	716,280
Stage Stores Inc.	76,290	219,715
TRI Pointe Group Inc. *	70,640	879,468
		4,016,889
Consumer Staples - 4.5%
C&C Group PLC	324,869	1,340,142
Cranswick PLC	55,257	1,919,476
Smart & Final Stores Inc. *	138,600	1,635,480
		4,895,098
Energy - 4.4%
Dorian LPG Ltd. *	68,210	620,029
Era Group Inc. *	38,910	494,546
Resolute Energy Corp. *	21,110	790,569
Scorpio Tankers Inc.	239,250	1,052,700
SEACOR Holdings Inc. *	22,870	1,501,644
Tesco Corp. *	46,905	307,228
		4,766,716
Financials - 19.8%
1st Source Corp.	20,010	966,683
Banc of California Inc.	38,450	834,365
FCB Financial Holdings Inc., Class A *	13,930	658,192
First Busey Corp.	47,357	1,418,342
First Midwest Bancorp Inc.	106,660	2,422,249
Flushing Financial Corp.	47,190	1,391,161
Great Western Bancorp Inc.	46,438	1,913,246
Hancock Holding Co.	52,870	2,469,029
International Bancshares Corp.	69,960	2,616,504
Kemper Corp.	31,210	1,228,113
MB Financial Inc.	48,610	2,066,411
Northwest Bancshares Inc.	127,890	2,064,145
Solar Capital Ltd.	42,625	972,276
State National Cos. Inc.	20,410	299,415
		21,320,131
Health Care - 8.1%
Allscripts Healthcare Solutions Inc. *	144,200	1,726,074
Charles River Laboratories International
Inc. *	14,650	1,314,105
Corvel Corp. *	23,320	1,037,740
Haemonetics Corp. *	42,980	1,800,002
ICU Medical Inc. *	8,860	1,362,668
Natus Medical Inc. *	18,100	633,500
Phibro Animal Health Corp., Class A	27,440	816,340
		8,690,429
Industrials - 32.1%
Aerospace & Defense - 2.1%
Cubic Corp.	44,890	2,329,791

Air Freight & Logistics - 1.1%
Forward Air Corp.	21,680	1,152,726
Building Products - 1.4%
Tyman PLC	364,627	1,558,473
Commercial Services & Supplies - 7.4%
ACCO Brands Corp. *	124,500	1,774,125
Essendant Inc.	65,570	1,095,019
Matthews International Corp., Class A	28,270	1,937,908
SP Plus Corp. *	63,490	2,187,230
Steelcase Inc., Class A	60,110	1,024,876
		8,019,158
Construction & Engineering - 1.2%
Primoris Services Corp.	54,750	1,257,608

Electrical Equipment - 1.9%
Babcock & Wilcox Enterprises Inc. *	56,560	529,967
Thermon Group Holdings Inc. *	75,390	1,545,495
		2,075,462
Machinery - 11.2%
Albany International Corp., Class A	53,220	2,594,475
CIRCOR International Inc.	21,350	1,424,259
ESCO Technologies Inc.	38,860	2,286,911
Luxfer Holdings PLC, ADR	69,941	817,610
Mueller Industries Inc.	84,200	2,697,768
TriMas Corp. *	97,000	2,226,150
		12,047,173
Professional Services - 4.2%
FTI Consulting Inc. *	48,690	1,684,187
Huron Consulting Group Inc. *	27,510	1,224,195
ICF International Inc. *	8,407	371,169
Mistras Group Inc. *	55,340	1,245,150
		4,524,701
Trading Companies & Distributors - 1.6%
GATX Corp.	28,810	1,725,719
		34,690,811
Information Technology - 8.7%
Belden Inc.	40,122	2,796,504
CTS Corp.	48,360	1,068,756
Diebold Nixdorf Inc.	49,520	1,396,464
Forrester Research Inc.	42,020	1,703,911
ScanSource Inc. *	24,420	964,590
WNS Holdings Ltd., ADR *	44,220	1,415,924
		9,346,149
Materials - 7.7%
Deltic Timber Corp.	22,250	1,721,482
Greif Inc., Class A	38,080	2,232,250
Multi Packaging Solutions International
Ltd. *	60,400	1,084,180
Neenah Paper Inc.	10,660	835,211
Sensient Technologies Corp.	29,410	2,405,738
		8,278,861
Real Estate - 5.4%
Corporate Office Properties Trust, REIT	36,620	1,198,939
DiamondRock Hospitality Co., REIT	89,784	988,522
Education Realty Trust Inc., REIT	30,483	1,181,826
Ramco-Gershenson Properties Trust, REIT	91,570	1,220,628
Summit Hotel Properties Inc., REIT	76,710	1,268,016
		5,857,931
Utilities - 1.9%
New Jersey Resources Corp.	21,900	883,665
Spire Inc.	16,880	1,157,124
		2,040,789
Total Common Stocks
(Cost $86,215,638)		103,903,804

SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	3,882,575	3,882,575
Total Short-Term Investments
( Cost $3,882,575 )		3,882,575

TOTAL INVESTMENTS - 99.9%
(Cost $90,098,213** )		107,786,379
NET OTHER ASSETS AND LIABILITIES - 0.1%		151,866
TOTAL NET ASSETS - 100.0%		$107,938,245

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $90,098,213.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 94.2%

Australia - 0.9%
Caltex Australia Ltd.	13,301	$297,499

Belgium - 2.6%
Anheuser-Busch InBev S.A.	5,372	605,068
KBC Group N.V.	3,350	241,866
		846,934
Brazil - 1.1%
BB Seguridade Participacoes S.A.	38,700	364,438

Canada - 4.3%
Canadian National Railway Co.	5,680	410,568
National Bank of Canada	10,000	388,630
Suncor Energy Inc.	18,680	585,422
		1,384,620
Denmark - 1.9%
AP Moeller - Maersk AS, Class B	136	235,223
Carlsberg AS, Class B	3,804	379,662
		614,885
Finland - 1.4%
Sampo Oyj, Class A	9,646	462,220

France - 10.9%
Air Liquide S.A.	4,690	565,035
Cap Gemini S.A.	6,906	691,336
Cie Generale des Etablissements Michelin	4,553	594,902
Valeo S.A.	13,087	940,874
Vinci S.A.	8,945	760,990
		3,553,137
Germany - 2.6%
SAP SE	8,320	834,428

Ireland - 2.3%
James Hardie Industries PLC	20,756	352,339
Ryanair Holdings PLC, ADR *	4,167	383,073
		735,412
Italy - 1.6%
UniCredit SpA *	31,013	504,710

Japan - 16.2%
ABC-Mart Inc.	5,300	294,299
Daiwa House Industry Co. Ltd.	28,550	847,984
Don Quijote Holdings Co. Ltd.	18,400	670,967
Hoshizaki Corp.	2,700	225,010
Isuzu Motors Ltd.	38,400	520,842
KDDI Corp.	15,800	418,900
Makita Corp.	13,000	463,557
Seven & I Holdings Co. Ltd.	7,500	316,887
Sony Corp.	23,300	785,689
Sumitomo Mitsui Financial Group Inc.	13,900	514,228
United Arrows Ltd.	6,700	207,356
		5,265,719
Jersey - 5.0%
Shire PLC	15,689	921,936
Wolseley PLC	11,069	703,065
		1,625,001
Luxembourg - 0.6%
RTL Group S.A.	2,733	211,817

Netherlands - 4.6%
Airbus SE	3,346	270,553
Koninklijke Ahold Delhaize N.V.	16,418	340,156
Koninklijke KPN N.V.	83,785	242,314
Wolters Kluwer N.V.	14,931	634,146
		1,487,169
Norway - 2.4%
Statoil ASA	20,660	340,965
Telenor ASA	26,640	430,658
		771,623
Philippines - 0.1%
Alliance Global Group Inc. (A)	90,300	26,743

Singapore - 1.0%
DBS Group Holdings Ltd.	22,600	313,001

Spain - 0.9%
Red Electrica Corp. S.A.	15,145	295,304

Sweden - 4.8%
Assa Abloy AB, Class B	31,428	680,911
Nordea Bank AB	47,903	589,505
Swedbank AB, Class A	11,986	284,044
		1,554,460
Switzerland - 3.9%
Julius Baer Group Ltd. *	6,214	323,815
Novartis AG	12,327	948,374
		1,272,189
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	18,700	618,409

Turkey - 0.7%
Turkiye Garanti Bankasi AS	85,143	229,880

United Kingdom - 22.5%
Aon PLC	5,460	654,326
BHP Billiton PLC	43,448	661,217
British American Tobacco PLC	14,948	1,009,657
BT Group PLC	72,595	286,541
ConvaTec Group PLC * (B)	30,838	122,660
Diageo PLC	16,565	481,986
Howden Joinery Group PLC	44,359	266,011
Informa PLC	38,691	321,723
Provident Financial PLC	8,281	343,646
Prudential PLC	49,122	1,091,767
RELX PLC	31,457	638,037
Royal Dutch Shell PLC, Class A	30,630	794,431
Unilever PLC	12,481	642,089
		7,314,091
Total Common Stocks
(Cost $23,980,312)		30,583,689

SHORT-TERM INVESTMENTS - 6.3%
United States - 6.3%
State Street Institutional U.S. Government
Money Market Fund, 0.68%, Premier Class	2,050,055	2,050,055
Total Short-Term Investments
(Cost $2,050,055)		2,050,055

TOTAL INVESTMENTS - 100.5%
(Cost $26,030,367** )		32,633,744
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(161,195)
TOTAL NET ASSETS - 100.0%		$32,472,549

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $26,030,367.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Statements of Assets and Liabilities as of April 30, 2017 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund	Corporate Bond Fund
Assets:
Investments in securities, at cost:
Unaffiliated issuers	$42,430,642	$82,471,226	$34,146,069	$15,641,088	$20,996,532	$24,312,132	$99,219,744	$204,013,318	$20,848,460
Affiliated issuers[1]	28,343,351	50,739,488	21,509,978	–	–	–	–	–	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	1,570,266	6,529,556	4,033,467	–	588,828	1,049,671	299,865	3,419,467	557,851
Affiliated issuers[1]	717,979	4,606,952	2,656,409	–	–	–	–	–	–
Total investments, at value	73,062,238	144,347,222	62,345,923	15,641,088	21,585,360	25,361,803	99,519,609	207,432,785	21,406,311
Cash	–	–	–	500,000	176,051	154,745	–	873,639	–
Foreign currency (cost of $44 and $5,157) (Note 2)	–	–	–	–	–	–	–	–	–
Receivables:
Investments sold	164,409	645,313	273,150	–	–	–	–	410,187	–
Fund shares sold	31,970	18,021	10,084	1,926	3,200	3	243,427	127,566	18
Dividends and interest	44,493	43,026	10,923	39,032	263,595	296,037	765,666	1,783,892	206,610
Due from Adviser	–	–	–	138	–	–	–	–	–
Other assets	–	–	–	–	–	–	–	–	–
Total assets	73,303,110	145,053,582	62,640,080	16,182,184	22,028,206	25,812,588	100,528,702	210,628,069	21,612,939
Liabilities:
Payables:
Investments purchased	495,946	1,038,764	102,409	–	–	–	–	212,833	–
Fund shares repurchased	3,196	17,701	496	63,867	159	63,464	123,104	12,309	234
Advisory agreement fees	11,860	23,422	10,133	5,405	9,047	8,489	24,716	86,931	7,339
Service agreement fees	14,825	29,278	12,663	2,334	6,333	7,428	15,653	25,888	4,587
Distribution fees - Class B	5,351	14,941	6,369	154	–	–	–	1,431	–
Distribution fees - Class C	12,318	5,542	1,340	–	–	–	–	–	–
Shareholder service fees	14,814	29,255	12,639	–	–	–	–	7,473	–
Dividends	–	–	–	12	935	5,362	–	259,106	48,110
Options written, at value (premium received $17,819 and $1,996,717)
(Note 6)	–	–	–	–	–	–	–	8,594	–
Total liabilities	558,310	1,158,903	146,049	71,772	16,474	84,743	163,473	614,565	60,270
Net Assets	$72,744,800	$143,894,679	$62,494,031	$16,110,412	$22,011,732	$25,727,845	$100,365,229	$210,013,504	$21,552,669
Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$69,583,295	$130,451,508	$54,513,085	$16,110,597	$21,435,608	$24,659,964	$99,891,226	$206,605,069	$20,962,195
Accumulated undistributed net investment income (loss)	(223,345)	(211,870)	(153,636)	145	4,524	5,987	122,920	(171,982)	6,313
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	1,096,604	2,518,533	1,444,706	(330)	(17,228)	12,223	51,218	151,725	26,310
Net unrealized appreciation (depreciation) of investments (including
appreciation (depreciation) of foreign currency related transactions)	2,288,246	11,136,508	6,689,876	–	588,828	1,049,671	299,865	3,428,692	557,851
Net Assets	$72,744,800	$143,894,679	$62,494,031	$16,110,412	$22,011,732	$25,727,845	$100,365,229	$210,013,504	$21,552,669
Class A Shares:
Net Assets	$43,991,891	$110,418,813	$49,785,732	$15,889,508				$34,334,882
Shares of beneficial interest outstanding	4,152,124	9,619,774	4,229,182	15,889,665				3,433,749
Net Asset Value and redemption price per share	$10.60	$11.48	$11.77	$1.00				$10.00
Sales charge of offering price[2]	0.65	0.70	0.72	–				0.47
Maximum offering price per share	$11.25	$12.18	$ 12.49	$1.00				$10.47
Class B Shares:
Net Assets	$8,691,998	$24,323,540	$10,475,597	220,904				$2,304,334
Shares of beneficial interest outstanding	814,415	2,135,358	912,780	220,910				230,331
Net Asset Value and redemption price per share[3]	$10.67	$11.39	$11.48	$1.00				$10.00
Class C Shares:
Net Assets	$20,060,911	$9,152,326	$2,232,702
Shares of beneficial interest outstanding	1,878,437	802,879	194,379
Net Asset Value and redemption price per share[3]	$10.68	$11.40	$11.49
Class Y Shares:
Net Assets					$22,011,732	$25,727,845	$100,365,229	$171,593,626	$21,552,669
Shares of beneficial interest outstanding					1,920,176	2,376,557	9,167,765	17,218,807	1,874,077
Net Asset Value and redemption price per share[3]					$11.46	$10.83	$10.95	$9.97	$11.50
Class R6 Shares:
Net Assets								$1,780,662
Shares of beneficial interest outstanding								177,869
Net Asset Value and redemption price per share[3]								$10.01

[1]	See Note 12 for information on affiliated issuers.
[2]	Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.
28

Madison Funds | April 30, 2017

Statements of Assets and Liabilities as of April 30, 2017 (unaudited)

High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$22,136,055	$133,238,269	$132,234,080	$89,818,017	$80,440,525	$225,333,268	$222,890,961	$90,098,213	$26,030,367
–	–	–	–	–	–	–	–	–

732,370	25,480,395	(4,551,845)	13,401,055	14,832,558	64,964,736	108,009,585	17,688,166	6,603,377
–	–	–	–	–	–	–	–	–
22,868,425	158,718,664	127,682,235	103,219,072	95,273,083	290,298,004	330,900,546	107,786,379	32,633,744
–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	44	5,174

398,979	512,734	29,144	–	744,213	3,712,224	13,239,097	258,390	268,846
21,418	66,676	314,992	53,067	8,126	110,826	346,559	37,381	5,643
308,358	665,630	32,958	166,236	117,014	197,159	65,176	70,788	218,105
–	–	–	12,658	–	–	–	–	–
–	2,288	4,884	1,934	3,845	45,270	7,696	–	–
23,597,180	159,965,992	128,064,213	103,452,967	96,146,281	294,363,483	344,559,074	108,152,982	33,131,512

100,000	54,485	5,648,216	–	–	2,469,835	5,805,426	91,366	356,429
23,987	85,346	36,435	985	462,585	421,196	1,057,435	11,689	262,582
10,635	84,821	82,875	63,289	43,876	177,732	207,796	88,418	27,321
3,867	26,099	14,369	29,535	28,719	46,408	70,230	22,104	7,806
979	8,053	–	–	2,226	–	1,703	277	713
–	8,762	8,632	–	–	–	–	–	–
4,634	35,957	6,775	–	14,295	14,834	12,372	883	4,112
2,780	1,511	–	–	–	–	–	–	–

–	–	2,209,607	–	–	–	–	–	–
146,882	305,034	8,006,909	93,809	551,701	3,130,005	7,154,962	214,737	658,963
$23,450,298	$159,660,958	$120,057,304	$103,359,158	$95,594,580	$291,233,478	$337,404,112	$107,938,245	$32,472,549

$24,254,828	$132,927,088	$126,618,785	$87,941,957	$75,764,431	$216,966,775	$225,521,361	$84,413,921	$29,605,959
10,660	(64,878)	(1,644,584)	127,149	275,083	509,291	(947,057)	726,346	178,356

(1,547,560)	1,318,353	(152,162)	1,888,997	4,722,508	8,792,676	4,820,223	5,109,510	(3,909,006)

732,370	25,480,395	(4,764,735)	13,401,055	14,832,558	64,964,736	108,009,585	17,688,468	6,597,240
$23,450,298	$159,660,958	$120,057,304	$103,359,158	$95,594,580	$291,233,478	$337,404,112	$107,938,245	$32,472,549

$21,117,184	$132,325,155	$18,804,034		$66,708,892	$73,437,689	$57,842,433	$3,896,645	$19,297,367
3,437,723	8,731,354	2,082,532		4,577,271	3,455,627	6,508,428	234,532	1,504,837
$6.14	$15.16	$9.03		$14.57	$21.25	$8.89	$16.61	$12.82
0.29	0.92	0.55		0.89	1.30	0.54	1.01	0.78
$6.43	$16.08	$9.58		$15.46	$22.55	$9.43	$17.62	$13.60

$1,597,849	$13,034,196			$3,587,988		$2,755,451	$455,650	$1,173,294
253,035	854,642			252,114		372,162	29,191	93,630
$6.31	$15.25			$14.23		$7.40	$15.61	$12.53

	$14,301,607	$14,091,254
	938,173	1,627,196
	$15.24	$8.66

$735,265		$84,774,759	$103,359,158	$25,297,700	$211,098,305	$265,738,038	$103,585,950	$12,001,888
121,749		9,215,255	4,276,632	1,736,806	9,916,657	28,776,128	6,217,473	934,950
$6.04		$9.20	$24.17	$14.57	$21.29	$9.23	$16.66	$12.84

		$2,387,257			$6,697,484	$11,068,190
		257,789			312,972	1,178,584
		$9.26			$21.40	$9.39

See accompanying Notes to Financial Statements.
29

Madison Funds | April 30, 2017

Statements of Operations for the Six-Months Ended April 30, 2017 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund
Investment Income:
Interest	$3,347	$5,783	$3,438	$43,545	$323,453	$404,114	$894,954	$3,108,698
Dividends
Unaffiliated issuers	414,148	814,777	332,836	–	–	–	–	–
Affiliated issuers[1]	306,397	469,224	168,414	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–	–
Total investment income	723,892	1,289,784	504,688	43,545	323,453	404,114	894,954	3,108,698
Expenses:[2]
Advisory agreement fees	71,729	139,983	60,411	35,330	54,292	52,052	152,234	529,201
Services agreement fees	89,661	174,979	75,514	13,249	38,004	45,546	96,415	157,577
Distribution fees - Class B	33,268	92,854	39,950	1,200	–	–	–	9,069
Distribution fees - Class C	74,100	33,889	8,596	–	–	–	–	–
Shareholder servicing fees - Class A	53,858	132,674	59,321	–	–	–	–	41,912
Shareholder servicing fees - Class B	11,075	30,947	13,282	–	–	–	–	3,022
Shareholder servicing fees - Class C	24,696	11,297	2,865	–	–	–	–	–
Other expenses	1,262	2,439	1,039	335	379	457	1,825	3,715
Total expenses before reimbursement/waiver	359,649	619,062	260,978	50,114	92,675	98,055	250,474	744,496
Less reimbursement/waiver[3]	–	–	–	(8,163)	–	–	–	–
Total expenses net of reimbursement/waiver	359,649	619,062	260,978	41,951	92,675	98,055	250,474	744,496
Net Investment Income (Loss)	364,243	670,722	243,710	1,594	230,778	306,059	644,480	2,364,202
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	1,353
Unaffiliated issuers	951,535	1,633,134	971,373	(162)	(17,228)	12,254	51,232	150,555
Affiliated issuers[1]	8,562	91,233	49,823	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	23,295	11,614	–	–	–	–	–	–
Affiliated issuers[1]	342,627	1,367,824	670,415	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	9,225
Unaffiliated issuers	665,154	4,123,381	2,654,919	–	(335,393)	(513,476)	(1,016,579)	(3,175,192)
Affiliated issuers[1]	278,437	1,765,116	1,101,805	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Option
Transactions	2,269,610	8,992,302	5,448,335	(162)	(352,621)	(501,222)	(965,347)	(3,014,059)
Net Increase (Decrease) in Net Assets from Operations	$2,633,853	$9,663,024	$5,692,045	$1,432	$(121,843)	$(195,163)	$(320,867)	$(649,857)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 3 for information on expenses.
[3]	See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.
30

Madison Funds | April 30, 2017

Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$412,151	$675,118	$897,954	$42,610	$5,981	$4,114	$44,232	$58,232	$11,073	$2,337

–	8,812	1,381,763	714,715	1,560,444	994,830	2,071,784	1,284,581	1,500,495	464,567
–	–	–	–	–	–	–	–	–	–
–	–	(15,140)	–	(16,827)	–	(69,321)	(14,290)	–	(49,752)
412,151	683,930	2,264,577	757,325	1,549,598	998,944	2,046,695	1,328,523	1,511,568	417,152

45,989	64,581	510,308	477,414	390,382	284,067	1,072,776	1,223,250	534,457	162,944
28,743	23,484	157,018	82,262	182,178	185,934	280,285	413,231	133,614	46,556
–	6,072	49,699	–	–	13,937	–	10,874	1,705	4,466
–	–	52,073	51,981	–	–	–	–	–	–
–	26,226	162,144	23,617	–	81,989	87,919	69,685	4,614	22,781
–	2,024	16,524	–	–	4,632	–	3,625	568	1,489
–	–	17,354	17,327	–	–	–	–	–	–
407	418	2,743	1,913	1,823	1,871	5,011	5,669	1,866	559
75,139	122,805	967,863	654,514	574,383	572,430	1,445,991	1,726,334	676,824	238,795
–	–	–	–	(78,076)	–	–	–	–	–
75,139	122,805	967,863	654,514	496,307	572,430	1,445,991	1,726,334	676,824	238,795
337,012	561,125	1,296,714	102,811	1,053,291	426,514	600,704	(397,811)	834,744	178,357

–	–	–	3,458,819	–	–	–	–	–	–
26,329	198,727	1,491,294	782,131	1,943,980	4,963,272	9,343,404	4,984,707	5,287,036	(708,042)
–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–

–	–	–	(528,253)	–	–	–	–	–	–
(333,840)	236,432	6,631,228	1,246,729	8,369,113	3,955,478	22,758,084	30,408,287	10,650,791	2,832,569
–	–	–	–	–	–	–	–	–	–

(307,511)	435,159	8,122,522	4,959,426	10,313,093	8,918,750	32,101,488	35,392,994	15,937,827	2,124,527
$29,501	$996,284	$9,419,236	$5,062,237	$11,366,384	$9,345,264	$32,702,192	$34,995,183	$16,772,571	$2,302,884

See accompanying Notes to Financial Statements.
31

Madison Funds | April 30, 2017

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Government Money Market Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Net Assets at beginning of period	$73,151,961	$75,796,970	$138,815,574	$145,999,790	$58,816,082	$61,816,629	$18,894,157	$19,309,804
Increase (decrease) in net assets from operations:
Net investment income	364,243	763,576	670,722	1,392,864	243,710	558,905	1,594	–
Net realized gain (loss)	1,326,019	1,363,827	3,103,805	4,963,243	1,691,611	2,040,839	(162)	(146)
Net change in unrealized appreciation (depreciation)	943,591	(136,899)	5,888,497	(2,595,597)	3,756,724	(1,128,528)	–	–
Net increase (decrease) in net assets from operations	2,633,853	1,990,504	9,663,024	3,760,510	5,692,045	1,471,216	1,432	(146)
Distributions to shareholders from:
Net investment income
Class A	(467,208)	(672,254)	(1,426,923)	(1,100,928)	(518,656)	(402,397)	(1,449)	–
Class B	(52,730)	(70,918)	(153,399)	(158,540)	(61,878)	(87,614)	–	–
Class C	(116,395)	(145,655)	(56,550)	(52,784)	(14,374)	(17,856)	–	–
Net realized gains
Class A	(615,779)	(1,385,777)	(2,986,528)	(5,707,228)	(1,202,389)	(3,649,031)	–	–
Class B	(129,617)	(298,666)	(719,238)	(1,567,987)	(283,061)	(971,280)	–	–
Class C	(280,281)	(588,819)	(265,144)	(522,047)	(65,754)	(197,949)	–	–
Total distributions	(1,662,010)	(3,162,089)	(5,607,782)	(9,109,514)	(2,146,112)	(5,326,127)	(1,449)	–
Capital Stock transactions:
Class A Shares
Shares sold	4,279,941	5,089,665	6,389,027	10,903,837	2,962,907	5,215,326	2,172,622	6,602,254
Issued to shareholders in reinvestment of distributions	1,082,283	2,056,145	4,407,214	6,801,086	1,720,242	4,049,878	1,405	–
Shares redeemed	(5,684,082)	(8,694,132)	(7,667,671)	(16,675,755)	(2,997,014)	(7,965,069)	(4,579,939)	(7,382,598)
Net increase (decrease) from capital stock transactions	(321,858)	(1,548,322)	3,128,570	1,029,168	1,686,135	1,300,135	(2,405,912)	(780,344)
Class B Shares
Shares sold	279,683	1,304,974	666,285	2,696,102	246,108	1,166,372	185,292	631,365
Issued to shareholders in reinvestment of distributions	182,340	369,472	871,907	1,724,768	344,880	1,055,906	–	–
Shares redeemed	(1,067,683)	(2,416,986)	(3,415,917)	(7,260,686)	(1,833,878)	(2,652,891)	(563,108)	(266,522)
Net increase (decrease) from capital stock transactions	(605,660)	(742,540)	(1,877,725)	(2,839,816)	(1,242,890)	(430,613)	(377,816)	364,843
Class C Shares
Shares sold	770,267	2,509,046	580,592	816,117	178,268	118,452
Issued to shareholders in reinvestment of distributions	396,676	734,474	321,694	574,652	72,103	215,805
Shares redeemed	(1,618,429)	(2,426,082)	(1,129,268)	(1,415,333)	(561,600)	(349,415)
Net increase (decrease) from capital stock transactions	(451,486)	817,438	(226,982)	(24,564)	(311,229)	(15,158)
Total net increase (decrease) from capital stock transactions	(1,379,004)	(1,473,424)	1,023,863	(1,835,212)	132,016	854,364	(2,783,728)	(415,501)
Total increase (decrease) in net assets	(407,161)	(2,645,009)	5,079,105	(7,184,216)	3,677,949	(3,000,547)	(2,783,745)	(415,647)
Net Assets at end of period	$72,744,800	$73,151,961	$143,894,679	$138,815,574	$62,494,031	$58,816,082	$16,110,412	$18,894,157
Undistributed net investment income (loss) included in net assets	$(223,345)	$48,745	$(211,870)	$754,270	$(153,636)	$197,562	$145	$–
Capital Share transactions:
Class A Shares
Shares sold	408,681	491,452	568,654	990,487	260,490	473,774	2,172,622	6,602,254
Issued to shareholders in reinvestment of distributions.	105,086	201,467	403,961	636,210	155,537	380,628	1,405	–
Shares redeemed	(544,053)	(841,621)	(681,655)	(1,508,056)	(262,000)	(723,719)	(4,579,939)	(7,382,599)
Net increase (decrease) in shares outstanding	(30,286)	(148,702)	290,960	118,641	154,027	130,683	(2,405,912)	(780,345)
Class B Shares
Shares sold	26,681	126,839	59,967	248,262	22,382	107,735	185,293	631,365
Issued to shareholders in reinvestment of distributions	17,571	36,060	80,360	162,102	31,904	101,238	–	–
Shares redeemed	(101,657)	(232,767)	(306,607)	(664,147)	(165,278)	(247,771)	(563,108)	(266,522)
Net increase (decrease) in shares outstanding	(57,405)	(69,868)	(166,280)	(253,783)	(110,992)	(38,798)	(377,815)	364,843
Class C Shares
Shares sold	73,224	241,008	52,071	74,585	15,853	11,172
Issued to shareholders in reinvestment of distributions	38,222	71,673	29,622	53,958	6,664	20,671
Shares redeemed	(153,741)	(233,566)	(101,532)	(130,202)	(50,556)	(32,375)
Net increase (decrease) in shares outstanding	(42,295)	79,115	(19,839)	(1,659)	(28,039)	(532)

See accompanying Notes to Financial Statements.
32

Madison Funds | April 30, 2017

Statements of Changes in Net Assets

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Net Assets at beginning of period	$22,350,143	$22,659,372	$27,332,854	$27,744,109	$105,806,832	$102,551,509	$216,822,576	$223,858,567
Increase (decrease) in net assets from operations:
Net investment income	230,778	479,572	306,059	634,820	644,480	1,172,898	2,364,202	4,874,355
Net realized gain (loss)	(17,228)	36,276	12,254	181,114	51,232	124,354	151,908	1,588,631
Net change in unrealized appreciation (depreciation)	(335,393)	152,467	(513,476)	211,121	(1,016,579)	359,047	(3,165,967)	3,039,357
Net increase (decrease) in net assets from operations	(121,843)	668,315	(195,163)	1,027,055	(320,867)	1,656,299	(649,857)	9,502,343
Distributions to shareholders from:
Net investment income
Class A	–	–	–	–	–	–	(369,098)	(739,467)
Class B	–	–	–	–	–	–	(17,410)	(39,742)
Class Y	(228,220)	(481,306)	(302,716)	(636,648)	(633,196)	(1,157,858)	(2,151,190)	(4,543,120)
Class R6	–	–	–	–	–	–	(22,345)	(44,763)
Net realized gains
Class A	–	–	–	–	–	–	(175,602)	(271,770)
Class B	–	–	–	–	–	–	(13,156)	(23,795)
Class Y	(36,276)	(69,797)	(181,117)	(162,274)	(124,222)	(346,318)	(917,720)	(1,544,568)
Class R6	–	–	–	–	–	–	(9,658)	(14,467)
Total distributions	(264,496)	(551,103)	(483,833)	(798,922)	(757,418)	(1,504,176)	(3,676,179)	(7,221,692)
Capital Stock transactions:
Class A Shares
Shares sold							2,352,424	5,672,094
Issued to shareholders in reinvestment of distributions							542,199	1,005,724
Shares redeemed							(2,203,070)	(5,542,231)
Net increase from capital stock transactions							691,553	1,135,587
Class B Shares
Shares sold							80,846	107,880
Issued to shareholders in reinvestment of distributions							30,566	63,538
Shares redeemed							(330,381)	(554,763)
Net decrease from capital stock transactions							(218,969)	(383,345)
Class Y Shares
Shares sold	271,974	536,972	277,689	983,897	11,892,910	34,317,491	4,307,641	3,925,508
Issued to shareholders in reinvestment of distributions	257,140	535,004	437,164	716,733	714,227	1,386,389	725,828	1,462,479
Shares redeemed	(481,186)	(1,498,417)	(1,640,866)	(2,340,018)	(16,970,455)	(32,600,680)	(7,929,931)	(15,618,847)
Net increase (decrease) from capital stock transactions	47,928	(426,441)	(926,013)	(639,388)	(4,363,318)	3,103,200	(2,896,462)	(10,230,860)
Class R6 Shares
Shares sold							108,963	387,488
Issued to shareholders in reinvestment of distributions							32,003	59,231
Shares redeemed							(200,124)	(284,743)
Net increase (decrease) from capital stock transactions							(59,158)	161,976
Total net increase (decrease) from capital stock transactions	47,928	(426,441)	(926,013)	(639,388)	(4,363,318)	3,103,200	(2,483,036)	(9,316,642)
Total increase (decrease) in net assets	(338,411)	(309,229)	(1,605,009)	(411,255)	(5,441,603)	3,255,323	(6,809,072)	(7,035,991)
Net Assets at end of period	$22,011,732	$22,350,143	$25,727,845	$27,332,854	$100,365,229	$105,806,832	$210,013,504	$216,822,576
Undistributed net investment income (loss) included in net assets	$4,524	$1,966	$5,987	$2,644	$122,920	$111,636	$(171,982)	$23,859
Capital Share transactions:
Class A Shares
Shares sold							235,573	559,373
Issued to shareholders in reinvestment of distributions							54,593	99,789
Shares redeemed							(220,973)	(545,982)
Net increase in shares outstanding							69,193	113,180
Class B Shares
Shares sold							8,045	10,600
Issued to shareholders in reinvestment of distributions							3,078	6,318
Shares redeemed							(33,100)	(54,634)
Net decrease in shares outstanding							(21,977)	(37,716)
Class Y Shares
Shares sold	23,724	45,709	25,807	87,841	1,089,288	3,101,143	433,941	387,789
Issued to shareholders in reinvestment of distributions	22,611	45,640	40,800	64,336	65,686	125,606	73,306	145,618
Shares redeemed	(42,134)	(127,611)	(151,695)	(209,526)	(1,554,501)	(2,946,328)	(796,970)	(1,544,225)
Net increase (decrease) in shares outstanding	4,201	(36,262)	(85,088)	(57,349)	(399,527)	280,421	(289,723)	(1,010,818)
Class R6 Shares
Shares sold							10,921	38,493
Issued to shareholders in reinvestment of distributions							3,219	5,875
Shares redeemed							(20,074)	(28,318)
Net increase (decrease) in shares outstanding							(5,934)	16,050

See accompanying Notes to Financial Statements.
33

Madison Funds | April 30, 2017

Statements of Changes in Net Assets

	Corporate Bond Fund		High Income Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Net Assets at beginning of period	$23,845,523	$23,545,115	$23,766,340	$25,503,956	$154,998,713	$147,233,643	$106,122,961	$89,071,393
Increase (decrease) in net assets from operations:
Net investment income	337,012	670,481	561,125	1,168,704	1,296,714	2,313,564	102,811	239,728
Net realized gain (loss)	26,329	87,743	198,727	(1,432,655)	1,491,294	5,660,656	4,240,950	1,329,854
Net change in unrealized appreciation (depreciation)	(333,840)	708,932	236,432	1,774,630	6,631,228	(414,885)	718,476	2,302,123
Net increase in net assets from operations	29,501	1,467,156	996,284	1,510,679	9,419,236	7,559,335	5,062,237	3,871,705
Distributions to shareholders from:
Net investment income
Class A	–	–	(497,425)	(1,066,848)	(1,213,589)	(2,169,597)	(278,045)	(774,944)
Class B	–	–	(30,930)	(65,575)	(73,770)	(134,801)	–	–
Class C	–	–	–	–	(77,302)	(129,487)	(208,755)	(542,263)
Class Y	(333,581)	(672,447)	(27,026)	(40,857)	–	–	(1,223,548)	(2,810,240)
Class R6	–	–	–	–	–	–	(37,047)	(131,637)
Net realized gains
Class A	–	–	–	–	(4,582,973)	(2,746,768)	(428,064)	(289,318)
Class B	–	–	–	–	(466,919)	(303,965)	–	–
Class C	–	–	–	–	(487,580)	(286,956)	(321,419)	(178,928)
Class Y	(87,745)	(77,757)	–	–	–	–	(1,634,708)	(1,036,903)
Class R6	–	–	–	–	–	–	(76,472)	(50,094)
Total distributions	(421,326)	(750,204)	(555,381)	(1,173,280)	(6,902,133)	(5,771,574)	(4,208,058)	(5,814,327)
Capital Stock transactions:
Class A Shares
Shares sold			739,865	987,103	6,804,227	17,024,600	4,086,709	5,213,975
Issued to shareholders in reinvestment of distributions			483,900	1,038,328	5,761,823	4,880,118	680,077	1,031,927
Shares redeemed			(1,901,263)	(4,074,755)	(10,529,817)	(16,208,159)	(4,380,475)	(3,700,248)
Net increase (decrease) from capital stock transactions			(677,498)	(2,049,324)	2,036,233	5,696,559	386,311	2,545,654
Class B Shares
Shares sold			4,867	94,802	517,077	1,489,442
Issued to shareholders in reinvestment of distributions			27,570	57,051	540,689	438,764
Shares redeemed			(117,512)	(213,252)	(1,530,739)	(2,233,370)
Net decrease from capital stock transactions			(85,075)	(61,399)	(472,973)	(305,164)
Class C Shares
Shares sold					910,826	2,021,672	1,393,127	5,551,503
Issued to shareholders in reinvestment of distributions					564,882	416,443	409,056	549,417
Shares redeemed					(893,826)	(1,852,201)	(1,286,671)	(1,596,838)
Net increase from capital stock transactions					581,882	585,914	515,512	4,504,082
Class Y Shares
Shares sold	117,688	183,681	1,499,428	1,892,024			24,818,950	25,903,265
Issued to shareholders in reinvestment of distributions	20,977	32,936	27,026	40,749			2,818,200	3,764,499
Shares redeemed	(2,039,694)	(633,161)	(1,520,826)	(1,897,065)			(14,697,657)	(18,060,929)
Net increase (decrease) from capital stock transactions	(1,901,029)	(416,544)	5,628	35,708			12,939,493	11,606,835
Class R6 Shares
Shares sold							332,180	719,403
Issued to shareholders in reinvestment of distributions							113,518	181,731
Shares redeemed							(1,206,850)	(563,515)
Net increase (decrease) from capital stock transactions							(761,152)	337,619
Total net increase (decrease) from capital stock transactions	(1,901,029)	(416,544)	(756,945)	(2,075,015)	2,145,142	5,977,309	13,080,164	18,994,190
Total increase (decrease) in net assets	(2,292,854)	300,408	(316,042)	(1,737,616)	4,662,245	7,765,070	13,934,343	17,051,568
Net Assets at end of period	$21,552,669	$23,845,523	$23,450,298	$23,766,340	$159,660,958	$154,998,713	$120,057,304	$106,122,961
Undistributed net investment income (loss) included in net assets	$6,313	$2,882	$10,660	$4,916	$(64,878)	$3,069	$(1,644,584)	$–
Capital Share transactions:
Class A Shares
Shares sold			121,415	170,049	453,005	1,149,706	449,453	581,978
Issued to shareholders in reinvestment of distributions			79,613	178,480	388,100	335,770	75,351	115,406
Shares redeemed			(312,706)	(704,267)	(701,981)	(1,100,532)	(481,495)	(413,649)
Net increase (decrease) in shares outstanding			(111,678)	(355,738)	139,124	384,944	43,309	283,735
Class B Shares
Shares sold			788	15,627	34,183	100,171
Issued to shareholders in reinvestment of distributions			4,412	9,548	36,231	30,137
Shares redeemed			(18,767)	(35,765)	(101,245)	(151,055)
Net increase decrease in shares outstanding			(13,567)	(10,590)	(30,831)	(20,747)
Class C Shares
Shares sold					60,185	135,512	159,818	642,363
Issued to shareholders in reinvestment of distributions					37,854	28,605	47,144	63,469
Shares redeemed					(59,379)	(125,613)	(146,968)	(183,825)
Net increase in shares outstanding					38,660	38,504	59,994	522,007
Class Y Shares
Shares sold	10,317	15,894	252,274	331,236			2,680,168	2,840,804
Issued to shareholders in reinvestment of distributions	1,843	2,872	4,525	7,124			306,652	414,352
Shares redeemed	(177,539)	(55,577)	(254,949)	(331,721)			(1,594,147)	(2,002,851)
Net increase (decrease) in shares outstanding	(165,379)	(36,811)	1,850	6,639			1,392,673	1,252,305
Class R6 Shares
Shares sold							35,464	77,492
Issued to shareholders in reinvestment of distributions							12,279	19,912
Shares redeemed							(129,537)	(61,441)
Net increase (decrease) in shares outstanding							(81,794)	35,963

See accompanying Notes to Financial Statements.
34

Madison Funds | April 30, 2017

Statements of Changes in Net Assets

	Dividend Income Fund		Large Cap Value Fund		Investors Fund		Mid Cap Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Net Assets at beginning of period	$102,401,892	$20,924,558	$103,063,978	$177,208,386	$278,638,527	$118,284,204	$306,413,976	$265,880,184
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,053,291	1,083,945	426,514	1,564,854	600,704	571,085	(397,811)	(588,643)
Net realized gain	1,943,980	2,369,983	4,963,272	13,539,337	9,343,404	8,295,419	4,984,707	14,740,332
Net change in unrealized appreciation (depreciation)	8,369,113	1,225,487	3,955,478	(6,493,824)	22,758,084	22,660,122 [1]	30,408,287	(3,041,950)
Net increase in net assets from operations	11,366,384	4,679,415	9,345,264	8,610,367	32,702,192	31,526,626	34,995,183	11,109,739
Distributions to shareholders from:
Net investment income
Class A	–	–	(733,413)	(385,702)	(2,015)	(12,985)	(2,531)	–
Class B	–	–	(13,655)	(4,614)	–	–	–	–
Class Y	(985,277)	(1,027,860)	(514,776)	(924,359)	(472,406)	(866,821)	–	–
Class R6	–	–	–	–	(25,360)	(66,629)	–	–
Net realized gains
Class A	–	–	(8,381,367)	(7,048,086)	(2,071,812)	(290,582)	(2,386,234)	(3,119,742)
Class B	–	–	(501,914)	(458,770)	–	–	(154,728)	(229,780)
Class Y	(2,424,186)	(838,307)	(4,807,334)	(11,989,841)	(6,262,644)	(13,633,242)	(10,575,693)	(11,027,407)
Class R6	–	–	–	–	(185,942)	(863,240)	(460,898)	(549,126)
Total distributions	(3,409,463)	(1,866,167)	(14,952,459)	(20,811,372)	(9,020,179)	(15,733,499)	(13,580,084)	(14,926,055)
Capital Stock transactions:
Class A Shares
Shares sold			2,598,964	3,290,087	2,073,779	2,526,425	3,247,514	3,607,742
Issued in merger			–	–	–	60,299,634	–	–
Issued to shareholders in reinvestment of distributions			9,072,418	7,418,601	2,069,040	303,567	2,384,050	3,116,694
Shares redeemed			(4,345,745)	(8,388,132)	(4,075,597)	(5,685,925)	(3,761,628)	(6,750,425)
Net increase (decrease) from capital stock transactions			7,325,637	2,320,556	67,222	57,443,701	1,869,936	(25,989)
Class B Shares
Shares sold			237,495	352,221			153,307	265,455
Issued to shareholders in reinvestment of distributions			515,569	463,383			154,728	229,779
Shares redeemed			(545,539)	(1,098,195)			(529,972)	(898,341)
Net increase (decrease) from capital stock transactions			207,525	(282,591)			(221,937)	(403,107)
Class Y Shares
Shares sold	3,746,309	81,433,767	721,790	9,682,939	14,191,453	50,116,980	30,660,475	79,449,133
Issued in merger	–	–	–	–	–	56,267,155	–	–
Issued to shareholders in reinvestment of distributions	3,376,614	1,819,290	5,312,641	12,900,310	6,666,022	14,292,493	9,085,089	9,641,548
Shares redeemed	(14,122,578)	(4,588,971)	(15,429,796)	(86,564,617)	(31,982,854)	(33,640,135)	(33,298,545)	(43,419,292)
Net increase (decrease) from capital stock transactions	(6,999,655)	78,664,086	(9,395,365)	(63,981,368)	(11,125,379)	87,036,493	6,447,019	45,671,389
Class R6 Shares
Shares sold					161,026	799,964	2,249,117	683,855
Issued to shareholders in reinvestment of distributions					211,302	929,869	460,898	549,126
Shares redeemed					(401,233)	(1,648,831)	(1,229,996)	(2,125,166)
Net increase (decrease) from capital stock transactions					(28,905)	81,002	1,480,019	(892,185)
Total net increase (decrease) from capital stock transactions	(6,999,655)	78,664,086	(1,862,203)	(61,943,403)	(11,087,062)	144,561,196	9,575,037	44,350,108
Total increase (decrease) in net assets	957,266	81,477,334	(7,469,398)	(74,144,408)	12,594,951	160,354,323	30,990,136	40,533,792
Net Assets at end of period	$103,359,158	$102,401,892	$95,594,580	$103,063,978	$291,233,478	$278,638,527	$337,404,112	$306,413,976
Undistributed net investment income (loss) included in net assets	$127,149	$59,135	$275,083	$1,110,413	$509,291	$408,368	$(947,057)	$(546,715)
Capital Share transactions:
Class A Shares
Shares sold			172,445	218,277	100,765	131,336	369,019	442,695
Issued in merger			–	–	–	3,491,053	–	–
Issued to shareholders in reinvestment of distributions			640,704	503,981	104,609	16,561	279,172	386,207
Shares redeemed			(293,009)	(556,810)	(198,391)	(293,049)	(429,430)	(822,763)
Net increase in shares outstanding			520,140	165,448	6,983	3,345,901	218,761	6,139
Class B Shares
Shares sold			15,076	24,057			20,802	37,317
Issued to shareholders in reinvestment of distributions.			37,198	32,068			21,701	33,544
Shares redeemed			(37,823)	(74,341)			(72,757)	(129,518)
Net increase (decrease) in shares outstanding			14,451	(18,216)			(30,254)	(58,657)
Class Y Shares
Shares sold	159,010	3,758,374	45,515	662,380	693,267	2,600,056	3,360,138	9,575,828
Issued in merger	–	–	–	–	–	3,678,946	–	–
Issued to shareholders in reinvestment of distributions	143,896	82,612	375,717	876,976	336,668	779,307	1,025,405	1,157,449
Shares redeemed	(601,495)	(205,000)	(1,056,294)	(5,867,684)	(1,560,717)	(1,738,632)	(3,659,166)	(5,118,248)
Net increase (decrease) in shares outstanding	(298,589)	3,635,986	(635,062)	(4,328,328)	(530,782)	5,319,677	726,377	5,615,029
Class R6 Shares
Shares sold					7,793	43,005	257,588	80,726
Issued to shareholders in reinvestment of distributions					10,624	50,482	51,211	65,062
Shares redeemed					(19,458)	(86,385)	(132,803)	(246,165)
Net increase (decrease) in shares outstanding					(1,041)	7,102	175,996	(100,377)

1Includes $11,448,706 of unrealized appreciation that was associated with the Madison Large Cap Growth Fund reorganization into the Madison Investors Fund after market close in February 26, 2016.

See accompanying Notes to Financial Statements.
35

Madison Funds | April 30, 2017

Statements of Changes in Net Assets

	Small Cap Fund		International Stock Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Net Assets at beginning of period	$95,008,369	$87,600,246	$35,258,713	$38,329,644
Increase (decrease) in net assets from operations:
Net investment income	834,744	448,463	178,357	399,573
Net realized gain (loss)	5,287,036	3,787,484	(708,042)	(2,145,772)
Net change in unrealized appreciation (depreciation)	10,650,791	(2,674,212)	2,832,569	(910,500)
Net increase (decrease) in net assets from operations	16,772,571	1,561,735	2,302,884	(2,656,699)
Distributions to shareholders from:
Net investment income
Class A	(5,014)	(3,775)	(216,849)	(176,364)
Class B	–	–	(7,146)	(3,888)
Class Y	(406,818)	(237,790)	(162,676)	(171,460)
Net realized gains
Class A	(108,733)	(121,988)	–	–
Class B	(14,931)	(15,891)	–	–
Class Y	(3,034,721)	(2,938,689)	–	–
Total distributions	(3,570,217)	(3,318,133)	(386,671)	(351,712)
Capital Stock transactions:
Class A Shares
Shares sold	531,441	606,668	828,228	1,668,297
Issued to shareholders in reinvestment of distributions	113,630	125,763	216,004	175,730
Shares redeemed	(354,773)	(901,778)	(1,515,034)	(2,835,303)
Net increase (decrease) from capital stock transactions	290,298	(169,347)	(470,802)	(991,276)
Class B Shares
Shares sold	35,496	40,701	20,201	103,012
Issued to shareholders in reinvestment of distributions	14,931	15,891	7,146	3,888
Shares redeemed	(38,018)	(85,433)	(218,752)	(390,564)
Net increase (decrease) from capital stock transactions	12,409	(28,841)	(191,405)	(283,664)
Class Y Shares
Shares sold	4,759,635	17,647,916	2,126,076	7,199,981
Issued to shareholders in reinvestment of distributions	3,326,506	3,057,380	162,676	171,460
Shares redeemed	(8,661,326)	(11,342,587)	(6,328,922)	(6,159,021)
Net increase (decrease) from capital stock transactions	(575,185)	9,362,709	(4,040,170)	1,212,420
Total net increase (decrease) from capital stock transactions	(272,478)	9,164,521	(4,702,377)	(62,520)
Total increase (decrease) in net assets	12,929,876	7,408,123	(2,786,164)	(3,070,931)
Net Assets at end of period	$107,938,245	$95,008,369	$32,472,549	$35,258,713
Undistributed net investment income included in net assets	$726,346	$290,489	$178,356	$386,670
Capital Share transactions:
Class A Shares
Shares sold	32,016	41,423	67,971	137,881
Issued to shareholders in reinvestment of distributions	6,764	8,697	18,398	13,718
Shares redeemed	(21,618)	(62,006)	(125,546)	(230,240)
Net increase (decrease) in shares outstanding	17,162	(11,886)	(39,177)	(78,641)
Class B Shares
Shares sold	2,205	2,898	1,732	8,565
Issued to shareholders in reinvestment of distributions	944	1,158	621	309
Shares redeemed	(2,461)	(6,194)	(18,522)	(32,528)
Net increase (decrease) in shares outstanding	688	(2,138)	(16,169)	(23,654)
Class Y Shares
Shares sold	287,688	1,241,455	173,212	573,993
Issued to shareholders from capital stock transactions	197,653	211,145	13,857	13,385
Shares redeemed	(516,769)	(774,035)	(529,772)	(506,676)
Net increase (decrease) in shares outstanding	(31,428)	678,565	(342,703)	80,702

See accompanying Notes to Financial Statements.
36

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,

			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$10.46		$10.63	$11.15	$10.68	$10.43	$9.94	$ 10.52		$10.69	$11.19	$10.71	$10.42	$9.94
Income from Investment Operations:
Net investment income[1]	0.07		0.14	0.13	0.15	0.22	0.24	0.03		0.07	0.06	0.06	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.33		0.17	–	0.50	0.48	0.50	0.33		0.16	(0.01)	0.51	0.47	0.50
Total from investment operations	0.40		0.31	0.13	0.65	0.70	0.74	0.36		0.23	0.05	0.57	0.62	0.66
Less Distributions From:
Net investment income	(0.11)		(0.16)	(0.17)	(0.14)	(0.45)	(0.25)	(0.06)		(0.08)	(0.07)	(0.05)	(0.33)	(0.18)
Capital gains	(0.15)		(0.32)	(0.48)	(0.04)	–	–	(0.15)		(0.32)	(0.48)	(0.04)	–	–
Total distributions	(0.26)		(0.48)	(0.65)	(0.18)	(0.45)	(0.25)	(0.21)		(0.40)	(0.55)	(0.09)	(0.33)	(0.18)
Net increase (decrease) in net asset value	0.14		(0.17)	(0.52)	0.47	0.25	0.49	0.15		(0.17)	(0.50)	0.48	0.29	0.48
Net Asset Value at end of period	$10.60		$10.46	$10.63	$11.15	$10.68	$10.43	$ 10.67		$10.52	$10.69	$11.19	$10.71	$10.42
Total Return (%)[2]	3.94	[3]	3.10	1.17	6.13	6.90	7.60	3.50	[3]	2.27	0.44	5.41	6.05	6.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,992		$43,752	$46,039	$44,438	$42,353	$41,905	$ 8,692		$9,175	$10,064	$11,393	$11,569	$9,521
Ratios of expenses to average net assets (%)	0.70	[4]	0.71	0.70	0.70	0.70	0.70	1.45	[4]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.31	[4]	1.36	1.23	1.35	2.09	2.34	0.60	[4]	0.60	0.59	0.59	1.29	1.61
Portfolio turnover (%)[5]	39	[3]	82	83	96	69	40	39	[3]	82	83	96	69	40

	CONSERVATIVE ALLOCATION FUND
	CLASS C
			Year Ended October 31,
	Six Months Ended 4/30/17 (unaudited)		2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$10.53		$10.69	$11.20	$10.72	$10.43	$9.95
Income from Investment Operations:
Net investment income[1]	0.03		0.06	0.05	0.06	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.33		0.18	(0.01)	0.51	0.46	0.50
Total from investment operations	0.36		0.24	0.04	0.57	0.62	0.66
Less Distributions From:
Net investment income	(0.06)		(0.08)	(0.07)	(0.05)	(0.33)	(0.18)
Capital gains	(0.15)		(0.32)	(0.48)	(0.04)	–	–
Total distributions	(0.21)		(0.40)	(0.55)	(0.09)	(0.33)	(0.18)
Net increase (decrease) in net asset value	0.15		(0.16)	(0.51)	0.48	0.29	0.48
Net Asset Value at end of period	$10.68		$10.53	$10.69	$11.20	$10.72	$10.43
Total Return (%)[2]	3.50	[3]	2.37	0.34	5.41	6.05	6.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,061		$20,225	$19,694	$18,948	$16,787	$10,813
Ratios of expenses to average net assets (%)	1.45	[4]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	0.56	[4]	0.54	0.49	0.57	1.22	1.49
Portfolio turnover (%)[5]	39	[3]	82	83	96	69	40

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
37

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$11.18		$11.62	$12.27	$11.50	$10.35	$9.76	$11.05		$11.52	$12.19	$11.43	$10.29	$9.70
Income from Investment Operations:
Net investment income[1]	0.06		0.13	0.13	0.12	0.17	0.19	0.03		0.06	0.05	0.04	0.09	0.11
Net realized and unrealized gain on investments	0.71		0.18	0.04	0.80	1.23	0.63	0.70		0.16	0.04	0.78	1.23	0.63
Total from investment operations	0.77		0.31	0.17	0.92	1.40	0.82	0.73		0.22	0.09	0.82	1.32	0.74
Less Distributions From:
Net investment income	(0.15)		(0.12)	(0.17)	(0.15)	(0.25)	(0.23)	(0.07)		(0.06)	(0.11)	(0.06)	(0.18)	(0.15)
Capital gains	(0.32)		(0.63)	(0.65)	–	–	–	(0.32)		(0.63)	(0.65)	–	–	–
Total distributions	(0.47)		(0.75)	(0.82)	(0.15)	(0.25)	(0.23)	(0.39)		(0.69)	(0.76)	(0.06)	(0.18)	(0.15)
Net increase (decrease) in net asset value	0.30		(0.44)	(0.65)	0.77	1.15	0.59	0.34		(0.47)	(0.67)	0.76	1.14	0.59
Net Asset Value at end of period	$11.48		$11.18	$11.62	$12.27	$11.50	$10.35	$11.39		$11.05	$11.52	$12.19	$11.43	$10.29
Total Return (%)[2]	7.16	[3]	2.95	1.44	8.03	13.87	8.55	6.79	[3]	2.15	0.72	7.18	12.98	7.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$110,419		$104,276	$107,043	$109,148	$104,849	$92,954	$24,324		$25,440	$29,451	$33,235	$33,070	$29,821
Ratios of expenses to average net assets (%)	0.70	[4]	0.71	0.70	0.70	0.70	0.70	1.45	[4]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.12	[4]	1.13	1.02	1.00	1.55	1.86	0.43	[4]	0.58	0.41	0.27	0.82	1.11
Portfolio turnover (%)[5]	37	[3]	97	81	89	69	50	37	[3]	97	81	89	69	50

	MODERATE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,
			2016	2015	2014
						2013	2012
Net Asset Value at beginning of period	$11.06		$11.53	$12.20	$11.44	$10.30	$9.71
Income from Investment Operations:
Net investment income[1]	0.02		0.05	0.02	0.03	0.10	0.10
Net realized and unrealized gain on investments	0.71		0.17	0.07	0.79	1.22	0.64
Total from investment operations	0.73		0.22	0.09	0.82	1.32	0.74
Less Distributions From:
Net investment income	(0.07)		(0.06)	(0.11)	(0.06)	(0.18)	(0.15)
Capital gains	(0.32)		(0.63)	(0.65)	–	–	–
Total distributions	(0.39)		(0.69)	(0.76)	(0.06)	(0.18)	(0.15)
Net increase (decrease) in net asset value	0.34		(0.47)	(0.67)	0.76	1.14	0.59
Net Asset Value at end of period	$11.40		$11.06	$11.53	$12.20	$11.44	$10.30
Total Return (%)[2]	6.78	[3]	2.15	0.72	7.17	12.97	7.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,152		$9,100	$9,506	$8,238	$7,347	$5,253
Ratios of expenses to average net assets (%)	1.45	[4]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	0.44	[4]	0.47	0.01	0.21	0.82	1.02
Portfolio turnover (%)[5]	37	[3]	97	81	89	69	50

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
38

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012			2016	2015	2014		2013	2012

Net Asset Value at beginning of period	$11.12		$11.87	$12.81	$11.72	$10.01	$9.32	$10.83		$11.65	$12.61	$11.59		$9.89	$9.23
Income from Investment Operations:
Net investment income[1]	0.06		0.12	0.11	0.09	0.12	0.12	–		0.06	0.03	0.00	[5]	0.04	0.05
Net realized and unrealized gain on investments	1.01		0.15	0.10	1.04	1.80	0.70	1.00		0.12	0.09	1.02		1.80	0.68
Total from investment operations	1.07		0.27	0.21	1.13	1.92	0.82	1.00		0.18	0.12	1.02		1.84	0.73
Less Distributions From:
Net investment income	(0.13)		(0.10)	(0.20)	(0.04)	(0.21)	(0.13)	(0.06)		(0.08)	(0.13)	–		(0.14)	(0.07)
Capital gains	(0.29)		(0.92)	(0.95)	–	–	–	(0.29)		(0.92)	(0.95)	–		–	–
Total distributions	(0.42)		(1.02)	(1.15)	(0.04)	(0.21)	(0.13)	(0.35)		(1.00)	(1.08)	–		(0.14)	(0.07)
Net increase (decrease) in net asset value	0.65		(0.75)	(0.94)	1.09	1.71	0.69	0.65		(0.82)	(0.96)	1.02		1.70	0.66
Net Asset Value at end of period	$11.77		$11.12	$11.87	$12.81	$11.72	$10.01	$11.48		$10.83	$11.65	$12.61		$11.59	$9.89
Total Return (%)[2]	9.89	[3]	2.65	1.66	9.67	19.56	8.87	9.53	[3]	1.88	0.91	8.80		18.79	7.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$49,786		$45,317	$46,834	$45,697	$41,526	$33,282	$10,475		$11,089	$12,383	$13,063		$12,365	$10,787
Ratios of expenses to average net assets (%)	0.70	[4]	0.71	0.70	0.70	0.70	0.70	1.45	[4]	1.46	1.45	1.45		1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	0.95	[4]	1.04	0.81	0.73	1.02	1.22	0.25	[4]	0.56	0.21	(0.01)		0.34	0.48
Portfolio turnover (%)[6]	29	[3]	98	72	78	67	67	29[3]		98	72	78		67	67

	AGGRESSIVE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$10.84		$11.66	$12.62	$11.60	$9.90	$9.24
Income from Investment Operations:
Net investment income[1]	–		0.05	0.02	(0.01)	0.05	0.03
Net realized and unrealized gain on investments	1.00		0.13	0.10	1.03	1.79	0.70
Total from investment operations	1.00		0.18	0.12	1.02	1.84	0.73
Less Distributions From:
Net investment income	(0.06)		(0.08)	(0.13)	–	(0.14)	(0.07)
Capital gains	(0.29)		(0.92)	(0.95)	–	–	–
Total distributions	(0.35)		(1.00)	(1.08)	–	(0.14)	(0.07)
Net increase (decrease) in net asset value	0.65		(0.82)	(0.96)	1.02	1.70	0.66
Net Asset Value at end of period	$11.49		$10.84	$11.66	$12.62	$11.60	$9.90
Total Return (%)[2]	9.52	[3]	1.87	0.91	8.79	18.78	7.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,233		$2,411	$2,600	$2,547	$2,116	$1,099
Ratios of expenses to average net assets (%)	1.46	[4]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	0.46	[4]	0.42	0.05	(0.09)	0.10	0.32
Portfolio turnover (%)[6]	29	[3]	98	72	78	67	67

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
39

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	GOVERNMENT MONEY MARKET FUND*
	CLASS A												CLASS B
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,										Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012				2016		2015		2014		2013		2012

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Less Distributions From:
Net investment income	0.00	[2]	–		–		–		–		–		–		–		–		–		–		–
Total distributions	0.00	[2]	–		–		–		–		–		–		–		–		–		–		–
Net increase in net asset value	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.01	[4]	0.00		0.00		0.00		0.00		0.00		0.00	[4]	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,889		$18,295		$19,076		$20,570		$24,552		$11,654		$221		$599		$234		$461		$524		$826
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55	[5]	0.56		0.55		0.55		0.55		0.55		1.25	[2]	1.30		1.30		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)[6]	0.48	[5]	0.28		0.07		0.07		0.09		0.08	[5]	0.42	[5]	0.28		0.08		0.07		0.10		0.07
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)[6]	0.02	[5]	0.00		0.00		0.00		(0.00)		0.00	[5]	0.00	[5]	0.00		0.00		0.00		0.00		0.00

*	Prior to close of business on February 29, 2016, the Fund was known as the Cash Reserves Fund. See Note 1.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio is net of fees waived by the adviser and distributor (See Note 3).

	TAX-FREE VIRGINIA FUND*									TAX-FREE NATIONAL FUND*
	CLASS Y									CLASS Y
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Year Ended September 30,		Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Year Ended September 30,

		2016	2015	2014	2013[1]		2013	2012		2016	2015	2014	2013[1]		2013	2012
Net Asset Value at beginning of period	$11.67	$11.61	$11.70	$11.54	$11.50		$12.24	$11.92	$11.10	$11.01	$11.08	$10.73	$10.70		$11.44	$11.05
Income from Investment Operations:
Net investment income[2]	0.12	0.25	0.28	0.30	0.03		0.32	0.35	0.13	0.26	0.27	0.29	0.03		0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.19)	0.10	(0.01)	0.35	0.04		(0.65)	0.33	(0.20)	0.15	0.01	0.40	0.03		(0.66)	0.43
Total from investment operations	(0.07)	0.35	0.27	0.65	0.07		(0.33)	0.68	(0.07)	0.41	0.28	0.69	0.06		(0.34)	0.76
Less Distributions From:
Net investment income	(0.12)	(0.25)	(0.28)	(0.30)	(0.03)		(0.32)	(0.35)	(0.13)	(0.26)	(0.27)	(0.29)	(0.03)		(0.32)	(0.33)
Capital gains	(0.02)	(0.04)	(0.08)	(0.19)	–		(0.09)	(0.01)	(0.07)	(0.06)	(0.08)	(0.05)	–		(0.08)	(0.04)
Total distributions	(0.14)	(0.29)	(0.36)	(0.49)	(0.03)		(0.41)	(0.36)	(0.20)	(0.32)	(0.35)	(0.34)	(0.03)		(0.40)	(0.37)
Net increase (decrease) in net asset value	(0.21)	0.06	(0.09)	0.16	0.04		(0.74)	0.32	(0.27)	0.09	(0.07)	0.35	0.03		(0.74)	0.39
Net Asset Value at end of period	$11.46	$11.67	$11.61	$11.70	$11.54		$11.50	$12.24	$10.83	$11.10	$11.01	$11.08	$10.73		$10.70	$11.44
Total Return (%)[3]	(0.60)[4]	3.01	2.36	5.82	0.57	[4]	(2.77)	5.75	(0.61)[4]	3.75	2.61	6.52	0.52	[4]	(3.03)	7.02
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,012	$22,350	$22,659	$23,100	$23,408		$23,215	$26,117	$25,728	$27,333	$27,744	$28,415	$27,805		$28,328	$31,526
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.85 [5]	0.86	0.85	0.85	0.85	[5]	0.85	0.98	0.75 [5]	0.79	0.85	0.85	0.85	[5]	0.85	1.00
After reimbursement of expenses by Adviser (%)	0.85 [5]	0.86	0.85	0.85	0.85	[5]	0.85	–	0.75 [5]	0.79	0.85	0.85	0.85	[5]	0.85	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.13 [5]	2.12	2.45	2.63	2.58	[5]	2.71	2.88	2.35 [5]	2.27	2.44	2.65	2.79	[5]	2.92	2.97
Portfolio turnover (%)[6]	3 [4]	12	12	16	–	[4]	14	12	3 [4]	9	15	30	6	[4]	24	13

*The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 1 month of information.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
40

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH QUALITY BOND FUND*
	CLASS Y
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Year Ended December 31,

		2016	2015	2014		2013[1]	2012	2011
Net Asset Value at beginning of period	$11.06	$11.04	$11.04	$11.07		$11.21	$11.15	$10.94
Income from Investment Operations:
Net investment income[2]	0.07	0.12	0.11	0.11		0.09	0.13	0.16
Net realized and unrealized gain (loss) on investments	(0.10)	0.06	0.01	0.01		(0.13)	0.10	0.22

Total from investment operations	(0.03)	0.18	0.12	0.12		(0.04)	0.23	0.38
Less Distributions From:
Net investment income	(0.07)	(0.12)	(0.11)	(0.11)		(0.08)	(0.13)	(0.16)
Capital gains	(0.01)	(0.04)	(0.01)	(0.04)		(0.02)	(0.04)	(0.01)

Total distributions	(0.08)	(0.16)	(0.12)	(0.15)		(0.10)	(0.17)	(0.17)
Net increase (decrease) in net asset value	(0.11)	0.02	–	(0.03)		(0.14)	0.06	0.21
Net Asset Value at end of period	$10.95	$11.06	$11.04	$11.04		$11.07	$11.21	$11.15
Total Return (%)[3]	(0.25)[4]	1.62	1.11	1.12		(0.35)[4]	2.04	3.53
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$100,365	$105,807	$102,552	$118,082		$132,688	$109,694	$104,849
Ratios of expenses to average net assets (%)	0.49 [5]	0.50	0.49	0.49		0.49 [5]	0.49	0.49
Ratio of net investment income to average net assets (%)	1.27 [5]	1.10	1.00	1.00		0.99 [5]	1.15	1.48
Portfolio turnover (%)[6]	15 [4]	25	35	20		30 [4]	29	9

	CORE BOND FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,						Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,

		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$10.20	$10.09	$10.25	$10.21	$10.66	$10.59		$10.21	$10.10	$10.25	$10.22	$10.67	$10.59
Income from Investment Operations:
Net investment income[2]	0.10	0.20	0.19	0.22	0.26	0.26		0.06	0.13	0.11	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.14)	0.21	(0.05)	0.09	(0.46)	0.07		(0.15)	0.21	(0.04)	0.08	(0.46)	0.08

Total from investment operations	(0.04)	0.41	0.14	0.31	(0.20)	0.33		(0.09)	0.34	0.07	0.22	(0.28)	0.26
Less Distributions From:
Net investment income	(0.11)	(0.22)	(0.21)	(0.22)	(0.25)	(0.26)		(0.07)	(0.15)	(0.13)	(0.14)	(0.17)	(0.18)
Capital gains	(0.05)	(0.08)	(0.09)	(0.05)	–	–		(0.05)	(0.08)	(0.09)	(0.05)	–	–

Total distributions	(0.16)	(0.30)	(0.30)	(0.27)	(0.25)	(0.26)		(0.12)	(0.23)	(0.22)	(0.19)	(0.17)	(0.18)
Net increase (decrease) in net asset value	(0.20)	0.11	(0.16)	0.04	(0.45)	0.07		(0.21)	0.11	(0.15)	0.03	(0.45)	0.08
Net Asset Value at end of period	$10.00	$10.20	$10.09	$10.25	$10.21	$10.66		$10.00	$10.21	$10.10	$10.25	$10.22	$10.67
Total Return (%)[3]	(0.36)[4]	4.21	1.34	3.04	(1.92)	3.11		(0.83)[4]	3.43	0.69	2.18	(2.65)	2.43
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,335	$34,325	$32,823	$33,973	$40,104	$45,671		$2,304	$2,575	$2,929	$3,445	$4,433	$6,088
Ratios of expenses to average net assets (%)	0.90[5]	0.91	0.90	0.90	0.90	0.90		1.65[5]	1.66	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets (%)	2.03[5]	2.00	1.85	2.10	2.42	2.41		1.28[5]	1.25	1.10	1.36	1.68	1.66
Portfolio turnover (%)[6]	11[4]	39	57	41	24	6		11[4]	39	57	41	24	6
* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information. 2 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3 Total return without applicable sales charge.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
41

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

		CORE BOND FUND - continued
		CLASS Y						CLASS R6
		Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,							Inception to 10/31/13[8]

			2016	2015	2014	2013	2012		2016		2015			2014
Net Asset Value at beginning of period		$10.17	$10.07	$10.22	$10.19	$10.64	$10.58	$10.21		$10.09		$10.24		$10.20		$10.53
Income from Investment Operations:
Net investment income[1]		0.11	0.23	0.21	0.23	0.28	0.29	0.12		0.24		0.23		0.20		0.14
Net realized and unrealized gain (loss) on investments		(0.14)	0.20	(0.04)	0.09	(0.45)	0.06	(0.15)		0.21		(0.06)		0.13		(0.34)

Total from investment operations		(0.03)	0.43	0.17	0.32	(0.17)	0.35	(0.03)		0.45		0.17		0.33		(0.20)
Less Distributions From:
Net investment income		(0.12)	(0.25)	(0.23)	(0.24)	(0.28)	(0.29)	(0.12)		(0.25)		(0.23)		(0.24)		(0.13)
Capital gains		(0.05)	(0.08)	(0.09)	(0.05)	–	–	(0.05)		(0.08)		(0.09)		(0.05)		–

Total distributions		(0.17)	(0.33)	(0.32)	(0.29)	(0.28)	(0.29)	(0.17)		(0.33)		(0.32)		(0.29)		(0.13)
Net increase (decrease) in net asset value		(0.20)	0.10	(0.15)	0.03	(0.45)	0.06	(0.20)		0.12		(0.15)		0.04		(0.33)
Net Asset Value at end of period		$9.97	$10.17	$10.07	$10.22	$10.19	$10.64	$10.01		$10.21		$10.09		$10.24		$10.20
Total Return (%)[2]		(0.23)[4]	4.40	1.71	3.23	(1.65)	3.36	(0.23)[4]		4.59		1.71		3.32		(1.86	)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)		$171,594	$178,046	$186,414	$187,790	$109,247	$74,486	$1,781		$1,876		$1,693		$10		$10
Ratios of expenses to average net assets (%)		0.65 [5]	0.66	0.65	0.65	0.65	0.65	0.52 [5]		0.53		0.52		0.54		0.53	[5]
Ratio of net investment income to average net assets (%)		2.28 [5]	2.25	2.10	2.30	2.64	2.64	2.41 [5]		2.38		2.24		1.99		2.71	[5]
Portfolio turnover (%)[3]		11 [4]	39	57	41	24	6	11 [4]		39		57		41		24	[4]

	CORPORATE BOND FUND*							HIGH INCOME FUND
	CLASS Y							CLASS A
							Year Ended December 31, 2011
	Six Months Ended 4/30/17 (unaudited)							Six Months Ended 4/30/17 (unaudited)
		Year Ended October 31,							Year Ended October 31,
		2016	2015	2014	2013[7]	2012			2016	2015		2014		2013		2012
Net Asset Value at beginning of period	$11.69	$11.34	$11.49	$11.27	$11.67	$11.27	$10.81	$6.03	$5.93		$6.79		$7.15		$7.15	$6.95
Income from Investment Operations:
Net investment income[1]	0.17	0.33	0.29	0.25	0.19	0.24	0.22	0.14	0.29		0.32		0.35		0.41	0.45
Net realized and unrealized gain (loss) on investments	(0.15)	0.39	(0.13)	0.22	(0.38)	0.39	0.61	0.11	0.10		(0.47)		–		0.03	0.20

Total from investment operations	0.02	0.72	0.16	0.47	(0.19)	0.63	0.83	0.25	0.39		(0.15)		0.35		0.44	0.65
Less Distributions From:
Net investment income	(0.17)	(0.33)	(0.29)	(0.25)	(0.19)	(0.23)	(0.36)	(0.14)	(0.29)		(0.32)		(0.36)		(0.44)	(0.45)
Capital gains	(0.04)	(0.04)	(0.02)	–	(0.02)	(0.00)[6]	(0.01)	–	–		(0.39)		(0.35)		–	–

Total distributions	(0.21)	(0.37)	(0.31)	(0.25)	(0.21)	(0.23)	(0.37)	(0.14)	(0.29)		(0.71)		(0.71)		(0.44)	(0.45)
Net increase (decrease) in net asset value	(0.19)	0.35	(0.15)	0.22	(0.40	0.40	0.46	0.11	0.10		(0.86)		(0.36)		(0.00)[6]	0.20
Net Asset Value at end of period	$11.50	$11.69	$11.34	$11.49	$11.27	$11.67	$11.27	$6.14	$6.03		$5.93		$6.79		$7.15	$7.15
Total Return (%)[2]	0.19[4]	6.45	1.40	4.21	(1.58)[4]	5.72	7.83	4.24[4]	6.91		(2.29)		5.20		6.29	9.67
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,553	$23,846	$23,545	$27,010	$19,743	$19,813	$17,550	$21,117	$21,403		$23,155		$28,596		$28,530	$27,061
Ratios of expenses to average net assets (%)	0.65 [5]	0.66	0.65	0.65	0.65 [5]	0.67	0.69	1.00[5]	1.01		1.00		1.00		1.00	1.00
Ratio of net investment income to average net assets (%)	2.93 [5]	2.86	2.55	2.22	2.05 [5]	2.04	1.98	4.82[5]	4.98		5.12		5.05		5.63	6.35
Portfolio turnover (%)[3]	7 [4]	36	37	31	10 [4]	11	10	20[4]	73		28		52		28	36

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 Total return without applicable sales charge.
3 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
4 Not annualized.
5 Annualized.
6 Amounts represent less than $0.005 per share.
7 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
8 Commenced investment operations at the close of business on April 22, 2013.

See accompanying Notes to Financial Statements.
42

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND - continued
	CLASS B						CLASS Y
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,

		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$6.19	$6.08	$6.95	$7.30	$7.26	$7.05	$5.94	$5.86	$6.73	$7.09	$7.10	$6.92
Income from Investment Operations:
Net investment income[1]	0.13	0.26	0.29	0.30	0.37	0.40	0.11	0.27	0.01	1.02	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.11	0.10	(0.50)	–	0.03	0.20	0.15	0.13	(0.14)	(0.65)	0.01	0.19

Total from investment operations	0.24	0.36	(0.21)	0.30	0.40	0.60	0.26	0.40	(0.13)	0.37	0.46	0.66
Less Distributions From:
Net investment income	(0.12)	(0.25)	(0.27)	(0.30)	(0.36)	(0.39)	(0.16)	(0.32)	(0.35)	(0.38)	(0.47)	(0.48)
Capital gains	–	–	(0.39)	(0.35)	–	–	–	–	(0.39)	(0.35)	–	–

Total distributions	(0.12)	(0.25)	(0.66)	(0.65)	(0.36)	(0.39)	(0.16)	(0.32)	(0.74)	(0.73)	(0.47)	(0.48)
Net increase (decrease) in net asset value	0.12	0.11	(0.87)	(0.35)	0.04	0.21	0.10	0.08	(0.87)	(0.36)	(0.01)	0.18
Net Asset Value at end of period	$6.31	$6.19	$6.08	$6.95	$7.30	$7.26	$6.04	$5.94	$5.86	$6.73	$7.09	$7.10
Total Return (%)[2]	3.89[3]	6.07	(3.11)	4.47	5.60	8.74	4.49[3]	7.15	(2.00)	5.59	6.68	9.92
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,598	$1,651	$1,685	$2,267	$2,566	$2,983	$735	$712	$664	$388	$17,449	$53,121
Ratios of expenses to average net assets (%)	1.75[4]	1.76	1.75	1.75	1.75	1.75	0.75[4]	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	4.07[4]	4.23	4.36	4.30	4.89	5.60	5.09[4]	5.20	5.39	5.36	5.95	6.61
Portfolio turnover (%)[5]	20[3]	73	28	52	28	36	20[3]	73	28	52	28	36

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,

		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$14.92	$14.75	$14.79	$13.89	$12.54	$11.68	$15.01	$14.83	$14.88	$13.98	$12.61	$11.74
Income from Investment Operations:
Net investment income[1]	0.13	0.25	0.23	0.23	0.24	0.26	0.07	0.14	0.13	0.13	0.13	0.18
Net realized and unrealized gain (loss) on investments	0.79	0.52	(0.03)	0.90	1.35	0.86	0.79	0.53	(0.04)	0.90	1.37	0.86

Total from investment operations	0.92	0.77	0.20	1.13	1.59	1.12	0.86	0.67	0.09	1.03	1.50	1.04
Less Distributions From:
Net investment income	(0.14)	(0.26)	(0.24)	(0.23)	(0.24)	(0.26)	(0.08)	(0.15)	(0.14)	(0.13)	(0.13)	(0.17)
Capital gains	(0.54)	(0.34)	–	–	–	–	(0.54)	(0.34)	–	–	–	–

Total distributions	(0.68)	(0.60)	(0.24)	(0.23)	(0.24)	(0.26)	(0.62)	(0.49)	(0.14)	(0.13)	(0.13)	(0.17)
Net increase in net asset value	0.24	0.17	(0.04)	0.90	1.35	0.86	0.24	0.18	(0.05)	0.90	1.37	0.87
Net Asset Value at end of period	$15.16	$14.92	$14.75	$14.79	$13.89	$12.54	$15.25	$15.01	$14.83	$14.88	$13.98	$12.61
Total Return (%)[2]	6.26[3]	5.38	1.39	8.22	12.76	9.69	5.83[3]	4.63	0.58	7.37	11.99	8.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$132,325	$128,208	$121,026	$119,364	$105,521	$86,952	$13,034	$13,293	$13,442	$14,378	$14,297	$14,387
Ratios of expenses to average net assets (%)	1.10[4]	1.11	1.10	1.10	1.10	1.10	1.85[4]	1.86	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets (%)	1.78[4]	1.68	1.59	1.61	1.75	2.14	1.04[4]	0.94	0.84	0.86	1.01	1.42
Portfolio turnover (%)[5]	9[3]	35	25	23	18	21	9[3]	35	25	23	18	21

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 Total return without applicable sales charge.
3 Not annualized.
4 Annualized.
5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.
43

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND - continued
			CLASS C
	Six Months Ended 4/30/17 (unaudited)						Inception to 10/31/12[2]
			Year Ended October 31,
			2016	2015	2014	2013
Net Asset Value at beginning of period	$15.01		$14.83	$14.88	$13.97	$12.61	$12.53
Income from Investment Operations:
Net investment income[3]	0.07		0.14	0.13	0.13	0.13	0.04
Net realized and unrealized gain (loss) on investments	0.78		0.53	(0.04)	0.91	1.36	0.08

Total from investment operations	0.85		0.67	0.09	1.04	1.49	0.12
Less Distributions From:
Net investment income	(0.08)		(0.15)	(0.14)	(0.13)	(0.13)	(0.04)
Capital gains	(0.54)		(0.34)	–	–	–	–

Total distributions	(0.62)		(0.49)	(0.14)	(0.13)	(0.13)	(0.04)
Net increase (decrease) in net asset value	0.23		0.18	(0.05)	0.91	1.36	0.08
Net Asset Value at end of period	$15.24		$15.01	$14.83	$14.88	$13.97	$12.61
Total Return (%)[4]	5.76	[5]	4.63	0.64	7.38	11.91	0.94	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,302		$13,498	$12,766	$11,545	$6,732	$924
Ratios of expenses to average net assets (%)	1.85	[6]	1.86	1.85	1.85	1.84	1.83	[5]
Ratio of net investment income to average net assets (%)	1.03	[6]	0.93	0.84	0.83	0.88	0.83	[5]
Portfolio turnover (%)[7]	9	[5]	35	25	23	18	21	[5]

	COVERED CALL & EQUITY INCOME FUND[1]
	CLASS A									CLASS C
	Six Months Ended 4/30/17 (unaudited)								Six Months Ended 4/30/17 (unaudited)					Inception to 10/31/12[2]
			Year Ended October 31,							Year Ended October 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013
Net Asset Value at beginning of period	$8.95		$9.14	$9.92	$9.99	$9.76	$9.76		$8.63	$8.89	$9.74	$9.89	$9.74	$9.66
Income from Investment Operations:
Net investment income[3]	–		0.05	0.06	0.08	0.02	0.00	[8]	(0.02)	0.06	0.16	0.08	0.20	0.00	[8]
Net realized and unrealized gain (loss) on investments	0.42		0.33	(0.06)	0.77	1.12	0.82		0.39	0.24	(0.23)	0.69	0.86	0.28

Total from investment operations	0.42		0.38	–	0.85	1.14	0.82		0.37	0.30	(0.07)	0.77	1.06	0.28
Less Distributions From:
Net investment income	(0.13)		(0.41)	(0.50)	(0.60)	(0.60)	–		(0.13)	(0.40)	(0.50)	(0.60)	(0.60)	–
Capital gains	(0.21)		(0.16)	(0.28)	(0.32)	(0.31)	(0.82)		(0.21)	(0.16)	(0.28)	(0.32)	(0.31)	(0.20)

Total distributions	(0.34)		(0.57)	(0.78)	(0.92)	(0.91)	(0.82)		(0.34)	(0.56)	(0.78)	(0.92)	(0.91)	(0.20)
Net increase (decrease) in net asset value	0.08		(0.19)	(0.78)	(0.07)	0.23	–		0.03	(0.26)	(0.85)	(0.15)	0.15	0.08
Net Asset Value at end of period	$9.03		$8.95	$9.14	$9.92	$9.99	$9.76		$8.66	$8.63	$8.89	$9.74	$9.89	$9.74
Total Return (%)[4]	4.70	[5]	4.29	(0.18)	8.90	12.29	8.61		4.26 [5]	3.53	(0.83)	8.01	11.44	2.88	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,804		$18,252	$16,042	$11,373	$7,559	$6,297		$14,091	$13,519	$9,287	$4,805	$2,258	$527
Ratios of expenses to average net assets (%)	1.25	[6]	1.25	1.25	1.25	1.25	1.24		2.00 [6]	2.00	1.99	2.00	2.00	1.96	[6]
Ratio of net investment income (loss) to average net assets (%)	0.10	[6]	0.17	0.13	(0.30)	(0.12)	(0.15)		(0.65)[6]	(0.58)	(0.59)	(1.07)	(0.91)	(0.89)[6]
Portfolio turnover (%)[7]	81	[5]	135	107	139	100	84		81 [5]	135	107	139	100	84	[5]

1 Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. 2 Commenced investment operations at close of business on July 31, 2012.
3 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income. 4 Total return without applicable sales charge.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
8 Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.
44

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND[1] - continued
	CLASS Y							CLASS R6
	Six Months Ended 4/30/17 (unaudited)							Six Months Ended 4/30/17 (unaudited)						Inception to 10/31/12[2]
			Year Ended October 31,							Year Ended October 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013
Net Asset Value at beginning of period	$9.11		$9.27	$10.03	$10.08	$9.82	$9.81	$9.16		$9.31	$10.06	$10.09	$9.82	$9.72
Income from Investment Operations:
Net investment income[3]	0.01		0.08	0.14	0.22	(0.28)	0.00[8]	0.01		0.07	0.24	0.13	0.04	0.00[8]
Net realized and unrealized gain on investments	0.43		0.33	(0.12)	0.67	1.45	0.84	0.44		0.35	(0.21)	0.78	1.14	0.30
Total from investment operations	0.44		0.41	0.02	0.89	1.17	0.84	0.45		0.42	0.03	0.91	1.18	0.30
Less Distributions From:
Net investment income	(0.14)		(0.41)	(0.50)	(0.62)	(0.60)	(0.02)	(0.14)		(0.41)	(0.50)	(0.62)	(0.60)	–
Capital gains	(0.21)		(0.16)	(0.28)	(0.32)	(0.31)	(0.81)	(0.21)		(0.16)	(0.28)	(0.32)	(0.31)	(0.20)
Total distributions	(0.35)		(0.57)	(0.78)	(0.94)	(0.91)	(0.83)	(0.35)		(0.57)	(0.78)	(0.94)	(0.91)	(0.20)
Net increase (decrease) in net asset value	0.09		(0.16)	(0.76)	(0.05)	0.26	0.01	0.10		(0.15)	(0.75)	(0.03)	0.27	0.10
Net Asset Value at end of period	$9.20		$9.11	$9.27	$10.03	$10.08	$9.82	$9.26		$9.16	$9.31	$10.06	$10.09	$9.82
Total Return (%)[4]	4.79[5]		4.63	0.13	9.08	12.60	8.73	4.87	[5]	4.72	0.23	9.29	12.75	3.07	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$84,775		$71,241	$60,916	$43,891	$29,307	$81,779	$2,387		$3,110	$2,826	$152	$116	$103
Ratios of expenses to average net assets (%)	1.00	[6]	1.00	1.00	1.00	1.00	1.00	0.87	[6]	0.88	0.87	0.87	0.87	0.86	[6]
Ratio of net investment income (loss) to average net assets (%)	0.34	[6]	0.42	0.40	(0.03)	0.14	0.09	0.51	[6]	0.55	0.70	0.10	0.21	0.17	[6]
Portfolio turnover (%)[7]	81	[5]	135	107	139	100	84	81	[5]	135	107	139	100	84	[5]

	DIVIDEND INCOME FUND*									LARGE CAP VALUE FUND
	CLASS Y									CLASS A
								Year Ended December 31,
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,							Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,

			2016	2015	2014	2013[9]		2012	2011			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$22.38		$22.28	$23.59	$21.94	$17.90		$17.17	$17.50	$15.47		$16.33	$19.18	$17.04	$13.99	$12.42
Income from Investment Operations:
Net investment income[3]	0.24		0.33	0.40	0.38	0.28		0.36	0.20	0.06		0.16	0.08	0.13	0.18	0.21
Net realized and unrealized gain (loss)on investments	2.31		0.99	0.01	2.29	4.03		1.50	0.10	1.29		0.92	(0.10)	2.15	3.07	1.55
Total from investment operations	2.55		1.32	0.41	2.67	4.31		1.86	0.30	1.35		1.08	(0.02)	2.28	3.25	1.76
Less Distributions:
Net investment income	(0.22)		(0.32)	(0.38)	(0.38)	(0.27)		(0.35)	(0.20)	(0.18)		(0.10)	(0.14)	(0.14)	(0.20)	(0.19)
Capital gains	(0.54)		(0.90)	(1.34)	(0.64)	–		(0.78)	(0.43)	(2.07)		(1.84)	(2.69)	–	–	–
Total distributions	(0.76)		(1.22)	(1.72)	(1.02)	(0.27)		(1.13)	(0.63)	(2.25)		(1.94)	(2.83)	(0.14)	(0.20)	(0.19)
Net increase (decrease) in net asset value	1.79		0.10	(1.31)	1.65	4.04		0.73	(0.33)	(0.90)		(0.86)	(2.85)	2.14	3.05	1.57
Net Asset Value at end of period	$24.17		$22.38	$22.28	$23.59	$21.94		$17.90	$17.17	$14.57		$15.47	$16.33	$19.18	$17.04	$13.99
Total Return (%)[4]	11.53[5]		6.16	1.76	12.42	24.18	[5]	10.86	1.73	9.23	[5]	7.16	(0.80	13.47	23.58	14.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$103,359		$102,402	$20,925	$21,518	$18,658		$13,263	$11,189	$66,709		$62,757	$63,566	$70,495	$67,048	$58,537
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	[6]	1.10	1.10	1.10	1.10	[6]	1.17	1.25	1.16	[6]	1.17	1.16	1.16	1.16	1.16
After reimbursement of expenses by Adviser (%)	0.95	[6]	0.95	0.95	0.95	0.95	[6]	1.09	1.25	1.16	[6]	1.17	1.16	1.16	1.16	1.16
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.02	[6]	1.61	1.75	1.66	1.66	[6]	1.95	–	0.77	[6]	1.02	0.47	0.69	1.12	1.51
Portfolio turnover (%)[7]	9	[5]	33	24	29	16	[5]	61	56	45	[5]	74	97	85	33	25

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund.
2 Class was launched on July 31, 2012.
3 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
4 Total return without applicable sales charge.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
8 Amounts represent less than $0.005 per share.
9 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND - continued
	CLASS B								CLASS Y
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,						Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,

			2016	2015	2014	2013		2012		2016	2015	2014		2013	2012
Net Asset Value at beginning of period	$15.09		$16.01	$18.84	$16.74	$13.74		$12.21	$15.48	$16.35	$19.20	$17.06		$14.01	$12.44
Income from Investment Operations:
Net investment income[2]	(0.01)		0.06	(0.05)	0.04	0.12		0.16	0.09	0.26	0.14	0.19		0.19	0.22
Net realized and unrealized gain (loss) on investments	1.28		0.88	(0.09)	2.07	2.98		1.47	1.29	0.85	(0.11)	2.14		3.10	1.57

Total from investment operations	1.27		0.94	(0.14)	2.11	3.10		1.63	1.38	1.11	0.03	2.33		3.29	1.79
Less Distributions From:
Net investment income	(0.06)		(0.02)	0.00 [6]	(0.01)	(0.10)		(0.10)	(0.22)	(0.14)	(0.19)	(0.19)		(0.24)	(0.22)
Capital gains	(2.07)		(1.84)	(2.69)	–	–		–	(2.07)	(1.84)	(2.69)	–		–	–

Total distributions	(2.13)		(1.86)	(2.69)	(0.01)	(0.10)		(0.10)	(2.29)	(1.98)	(2.88)	(0.19)		(0.24)	(0.22)
Net increase (decrease) in net asset value	(0.86)		(0.92)	(2.83)	2.10	3.00		1.53	(0.91)	(0.87)	(2.85)	2.14		3.05	1.57
Net Asset Value at end of period	$14.23		$15.09	$16.01	$18.84	$16.74		$13.74	$14.57	$15.48	$16.35	$19.20		$17.06	$14.01
Total Return (%)[3]	8.78	[4]	6.38	(1.49)	12.61	22.69		13.41	9.39 [4]	7.44	(0.51)	13.74		23.86	14.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,588		$3,586	$4,096	$4,867	$5,222		$5,768	$25,298	$36,721	$109,546	$128,456		$132,206	$84,545
Ratios of expenses to average net assets (%)	1.91	[5]	1.92	1.91	1.91	1.91		1.91	0.91 [5]	0.92	0.91	0.91		0.91	0.91
Ratio of net investment income (loss) to average net assets (%)	0.02	[5]	0.27	(0.27)	(0.06)	0.40		0.79	1.03 [5]	1.33	0.73	0.92		1.33	1.76
Portfolio turnover (%)[7]	45	[4]	74	97	85	33		25	45 [4]	74	97	85		33	25

	INVESTORS FUND*
	CLASS A							CLASS Y
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,			Inception to 10/31/13[1]		Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,					Year Ended December 31,

			2016	2015	2014				2016	2015	2014	2013[8]		2012	2011
Net Asset Value at beginning of period	$19.57		$21.30	$25.01	$22.49	$22.06		$19.62	$21.36	$25.07	$22.50	$18.56		$16.40	$16.55
Income from Investment Operations:
Net investment income[2]	0.02		(0.00)[6,9]	0.09	0.03	–		0.05	0.06[9]	0.16	0.12	0.10		0.13	0.15
Net realized and unrealized gain (loss) on investments	2.27		1.18	1.06	3.18	0.43		2.28	1.17	1.05	3.15	3.94		2.17	(0.15)

Total from investment operations	2.29		1.18	1.15	3.21	0.43		2.33	1.23	1.21	3.27	4.04		2.30	–
Less Distributions From:
Net investment income	–		(0.12)	(0.06)	(0.01)	–		(0.05)	(0.18)	(0.12)	(0.02)	(0.10)		(0.14)	(0.15)
Capital gains	(0.61)		(2.79)	(4.80)	(0.68)	–		(0.61)	(2.79)	(4.80)	(0.68)	–		–	–

Total distributions	(0.61)		(2.91)	(4.86)	(0.69)	–		(0.66)	(2.97)	(4.92)	(0.70)	(0.10)		(0.14)	(0.15)
Net increase (decrease) in net asset value	1.68		(1.73)	(3.71)	2.52	0.43		1.67	(1.74)	(3.71)	2.57	3.94		2.16	(0.15)
Net Asset Value at end of period	$21.25		$19.57	$21.30	$25.01	$22.49		$21.29	$19.62	$21.36	$25.07	$22.50		$18.56	$16.40
Total Return (%)[3]	11.92[4]		6.46	4.78	14.55	1.95[4]		12.09[4]	6.69	5.07	14.84	21.78[4]		14.05	–
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$73,438		$67,479	$2,189	$1,340	$280		$211,098	$204,962	$109,506	$166,819	$196,164		$35,176	$36,339
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	[5]	1.20	1.31	1.28	1.20	[5]	0.95 [5]	0.98	1.06	1.02	1.04	[5]	1.05	0.99
After reimbursement of expenses by Adviser (%)	1.20	[5]	1.20	1.19	1.13	1.06	[5]	0.95 [5]	0.95	0.94	0.87	0.89	[5]	0.97	0.99
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.23	[5]	(0.01)	0.38	0.15	(0.22)[5]		0.48 [5]	0.33	0.62	0.43	0.41	[5]	0.75	0.82
Portfolio turnover (%)[7]	14	[4]	27	33	52	34	[4]	14 [4]	27	33	52	34	[4]	47	36

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Class was launched on September 20, 2013.
2 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3 Total return without applicable sales charge.
4 Not annualized.
5 Annualized.
6 Amounts represent less than $0.005 per share.
7 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
8 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
9 Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND* - continued							MID CAP FUND*
	CLASS R6							CLASS A
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,			Inception to 10/31/13[1]		Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,			Inception to 10/31/13[7]

			2016	2015	2014					2016	2015	2014
Net Asset Value at beginning of period	$19.74		$21.47	$25.14	$22.51	$22.06		$8.34		$8.59	$9.78	$9.48	$8.41
Income from Investment Operations:
Net investment income[2]	0.07		0.11	0.15	0.17	–		(0.02)		(0.04)	(0.06)	(0.04)	(0.03)
Net realized and unrealized gain on investments	2.28		1.17	1.10	3.16	0.45		0.95		0.29	0.61	1.01	1.10

Total from investment operations	2.35		1.28	1.25	3.33	0.45		0.93		0.25	0.55	0.97	1.07
Less Distributions From:
Net investment income	(0.08)		(0.22)	(0.12)	(0.02)	–		–		–	–	–	–
Capital gains	(0.61)		(2.79)	(4.80)	(0.68)	–		(0.38)		(0.50)	(1.74)	(0.67)	–

Total distributions	(0.69)		(3.01)	(4.92)	(0.70)	–		(0.38)		(0.50)	(1.74)	(0.67)	–
Net increase (decrease) in net asset value	1.66		(1.73)	(3.67)	2.63	0.45		0.55		(0.25)	(1.19)	0.30	1.07
Net Asset Value at end of period	$21.40		$19.74	$21.47	$25.14	$22.51		$8.89		$8.34	$8.59	$9.78	$9.48
Total Return (%)[3]	12.17	[4]	6.92	5.25	15.10	2.04	[4]	11.38	[4]	3.12	5.80	10.65	12.72	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,697		$6,198	$6,589	$5,200	$7,234		$57,843		$52,482	$54,000	$57,117	$56,578
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.77	[5]	0.77	0.73	0.69	0.65	[5]	1.40	[5]	1.41	1.40	1.40	1.40	[5]
After reimbursement of expenses by Adviser (%)	0.77	[5]	0.77	0.73	0.64	0.56	[5]	1.40	[5]	1.41	1.40	1.40	1.40	[5]
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.66	[5]	0.57	0.83	0.65	0.23	[5]	(0.59)[5]		(0.47)	(0.72)	(0.42)	(0.64)[5]
Portfolio turnover (%)[6]	14	[4]	27	33	52	34	[4]	13	[4]	27	28	33	21	[4]

	MID CAP FUND*
	CLASS B						CLASS Y
	Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,			Inception to 10/31/13[7]		Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,				Year Ended December 31,

		2016	2015	2014				2016	2015	2014	2013[8]	2012[9]	2011[9]
Net Asset Value at beginning of period	$7.04	$7.38	$8.69	$8.55	$7.62		$8.64	$8.85	$10.00	$9.66	$8.31	$7.45	$7.40
Income from Investment Operations:
Net investment income (loss)[2]	(0.08)	(0.14)	(0.13)	(0.14)	(0.06)		(0.01)	0.00 [10]	(0.04)	(0.02)	(0.02)	–	(0.01)
Net realized and unrealized gain (loss) on investments	0.82	0.30	0.56	0.95	0.99		0.98	0.29	0.63	1.03	2.11	1.17	0.39

Total from investment operations	0.74	0.16	0.43	0.81	0.93		0.97	0.29	0.59	1.01	2.09	1.17	0.38
Less Distributions From:
Capital gains	(0.38)	(0.50)	(1.74)	(0.67)	–		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)	(0.31)	(0.33)

Total distributions	(0.38)	(0.50)	(1.74)	(0.67)	–		(0.38)	(0.50)	(1.74)	(0.67)	(0.74)	(0.31)	(0.33)
Net increase (decrease) in net asset value	0.36	(0.34)	(1.31)	0.14	0.93		0.59	(0.21)	(1.15)	0.34	1.35	0.86	0.05
Net Asset Value at end of period	$7.40	$7.04	$7.38	$8.69	$8.55		$9.23	$8.64	$8.85	$10.00	$9.66	$8.31	$7.45
Total Return (%)[3]	10.77 [4]	2.38	5.06	9.89	12.20	[4]	11.45 [4]	3.50	6.13	10.88	22.68 [4]	15.69	5.10
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,755	$2,832	$3,401	$4,235	$5,476		$265,738	$242,308	$198,605	$224,181	$255,263	$168,428	$160,328
Ratios of expenses to average net assets (%)	2.15 [5]	2.16	2.15	2.15	2.15	[5]	0.98 [5]	1.08	1.15	1.15	1.15 [5]	1.20	1.25
Ratio of net investment income (loss) to average net assets (%)	(1.34)[5]	(1.23)	(1.47)	(1.19)	(1.39)[5]		(0.17)[5]	(0.14)	(0.47)	(0.17)	(0.29)[5]	0.00	(0.20)
Portfolio turnover (%)[6]	13 [4]	27	28	33	21	[4]	13 [4]	27	28	33	21 [4]	28	32

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Class was launched on September 20, 2013.
2 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3 Total return without applicable sales charge.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
7 For accounting purposes, the Mid-Cap Fund Class A & B are treated as having commenced investment operations at the close of business on April 19, 2013.
8 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
9 The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
10 Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND* - continued							SMALL CAP FUND
	CLASS R6							CLASS A
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,				Year Ended 12/31/12[2,3]	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,

			2016	2015	2014	2013[1]				2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$8.77		$8.95	$10.06	$9.68	$8.30	$7.42	$14.58		$14.98	$15.21	$14.87	$11.81	$10.79
Income from Investment Operations:
Net investment income (loss)[4]	(0.01)		0.02	(0.05)	0.02	0.01	0.08	0.10		0.04	0.02	0.06	0.02	0.06
Net realized and unrealized gain on investments	1.01		0.30	0.68	1.03	2.11	1.12	2.45		0.11	0.58	0.88	3.68	1.31

Total from investment operations	1.00		0.32	0.63	1.05	2.12	1.20	2.55		0.15	0.60	0.94	3.70	1.37
Less Distributions From:
Net investment income	–		–	–	–	–	(0.01)	(0.02)		(0.02)	(0.04)	–	(0.09)	–
Capital gains	(0.38)		(0.50)	(1.74)	(0.67)	(0.74)	(0.31)	(0.50)		(0.53)	(0.79)	(0.60)	(0.55)	(0.35)

Total distributions	(0.38)		(0.50)	(1.74)	(0.67)	(0.74)	(0.32)	(0.52)		(0.55)	(0.83)	(0.60)	(0.64)	(0.35)
Net increase (decrease) in net asset value	0.62		(0.18)	(1.11)	0.38	1.38	0.88	2.03		(0.40)	(0.23)	0.34	3.06	1.02
Net Asset Value at end of period	$9.39		$8.77	$8.95	$10.06	$9.68	$8.30	$16.61		$14.58	$14.98	$15.21	$14.87	$11.81
Total Return (%)[5]	11.63	[6]	3.81	6.55	11.29	23.05 [6]	7.34 [6]	17.46	[6]	1.00	3.90	6.45	32.85	13.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,068		$8,792	$9,874	$5,118	$6,270	$4,856	$3,897		$3,168	$3,435	$3,639	$4,566	$3,941
Ratios of expenses to average net assets (%)	0.77	[7]	0.78	0.77	0.77	0.77 [7]	0.76 [7]	1.50	[7]	1.51	1.50	1.50	1.50	1.50
Ratio of net investment income (loss) to average net assets (%)	0.04	[7]	0.16	(0.09)	0.20	0.11 [7]	1.19 [7]	1.34	[7]	0.24	0.09	0.35	0.14	0.53
Portfolio turnover (%)[8]	13	[6]	27	28	33	21 [6]	28 [6]	11	[6]	19	19	29	22	15

	SMALL CAP FUND
	CLASS B							CLASS Y
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,

			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$13.75		$14.25	$14.58	$14.38	$11.45	$10.55	$14.63		$15.03	$15.26	$14.88	$11.82	$10.77
Income from Investment Operations:
Net investment income (loss)[1]	0.05		(0.10)	(0.14)	(0.05)	(0.06)	(0.02)	0.13		0.07	0.04	0.07	0.02	0.10
Net realized and unrealized gain on investments	2.31		0.13	0.60	0.85	3.56	1.27	2.47		0.10	0.60	0.91	3.71	1.30

Total from investment operations	2.36		0.03	0.46	0.80	3.50	1.25	2.60		0.17	0.64	0.98	3.73	1.40
Less Distributions From:
Net investment income	–		–	–	–	(0.02)	–	(0.07)		(0.04)	(0.08)	(0.00)[9]	(0.12)	–
Capital gains	(0.50)		(0.53)	(0.79)	(0.60)	(0.55)	(0.35)	(0.50)		(0.53)	(0.79)	(0.60)	(0.55)	(0.35)

Total distributions	(0.50)		(0.53)	(0.79)	(0.60)	(0.57)	(0.35)	(0.57)		(0.57)	(0.87)	(0.60)	(0.67)	(0.35)
Net increase (decrease) in net asset value	1.86		(0.50)	(0.33)	0.20	2.93	0.90	2.03		(0.40)	(0.23)	0.38	3.06	1.05
Net Asset Value at end of period	$15.61		$13.75	$14.25	$14.58	$14.38	$11.45	$16.66		$14.63	$15.03	$15.26	$14.88	$11.82
Total Return (%)[3]	17.11	[6]	0.21	3.10	5.66	31.92	12.21	17.71	[6]	1.18	4.16	6.72	33.17	13.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$456		$392	$437	$522	$497	$318	$103,585		$91,448	$83,728	$60,279	$45,217	$13,808
Ratios of expenses to average net assets (%)	2.25	[7]	2.26	2.25	2.25	2.25	2.25	1.25	[7]	1.26	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets (%)	0.54	[7]	(0.51)	(0.66)	(0.40)	(0.62)	(0.22)	1.57	[7]	0.49	0.32	0.59	0.28	0.77
Portfolio turnover (%)[6]	11	[6]	19	19	29	22	15	11	[6]	19	19	29	22	15

*The Financial Statements presented herein include the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
1 Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
2 The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
3 Class was launched on February 29, 2012.
4 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
5 Total return without applicable sales charge.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
9 Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,					Six Months Ended 4/30/17 (unaudited)	Year Ended October 31,

			2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$12.03		$12.99	$13.20	$13.16	$10.81	$10.12	$11.73	$12.68	$12.89	$12.87	$10.58	$9.92
Income from Investment Operations:
Net investment income[1]	0.06		0.12	0.12	0.16	0.13	0.14	0.02	0.03	0.03	0.10	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.87		(0.97)	(0.02)	(0.02)	2.35	0.76	0.85	(0.95)	(0.03)	(0.06)	2.28	0.72
Total from investment operations	0.93		(0.85)	0.10	0.14	2.48	0.90	0.87	(0.92)	–	0.04	2.35	0.81
Less Distributions From:
Net investment income	(0.14)		(0.11)	(0.31)	(0.10)	(0.13)	(0.21)	(0.07)	(0.03)	(0.21)	(0.02)	(0.06)	(0.15)
Total distributions	(0.14)		(0.11)	(0.31)	(0.10)	(0.13)	(0.21)	(0.07)	(0.03)	(0.21)	(0.02)	(0.06)	(0.15)
Net increase (decrease) in net asset value	0.79		(0.96)	(0.21)	0.04	2.35	0.69	0.80	(0.95)	(0.21)	0.02	2.29	0.66
Net Asset Value at end of period	$12.82		$12.03	$12.99	$13.20	$13.16	$10.81	$12.53	$11.73	$12.68	$12.89	$12.87	$10.58
Total Return (%)[2]	7.87[3]		(6.60)	0.83	1.09	23.11	9.23	7.45[3]	(7.27)	0.06	0.31	22.26	8.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,298		$18,573	$21,072	$23,012	$24,571	$21,002	$1,173	$1,288	$1,692	$2,061	$2,946	$3,206
Ratios of expenses to average net assets (%)	1.61[4]		1.61	1.60	1.60	1.60	1.60	2.36[4]	2.36	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets (%)	1.11[4]		1.00	0.88	1.13	1.02	1.35	0.29[4]	0.21	0.10	0.29	0.28	0.59
Portfolio turnover (%)[5]	19[3]		34	45	44	53	41	19[3]	34	45	44	53	41

	CLASS Y
	Six Months Ended 4/30/17 (unaudited)		Year Ended October 31,

			2016	2015	2014	2013	2012
Net Asset Value at beginning of period	$12.05		$13.00	$13.22	$13.18	$10.82	$10.13
Income from Investment Operations:
Net investment income[1]	0.19		0.14	(0.05)	0.73	0.13	0.18
Net realized and unrealized gain (loss) on investments	0.77		(0.95)	0.17	(0.56)	2.38	0.75
Total from investment operations	0.96		(0.81)	0.12	0.17	2.51	0.93
Less Distributions From:
Net investment income	(0.17)		(0.14)	(0.34)	(0.13)	(0.15)	(0.24)
Total distributions	(0.17)		(0.14)	(0.34)	(0.13)	(0.15)	(0.24)
Net increase (decrease) in net asset value	0.79		(0.95)	(0.22)	0.04	2.36	0.69
Net Asset Value at end of period	$12.84		$12.05	$13.00	$13.22	$13.18	$10.82
Total Return (%)[2]	8.08	[3]	(6.40)	1.09	1.29	23.44	9.61
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,002		$15,398	$15,566	$7,938	$34,634	$23,294
Ratios of expenses to average net assets (%)	1.36	[4]	1.36	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets (%)	1.30	[4]	1.21	1.27	1.65	1.26	1.36
Portfolio turnover (%)[5]	19	[3]	34	45	44	53	41
1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 Total return without applicable sales charge.
3 Not annualized.
4 Annualized.
5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2017

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers eighteen funds (individually, a “Fund,” collectively, the “Funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the Small Cap Fund and International Stock Fund.

The accompanying financial statements include the Government Money Market (formerly known as Cash Reserves), Tax-Free Virginia, Tax-Free National, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock (collectively, the “Core Funds”), the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”).

The Government Money Market Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The Tax-Free Virginia, Tax-Free National, High Quality Bond, Corporate Bond and Dividend Income offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

As of February 1, 2017 Class B shares of the Funds are no longer available for purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time), on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may

50

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A Fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Recently Issued Accounting Pronouncements: In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of April 30, 2017, none of the Funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, except the Government Money Market and the Tax-Free Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. As of April 30, 2017, none of the Funds had foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Government Money Market Fund and the Tax-Free Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2017, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At April 30, 2017, there were no illiquid securities held in the Funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2017, Core Bond Fund, Diversified Income Fund and High Income Fund had entered into such transactions, the market values of which are identified in the Fund’s Portfolio of Investments.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2017, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/17
Conservative Allocation	$73,062,238	$–	$–	$73,062,238
Moderate Allocation	144,347,222	–	–	144,347,222
Aggressive Allocation	62,345,923	–	–	62,345,923
Government Money Market[2]	584,973	15,056,115	–	15,641,088
Tax-Free Virginia
Municipal Bonds	–	21,585,360	–	21,585,360
Tax-Free National
Municipal Bonds	–	25,361,803	–	25,361,803
High Quality Bond
Corporate Notes and Bonds	–	38,800,166	–	38,800,166
U.S. Government and Agency Obligations	–	57,910,355	–	57,910,355
Short-Term Investments	2,809,088	–	–	2,809,088

	2,809,088	96,710,521	–	99,519,609
Core Bond
Assets:
Asset Backed Securities	–	6,475,996	–	6,475,996
Collateralized Mortgage Obligations	–	6,059,674	–	6,059,674
Commercial Mortgage-Backed Securities	–	6,179,772	–	6,179,772
Corporate Notes and Bonds	–	73,139,033	–	73,139,033
Long Term Municipal Bonds	–	17,127,753	–	17,127,753
Mortgage Backed Securities	–	47,470,572	–	47,470,572
U.S. Government and Agency Obligations	–	47,441,476	–	47,441,476
Put Options Purchased	10,547	–	–	10,547
Short-Term Investments	3,527,962	–	–	3,527,962

	3,538,509	203,894,276	–	207,432,785
Liabilities
Call Options Written	8,594	–	–	8,594

Corporate Bond
Corporate Notes and Bonds	–	20,582,738	–	20,582,738
Long Term Municipal Bonds	–	652,238	–	652,238
Short-Term Investments	171,335	–	–	171,335

	171,335	21,234,976	–	21,406,311

High Income
Corporate Notes and Bonds	–	19,842,485	–	19,842,485
Mutual Funds	625,000	–	–	625,000
Short-Term Investments	2,400,940	–	–	2,400,940

	3,025,940	19,842,485	–	22,868,425

Diversified Income
Common Stocks	93,909,312	–	–	93,909,312
Asset Backed Securities	–	1,812,589	–	1,812,589
Collateralized Mortgage Obligations	–	1,803,696	–	1,803,696
Commercial Mortgage-Backed Securities	–	993,476	–	993,476
Corporate Notes and Bonds	–	21,282,683	–	21,282,683
Long Term Municipal Bonds	–	3,835,219	–	3,835,219
Mortgage Backed Securities	–	14,024,051	–	14,024,051
U.S. Government and Agency Obligations	–	16,579,513	–	16,579,513
Short-Term Investments	4,478,125	–	–	4,478,125

	98,387,437	60,331,227	–	158,718,664

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/17
Covered Call & Equity Income
Assets:
Common Stocks	$91,337,870	$–	$–	$91,337,870
Exchange Traded Funds	8,136,135	–	–	8,136,135
Short-Term Investments	23,214,515	–	–	23,214,515
U.S. Government and Agency Obligations	–	4,993,715	–	4,993,715

	122,688,520	4,993,715	–	127,682,235
Liabilities:
Options Written	2,209,607	–	–	2,209,607

Dividend Income
Common Stocks	101,147,004	–	–	101,147,004
Short-Term Investments	2,072,068	–	–	2,072,068

	103,219,072	–	–	103,219,072
Large Cap Value
Common Stocks	93,830,756	–	–	93,830,756
Short-Term Investments	1,442,327	–	–	1,442,327

	95,273,083	–	–	95,273,083
Investors
Common Stocks	267,223,298	–	–	267,223,298
Short-Term Investments	23,074,706	–	–	23,074,706

	290,298,004	–	–	290,298,004
Mid Cap
Common Stocks	304,317,727	–	–	304,317,727
Short-Term Investments	26,582,819	–	–	26,582,819

	330,900,546	–	–	330,900,546
Small Cap
Common Stocks	99,085,713	4,818,091	–	103,903,804
Short-Term Investments	3,882,575	–	–	3,882,575

	102,968,288	4,818,091	–	107,786,379
International Stock
Common Stocks
Australia	–	297,499	–	297,499
Belgium	–	846,934	–	846,934
Brazil	–	364,438	–	364,438
Canada	–	1,384,620	–	1,384,620
Denmark	–	614,885	–	614,885
Finland	–	462,220	–	462,220
France	–	3,553,137	–	3,553,137
Germany	–	834,428	–	834,428
Ireland	383,073	352,339	–	735,412
Italy	–	504,710	–	504,710
Japan	–	5,265,719	–	5,265,719
Jersey	–	1,625,001	–	1,625,001
Luxembourg	–	211,817	–	211,817
Netherlands	–	1,487,169	–	1,487,169
Norway	–	771,623	–	771,623
Philippines	–	26,743	–	26,743
Singapore	–	313,001	–	313,001
Spain	–	295,304	–	295,304
Sweden	–	1,554,460	–	1,554,460
Switzerland	–	1,272,189	–	1,272,189
Taiwan	618,409	–	–	618,409
Turkey	–	229,880	–	229,880
United Kingdom	654,326	6,659,765	–	7,314,091
Short-Term Investments	2,050,055	–	–	2,050,055

	3,705,863	28,927,881	–	32,633,744

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At April 30, 2017, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets and Liabilities as of April 30, 2017.

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments

		Asset Derivatives		Liability Derivatives

Fund	Derivatives accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Core Bond	Equity contracts	Options purchased	$10,547	Options written	$8,594

Covered Call & Equity Income	Equity contracts	Options purchased	–	Options written	2,209,607

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017.

Fund	Derivatives accounted for as hedging Instruments	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Core Bond	Equity contracts	$1,353	$9,225

Covered Call & Equity Income	Equity contracts	3,458,819	(528,253)

There is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of April 30, 2017:

Fund	Advisory Fee
Conservative Allocation	0.20%
Moderate Allocation	0.20%
Aggressive Allocation	0.20%
Government Money Market	0.40%
Tax-Free Virginia	0.50%
Tax-Free National	0.40%
High Quality Bond	0.30%
Core Bond	0.50%
Corporate Bond	0.40%
High Income	0.55%
Diversified Income	0.65%
Covered Call & Equity Income	0.85%
Dividend Income	0.75%
Large Cap Value	0.55%
Investors	0.75%
Mid Cap	0.75%
Small Cap	1.00%
International Stock	1.05%

The Government Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Investors, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2017, are Wellington Management Company, LLP for the Small Cap Fund, Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may, from time to time, contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on the Government Money Market Fund Class A Shares and Class B Shares until February 27, 2018, for the purpose of maintaining a one day yield of zero. The amount of the daily waiver was equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2017, the waivers totaled

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

$6,573 for Class A Shares and $143 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Dividend Income Fund’s advisory fee, 0.10%, is being waived by the Investment Adviser until February 27, 2018. For the period ended April 30, 2017, the waivers totaled $52,051 for Divided Income and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Administrative Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Class A	Class B	Class C	Class Y	Class R6
Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A
Government Money Market	0.15%	0.15%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	N/A
Core Bond	0.15%	0.15%	N/A	0.15%	0.02%
Corporate Bond	N/A	N/A	N/A	0.25%	N/A
High Income	0.20%	0.20%	N/A	0.20%	N/A
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.02%
Dividend Income	N/A	N/A	N/A	0.35%	N/A
Large Cap Value	0.36%	0.36%	N/A	0.36%	N/A
Investors	0.20%	N/A	N/A	0.20%	0.02%
Mid Cap	0.40%	0.40%	N/A	0.23%	0.02%
Small Cap	0.25%	0.25%	N/A	0.25%	N/A
International Stock	0.30%	0.30%	N/A	0.30%	N/A

The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Government Money Market Fund Class A Shares and Class B Shares until at least February 27, 2018. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. A portion of the Dividend Income Funds’ annual service fee, 0.05% is being waived by the Investment Advisor until February 27, 2018. The waived amounts for the Government Money Market and Dividend Income Fund are reflected as fees in the accompanying Statement of Operations. For the period ended April 30, 2017 the waivers were as follows:

Waived Fees or Expenses*

Fund	Class A	Class B	Class Y	Total Waivers
Government Money Market	$254	$22	$ –	$ 276
Dividend Income	–	–	26,025	26,025

* The Investment Adviser does not have the right to recoup any of these waived fees.

Shareholder Service and Distribution Plans (Rule 12b-1). Madison Funds has adopted, on behalf of certain Funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the Funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected Funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the Funds, other than the Government Money Market Fund. Under the terms of these plans, each Fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that Fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the Funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the Funds. Under the terms of each plan, each Fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that Fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a Fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Service & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

	Shareholder Service Fee			Distribution Fee		Total Shareholder Service and Distribution Fees (Rule 12b-1)

Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Government Money Market	N/A	N/A	N/A	0.75%	N/A	N/A	0.75%	N/A
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Corporate Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Income	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call & Equity Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, MFD waived a portion of 12b-1 fees on the Government Money Market Fund Class B Shares for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2017, the waivers totaled $1,171 and are reflected as fees waived in the accompanying Statement of Operations. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B, and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period November 1, 2016 through April 30, 2017, were as follows:

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$48,584	$7,034	$1,368	$6,388	$7,034	$1,368
Moderate Allocation	113,797	19,335	145	13,518	19,335	145
Aggressive Allocation	56,342	9,864	6	6,486	9,864	6
Government Money Market	–	4,266	–	–	4,266	–
Core Bond	41,981	886	–	5,819	886	–
High Income	8,085	1,245	–	1,028	1,245	–
Diversified Income	119,350	5,226	739	16,129	5,226	739
Covered Call & Equity Income	72,253	–	1,640	9,938	–	1,640
Large Cap Value	27,088	1,139	–	3,311	1,139	–
Investors	42,333	–	–	5,468	–	–
Mid Cap	75,853	743	–	9,630	743	–
Small Cap	5,144	167	–	632	167	–
International Stock	9,165	779	–	1,266	779	–

Other Expenses: In addition to the fees described above, the Trust is responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Administrative Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Government Money Market Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Funds, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Mid Cap and Small Cap, International Stock declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

 For the period ended April 30, 2017, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$27,610,849	$30,443,831
Moderate Allocation	–	–	50,485,483	55,530,912
Aggressive Allocation	–	–	17,251,403	19,190,459
Tax-Free Virginia	–	–	800,915	711,867
Tax-Free National	–	–	673,811	1,012,862
High Quality Bond	11,201,751	16,498,772	3,790,677	3,826,695
Core Bond	11,724,331	12,703,074	10,170,218	11,647,922
Corporate Bond	–	–	1,657,045	3,024,516
High Income	–	–	4,085,961	5,351,958
Diversified Income	3,951,831	2,533,454	9,938,843	10,846,781
Covered Call & Equity Income	–	–	85,724,094	76,608,964
Dividend Income	–	–	9,230,395	13,977,612
Large Cap Value	–	–	45,283,132	58,849,659
Investors	–	–	36,816,285	55,363,310
Mid Cap	–	–	37,327,901	50,399,661
Small Cap	–	–	11,175,782	15,991,123
International Stock	–	–	5,861,783	11,159,679

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

Transactions in option contracts in the Core Bond Fund and Covered Call & Equity Income Fund during the period ended April 30, 2017 were as follows:

	Number of Contracts	Premiums Received

Core Bond Fund
Options outstanding, beginning of period	–	$–
Options written during the period	100	52,044
Options closed during the period	(50)	(34,225)
Options exercised during the period	–	–
Options expired during the period	–	–

Options outstanding, end of period	50	$17,819

Covered Call & Equity Income Fund
Options outstanding, beginning of period	10,248	$1,839,315
Options written during the period	37,147	6,154,754
Options closed during the period	(9,692)	(1,666,283)
Options exercised during the period	(10,323)	(1,662,463)
Options expired during the period	(14,206)	(2,668,606)

Options outstanding, end of period	13,174	$1,996,717

7. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Effective May 2015, the Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

8. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Funds and the Government Market Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

9. SECURITIES LENDING

The Core Bond, High Income, Diversified Income, Large Cap Value, Mid Cap and International Stock Funds have entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

The Funds did not engage in any securities lending activity during the period ended April 30, 2017.

10. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2017. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended 2013 through 2016.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2016, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2017	2018	2019	Short Term	Long Term
Government Money Market	$16	$5	$–	$147	$–
High Income	–	–	–	414,170	1,323,841
International Stock	–	–	–	796,302	1,271,428

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Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2017

At April 30, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$2,402,106	$(113,861)	$2,288,245
Moderate Allocation Fund	11,319,660	(183,152)	11,136,508
Aggressive Allocation Fund	6,793,035	(103,159)	6,689,876
Government Money Market	–	–	–
Tax-Free Virginia Fund	658,759	(69,931)	588,828
Tax-Free National Fund	1,112,186	(62,515)	1,049,671
High Quality Bond Fund	634,899	(335,034)	299,865
Core Bond Fund	4,582,213	(1,162,746)	3,419,467
Corporate Bond Fund	645,892	(88,041)	557,851
High Income Fund	936,341	(203,971)	732,370
Diversified Income Fund	26,375,275	(894,880)	25,480,395
Covered Call & Equity Income	2,247,065	(6,798,910)	(4,551,845)
Dividend Income Fund	14,121,926	(720,871)	13,401,055
Large Cap Value Fund	15,409,934	(577,376)	14,832,558
Investors Fund	65,021,031	(56,295)	64,964,736
Mid Cap Fund	110,119,663	(2,110,078)	108,009,585
Small Cap Fund	23,229,385	(5,541,219)	17,688,166
International Stock Fund	6,908,908	(305,531)	6,603,377

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

11. CERTAIN RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation

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Madison Funds | Notes to the Financial Statements (unaudited) - concluded | April 30, 2017

risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2017 follows:

Fund/Underlying Fund	Balance of Shares Held at 10/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2017	Value at 4/30/2017	Realized Gain (Loss)	Distributions Received[1]
Conservative Allocation
Madison Core Bond Fund Class Y	1,525,716	45,226	(55,055)	1,515,887	$15,113,397	$(13,462)	$267,587
Madison Corporate Bond Fund Class Y	446,801	–	–	446,801	5,138,207	–	93,016
Madison Dividend Income Fund Class Y	178,313	5,692	(28,882)	155,123	3,749,323	16,664	133,540
Madison Investors Fund Class Y	168,292	16,446	–	184,738	3,933,077	–	109,988
Madison Mid Cap Fund Class Y	128,011	5,067	(10,941)	122,137	1,127,326	5,360	44,893

Totals					$29,061,330	$8,562	$649,024

Moderate Allocation
Madison Core Bond Fund Class Y	2,147,334	25,329	–	2,172,663	$21,661,451	$–	$376,400
Madison Dividend Income Fund Class Y	623,441	19,829	(54,201)	589,069	14,237,809	31,048	465,280
Madison Investors Fund Class Y	705,317	22,710	(51,689)	676,338	14,399,230	106,096	449,653
Madison Large Cap Value Fund Class Y	180,985	29,360	(88,910)	121,435	1,769,308	(45,911)	415,147
Madison Mid Cap Fund Class Y	340,479	14,737	–	355,216	3,278,642	–	130,568

Totals					$55,346,440	$91,233	$1,837,048

Aggressive Allocation
Madison Core Bond Fund Class Y	485,022	66,538	–	551,560	$5,499,057	$–	$91,541
Madison Dividend Income Fund Class Y	314,476	10,208	(16,021)	308,663	7,460,391	22,758	239,541
Madison Investors Fund Class Y	355,141	11,722	(11,986)	354,877	7,555,336	27,065	232,103
Madison Large Cap Value Fund Class Y	80,411	13,045	–	93,456	1,361,653	–	184,450
Madison Mid Cap Fund Class Y	237,806	10,293	–	248,099	2,289,950	–	91,194

Totals					$24,166,387	$49,823	$838,829

[1] Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Madison Funds | April 30, 2017

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2017. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,039.40	0.70%	$ 3.54	$1,035.00	1.45%	$ 7.32
Moderate Allocation*	1,000	1,071.60	0.70%	3.60	1,067.90	1.45%	7.43
Aggressive Allocation*	1,000	1,098.90	0.70%	3.64	1,095.30	1.45%	7.53
Government Money Market	1,000	1,000.10	0.48%	2.38	1,000.00	0.42%	2.08
Core Bond	1,000	996.40	0.90%	4.45	991.70	1.65%	8.15
High Income	1,000	1,042.40	1.00%	5.06	1,038.90	1.75%	8.85
Diversified Income	1,000	1,062.60	1.10%	5.63	1,058.30	1.85%	9.44
Covered Call & Equity Income	1,000	1,047.00	1.25%	6.34	N/A	N/A	N/A
Large Cap Value	1,000	1,092.30	1.16%	6.02	1,087.80	1.91%	9.89
Investors	1,000	1,119.20	1.20%	6.31	1,000.00	N/A	N/A
Mid Cap	1,000	1,113.80	1.40%	7.34	1,107.70	2.15%	11.24
Small Cap	1,000	1,174.60	1.50%	8.09	1,171.10	2.25%	12.11
International Stock	1,000	1,078.70	1.61%	8.30	1,074.50	2.36%	12.14

				CLASS C
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Conservative Allocation*	$1,000		$1,035.00		1.45%		$ 7.32
Moderate Allocation*	1,000		1,067.80		1.45%		7.43
Aggressive Allocation*	1,000		1,095.20		1.46%		7.58
Diversified Income	1,000		1,057.60		1.85%		9.44
Covered Call & Equity Income	1,000		1,042.60		2.00%		10.13

				CLASS Y
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Tax-Free Virginia	$1,000		$ 994.00		0.85%		$ 4.20
Tax-Free National	1,000		993.90		0.75%		3.71
High Quality Bond	1,000		997.50		0.49%		2.43
Core Bond	1,000		997.70		0.65%		3.22
Corporate Bond	1,000		1,001.90		0.65%		3.23
High Income	1,000		1,044.90		0.75%		3.80
Covered Call & Equity Income	1,000		1,047.90		1.00%		5.08
Dividend Income	1,000		1,115.30		0.95%		4.98
Large Cap Value	1,000		1,093.90		0.91%		4.72
Investors	1,000		1,120.90		0.95%		5.00
Mid Cap	1,000		1,114.50		0.98%		5.14
Small Cap	1,000		1,177.10		1.25%		6.75
International Stock	1,000		1,080.80		1.36%		7.02

				CLASS R6
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Core Bond	$1,000		$ 997.70		0.52%		$2.58
Covered Call & Equity Income	1,000		1,048.70		0.87%		4.42
Investors	1,000		1,121.70		0.77%		4.05
Mid Cap	1,000		1,116.30		0.77%		4.04

* The annual expense ratio does not include the expenses of the underlying funds.

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Madison Funds | Other Information (unaudited) - continued | April 30, 2017

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,021.32	0.70%	$3.51	$1,017.60	1.45%	$ 7.25
Moderate Allocation*	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Aggressive Allocation*	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Government Money Market	1,000	1,022.41	0.48%	2.41	1,022.71	0.42%	2.11
Core Bond	1,000	1,020.33	0.90%	4.51	1,016.61	1.65%	8.25
High Income	1,000	1,019.84	1.00%	5.01	1,016.12	1.75%	8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	1,015.62	1.85%	9.25
Covered Call & Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Large Cap Value	1,000	1,019.04	1.16%	5.81	1,015.32	1.91%	9.54
Investors	1,000	1,018.84	1.20%	6.01	1,024.79	N/A	N/A
Mid Cap	1,000	1,017.85	1.40%	7.00	1,014.13	2.15%	10.74
Small Cap	1,000	1,017.36	1.50%	7.50	1,013.64	2.25%	11.23
International Stock	1,000	1,016.81	1.61%	8.05	1,013.09	2.36%	11.78

				CLASS C
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Conservative Allocation*	$1,000		$1,017.60		1.45%		$7.25
Moderate Allocation*	1,000		1,017.60		1.45%		7.25
Aggressive Allocation*	1,000		1,017.55		1.46%		7.30
Diversified Income	1,000		1,015.62		1.85%		9.25
Covered Call & Equity Income	1,000		1,014.88		2.00%		9.99

				CLASS Y
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Tax-Free Virginia	$1,000		$1,020.58		0.85%		$4.26
Tax-Free National	1,000		1,021.08		0.75%		3.76
High Quality Bond	1,000		1,022.36		0.49%		2.46
Core Bond	1,000		1,021.57		0.65%		3.26
Corporate Bond	1,000		1,021.57		0.65%		3.26
High Income	1,000		1,021.08		0.75%		3.76
Covered Call & Equity Income	1,000		1,019.84		1.00%		5.01
Dividend Income	1,000		1,020.08		0.95%		4.76
Large Cap Value	1,000		1,020.28		0.91%		4.56
Investors	1,000		1,020.08		0.95%		4.76
Mid Cap	1,000		1,019.93		0.98%		4.91
Small Cap	1,000		1,018.60		1.25%		6.26
International Stock	1,000		1,018.05		1.36%		6.81

				CLASS R6
Fund	Beginning Account Value		Ending Account Value		Annual Expense Ratio		Expenses Paid During Period
Core Bond	$1,000		$1,022.22		0.52%		$2.61
Covered Call & Equity Income	1,000		1,020.48		0.87%		4.36
Investors	1,000		1,020.98		0.77%		3.86
Mid Cap	1,000		1,020.98		0.77%		3.86

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Madison Funds | Other Information (unaudited) - concluded | April 30, 2017

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds’ website at www.madisonfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

Forward-Looking Statement Disclosure.

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Discussion of Fund Performance section are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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Madison Funds Post Office Box 8390 Boston, MA 02266-8390 1 (800) 877-6089 www.madisonfunds.com

SEC File Number: 811-08261

4460-P1060
Rev: 0417

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: June 22, 2017

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: June 22, 2017